UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-08200

        Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 930

         Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Elena Khoziaeva, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 930

         Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund by contacting us at 800-661-3550.

This report contains material fund changes that occurred subsequent to the reporting period.

Aggressive Investors 1 Fund

BRAGX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Aggressive Investors 1 Fund	$100	0.89%

How did the Fund perform last year?

For the fiscal year, the Fund returned 23.70%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s sentiment and value models positively contributed to relative performance. The Fund’s overweight in the higher beta and higher momentum stocks also contributed to performance during the period. Stock selection improved results with selections in the Industrials and Financials sectors contributing the most.

Top detractors from performance

The Fund’s quality models detracted from relative performance. The Fund’s tilt toward smaller stocks also detracted from relative returns during the period. Sector allocation effect was negative with overweighting in the Financials sector detracting the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2026

Aggressive Investors 1 Fund $31,274
S&P 500 Index $42,271
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Aggressive Investors 1 Fund 31,274	S&P 500 Index 42,271
2016	10,000	10,000
2017	12,188	11,790
2018	13,600	13,484
2019	12,693	14,889
2020	11,737	16,006
2021	17,310	22,536
2022	13,189	20,144
2023	15,652	24,091
2024	20,087	30,006
2025	25,283	34,556
2026	31,274	42,271

Key Fund Statistics

Table Summary
Total Net Assets	$230,825,780
# of Portfolio Holdings	96
Portfolio Turnover Rate	74%
Advisory Fees Paid	$1,325,790

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Aggressive Investors 1 Fund	23.70%	12.56%	12.08%
S&P 500 Index	22.32%	13.41%	15.51%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	99.36%
Money Market Fund	0.62%
Other Assets in Excess of Liabilities	0.02%

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.69%
Alphabet, Inc., Class A	4.24%
Apple, Inc.	3.13%
Microsoft Corp.	2.86%
Lam Research Corp.	2.14%
Comfort Systems USA, Inc.	1.98%
Applied Materials, Inc.	1.88%
Amazon.com, Inc.	1.78%
Illumina, Inc.	1.62%
Lumentum Holdings, Inc.	1.60%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	1.40%
Utilities	1.23%
Energy	2.37%
Materials	3.52%
Health Care	7.41%
Communication Services	8.29%
Consumer Discretionary	10.31%
Industrials	13.77%
Financials	14.84%
Information Technology	36.86%

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2026: Pursuant to an Agreement and Plan of Reorganization approved by shareholders, on July 24, 2026 the Bridgeway Aggressive Investors 1 Fund reorganized into the EA Bridgeway Aggressive Investors ETF (BAGX), a newly created series of EA Series Trust. As a result, total annual fund operating expenses will decrease to 0.73%. The current portfolio managers of Bridgeway Aggressive Investors 1 Fund will continue to serve as portfolio managers of the EA Bridgeway Aggressive Investors ETF. Empowered Funds, LLC dba EA Advisers will serve as the investment adviser and Bridgeway Capital Management, LLC will serve as the investment sub-adviser. You can find additional information about the EA Bridgeway Aggressive Investors ETF at www.bridgewayetfs.com/bagx/.

Aggressive Investors 1 Fund

Annual Shareholder Report - June 30, 2026

BRAGX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-financial information

-proxy voting information

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Fund

BRUSX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Fund	$137	1.21%

How did the Fund perform last year?

For the fiscal year, the Fund returned 25.65%, underperforming the Russell Microcap Index.

Top contributors to performance

Selections in the Communication Services and Consumer Discretionary sectors contributed positively to the relative results.

Top detractors from performance

All three factor models (value, quality and sentiment) underperformed the benchmark detracting from relative results.  The Fund’s tilt toward smallest stocks in the micro-cap universe hurt relative performance.  The Fund’s stock selection effect was negative, with holdings in the Healthcare and Information Technology sectors detracting the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2026

Ultra-Small Company Fund $29,240
Russell Microcap Index $32,376
Russell 3000 Index $40,672
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Ultra-Small Company Fund 29,240	Russell Microcap Index 32,376	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	11,688	12,760	11,851
2018	12,755	15,339	13,602
2019	10,907	13,746	14,824
2020	10,075	13,090	15,792
2021	21,215	23,009	22,767
2022	16,751	15,937	19,610
2023	18,488	16,995	23,327
2024	19,544	18,007	28,721
2025	23,272	20,420	33,114
2026	29,240	32,376	40,672

Key Fund Statistics

Table Summary
Total Net Assets	$99,173,394
# of Portfolio Holdings	215
Portfolio Turnover Rate	78%
Advisory Fees Paid	$821,850

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Fund	25.65%	6.63%	11.33%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell Microcap Index	58.55%	7.07%	12.47%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	98.80%
Rights	0.00%
Money Market Fund	0.91%
Investments Purchased With Cash Proceeds From Securities Lending	6.71%
Liabilities in Excess of Other Assets	-6.42%

Top Ten Holdings (% of Net Assets)

Table Summary
Movado Group, Inc.	1.80%
Electromed, Inc.	1.72%
Optical Cable Corp.	1.57%
RF Industries, Ltd.	1.46%
Puma Biotechnology, Inc.	1.41%
AMC Global Media, Inc., Class A	1.36%
Xperi, Inc.	1.32%
Rimini Street, Inc.	1.31%
Sagimet Biosciences, Inc., Class A	1.30%
Fossil Group, Inc.	1.24%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	1.61%
Real Estate	0.60%
Consumer Staples	1.16%
Energy	5.66%
Communication Services	5.97%
Industrials	12.52%
Consumer Discretionary	15.18%
Information Technology	15.24%
Financials	16.11%
Health Care	25.95%

Ultra-Small Company Fund

Annual Shareholder Report - June 30, 2026

BRUSX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund by contacting us at 800-661-3550.

This report contains material fund changes that occurred subsequent to the reporting period.

Ultra-Small Company Market Fund

BRSIX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Ultra-Small Company Market Fund	$96	0.75%

How did the Fund perform last year?

For the fiscal year, the Fund returned 56.22%, underperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s larger holdings outside of the CRSP10 universe helped relative performance. The Fund’s sidesteps also added to relative performance.

Top detractors from performance

The Fund’s focus on CRSP 10 universe hurt relative performance as CRSP 10 underperformed the Russell Microcap Index.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2026

Ultra-Small Company Market Fund $29,400
Russell Microcap Index $32,376
Russell 3000 Index $40,672
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Ultra-Small Company Market Fund 29,400	Russell Microcap Index 32,376	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	12,660	12,760	11,851
2018	15,301	15,339	13,602
2019	12,703	13,746	14,824
2020	11,307	13,090	15,792
2021	23,047	23,009	22,767
2022	16,046	15,937	19,610
2023	16,044	16,995	23,327
2024	16,553	18,007	28,721
2025	18,819	20,420	33,114
2026	29,400	32,376	40,672

Key Fund Statistics

Table Summary
Total Net Assets	$147,639,974
# of Portfolio Holdings	547
Portfolio Turnover Rate	44%
Advisory Fees Paid	$546,150

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Ultra-Small Company Market Fund	56.22%	4.99%	11.39%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell Microcap Index	58.55%	7.07%	12.47%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	99.69%
Rights	0.00%
Money Market Fund	0.00%
Investments Purchased With Cash Proceeds From Securities Lending	9.55%
Liabilities in Excess of Other Assets	-9.24%

Top Ten Holdings (% of Net Assets)

Table Summary
Entravision Communications Corp., Class A	1.41%
FuelCell Energy, Inc.	1.39%
Rackspace Technology, Inc.	0.97%
AXT, Inc.	0.93%
Backblaze, Inc., Class A	0.70%
Climb Bio, Inc.	0.65%
Babcock & Wilcox Enterprises, Inc.	0.61%
Flexsteel Industries, Inc.	0.60%
Envela Corp.	0.60%
Everspin Technologies, Inc.	0.58%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	2.59%
Consumer Staples	2.21%
Materials	3.69%
Energy	4.79%
Communication Services	5.08%
Consumer Discretionary	11.93%
Information Technology	14.54%
Industrials	14.95%
Financials	15.40%
Health Care	24.82%

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026: Pursuant to an Agreement and Plan of Reorganization approved by shareholders, on July 24, 2026 the Bridgeway Ultra-Small Company Market Fund reorganized into the EA Bridgeway Ultra-Small Company Market ETF (BUSM), a newly created series of EA Series Trust. As a result, total annual fund operating expenses will decrease to 0.73%. The current portfolio managers of Bridgeway Ultra-Small Company Market Fund will continue to serve as portfolio managers of the EA Bridgeway Ultra-Small Company Market ETF. Empowered Funds, LLC dba EA Advisers will serve as the investment adviser and Bridgeway Capital Management, LLC will serve as the investment sub-adviser. You can find additional information about the EA Bridgeway Ultra-Small Company Market ETF at www.bridgewayetfs.com/busm/.

Ultra-Small Company Market Fund

Annual Shareholder Report - June 30, 2026

BRSIX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-financial information

-proxy voting information

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund by contacting us at 800-661-3550.

This report contains material fund changes that occurred subsequent to the reporting period.

Small-Cap Value Fund

BRSVX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Small-Cap Value Fund	$108	0.91%

How did the Fund perform last year?

For the fiscal year, the Fund returned 36.99%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller market capitalization stocks in the small-cap value universe helped relative performance. Selections in the Consumer Discretionary and Financials sector also contributed positively to the relative results.

Top detractors from performance

All three factor models (value, quality and sentiment) underperformed the benchmark detracting from relative results. From a sector perspective, the Fund’s allocation effect was negative, with an overweighting in the Consumer Discretionary sector and an underweighting in the Healthcare sector detracting the most from relative results. The Fund’s stock selection effect was negative, with holdings in the Healthcare and Information Technology sectors detracting the most from relative performance.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2026

Small-Cap Value Fund $34,112
Russell 2000 Value Index $28,123
Russell 3000 Index $40,672
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Small-Cap Value Fund 34,112	Russell 2000 Value Index 28,123	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	12,008	12,486	11,851
2018	14,448	14,121	13,602
2019	11,974	13,241	14,824
2020	10,006	10,927	15,792
2021	22,291	18,934	22,767
2022	20,996	15,851	19,610
2023	23,368	16,803	23,327
2024	24,853	18,634	28,721
2025	24,901	19,666	33,114
2026	34,112	28,123	40,672

Key Fund Statistics

Table Summary
Total Net Assets	$342,195,847
# of Portfolio Holdings	173
Portfolio Turnover Rate	76%
Advisory Fees Paid	$2,175,463

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Small-Cap Value Fund	36.99%	8.88%	13.06%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell 2000 Value Index	43.01%	8.23%	10.89%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	100.09%
Liabilities in Excess of Other Assets	-0.09%

Top Ten Holdings (% of Net Assets)

Table Summary
TTM Technologies, Inc.	1.48%
Garrett Motion, Inc.	1.39%
Viasat, Inc.	1.32%
Bread Financial Holdings, Inc.	1.30%
EnerSys	1.28%
Fulton Financial Corp.	1.07%
Matson, Inc.	1.00%
Kulicke & Soffa Industries, Inc.	0.98%
NetScout Systems, Inc.	0.96%
Interface, Inc.	0.95%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	4.87%
Utilities	3.73%
Real Estate	4.14%
Materials	4.22%
Energy	8.22%
Health Care	8.76%
Consumer Discretionary	11.73%
Industrials	12.42%
Information Technology	13.79%
Financials	28.12%

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2026: Pursuant to an Agreement and Plan of Reorganization approved by shareholders, on July 24, 2026 the Bridgeway Small-Cap Value Fund reorganized into the EA Bridgeway Select Small-Cap Value ETF (BRSV), a newly created series of EA Series Trust. As a result, total annual fund operating expenses will decrease to 0.79%. The current portfolio managers of Bridgeway Small-Cap Value Fund will continue to serve as portfolio managers of the EA Bridgeway Select Small-Cap Value ETF. Empowered Funds, LLC dba EA Advisers will serve as the investment adviser and Bridgeway Capital Management, LLC will serve as the investment sub-adviser. You can find additional information about the EA Bridgeway Select Small-Cap Value ETF at www.bridgewayetfs.com/brsv/.

Small-Cap Value Fund

Annual Shareholder Report - June 30, 2026

BRSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-financial information

-proxy voting information

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Omni Small-Cap Value Fund

BOSVX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Omni Small-Cap Value Fund	$58	0.47%

How did the Fund perform last year?

For the fiscal year, the Fund returned 45.68%, outperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller market capitalization stocks in the small-cap value universe contributed positively to relative performance.

Top detractors from performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to relative results during the period.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2026

Omni Small-Cap Value Fund $31,208
Russell 2000 Value Index $28,123
Russell 3000 Index $40,672
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Omni Small-Cap Value Fund 31,208	Russell 2000 Value Index 28,123	Russell 3000 Index 40,672
2016	10,000	10,000	10,000
2017	12,483	12,486	11,851
2018	14,575	14,121	13,602
2019	12,124	13,241	14,824
2020	9,358	10,927	15,792
2021	18,240	18,934	22,767
2022	17,391	15,851	19,610
2023	18,268	16,803	23,327
2024	21,179	18,634	28,721
2025	21,423	19,666	33,114
2026	31,208	28,123	40,672

Key Fund Statistics

Table Summary
Total Net Assets	$1,324,169,118
# of Portfolio Holdings	602
Portfolio Turnover Rate	29%
Advisory Fees Paid	$3,497,869

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Omni Small-Cap Value Fund	45.68%	11.34%	12.05%
Russell 3000 Index	22.82%	12.31%	15.06%
Russell 2000 Value Index	43.01%	8.23%	10.89%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Table Summary
Common Stocks	99.80%
Preferred Stock	0.10%
Rights	0.00%
Money Market Fund	0.13%
Investments Purchased With Cash Proceeds From Securities Lending	0.50%
Liabilities in Excess of Other Assets	-0.53%

Top Ten Holdings (% of Net Assets)

Table Summary
Viasat, Inc.	1.15%
Victoria's Secret & Co.	1.10%
Enova International, Inc.	1.05%
Sphere Entertainment Co.	0.83%
Bread Financial Holdings, Inc.	0.78%
International Seaways, Inc.	0.76%
Tutor Perini Corp.	0.75%
Benchmark Electronics, Inc.	0.73%
Callaway Golf Co.	0.72%
Patterson-UTI Energy, Inc.	0.66%

Top Sector Weightings (% of Net Assets)

Table Summary
Value	Value
Cash and Other Sectors	0.62%
Health Care	3.85%
Consumer Staples	4.01%
Communication Services	4.43%
Materials	4.74%
Information Technology	5.35%
Industrials	12.04%
Energy	13.08%
Consumer Discretionary	15.50%
Financials	36.38%

Omni Small-Cap Value Fund

Annual Shareholder Report - June 30, 2026

BOSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of July 1, 2025 to June 30, 2026.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Global Opportunities Fund

BRGOX

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10K Investment	Costs paid as a % of a $10K Investment
Global Opportunities Fund	$163	1.50%

How did the Fund perform since inception?

For the fiscal year, the Fund returned 17.71%, outperforming the FTSE 3-Month Treasury Bill Index.

By design, the Fund maintained minimal net exposure to undesired risk factors such as country, sector, and size.

Top contributors to performance

Both long and short sleeves contributed positively to the Fund’s overall performance, primarily driven by security selection in China, Japan and Sweden. At the sector level, security selection within Communication Services, Information Technology and Health Care contributed the most.

Top detractors from performance

The primary detractors from performance were the Fund’s security selection in Korea and within the Materials sector.

How did the Fund perform since inception?

Cumulative Returns of a Hypothetical $10,000 Investment as of June 30, 2026

Global Opportunities Fund
$12,525
FTSE 3-Month Teasury Bill Index
$10,743
MSCI All Country World
Investable Market Index $13,485
$15,000
$10,000
$5,000
$0
10/15/2024
06/25
06/26

Table Summary
	Global Opportunities Fund 12,525	FTSE 3-Month Teasury Bill Index 10,743	MSCI All Country World Investable Market Index 13,485
10/15/2024	10,000	10,000	10,000
06/25	10,641	10,325	10,856
06/26	12,525	10,743	13,485

Key Fund Statistics

Table Summary
Total Net Assets	$40,687,227
# of Portfolio Holdings - Long	251
# of Portfolio Holdings - Short	303
Portfolio Turnover Rate	-%Footnote Reference*
Advisory Fees Paid	$322,463
Footnote	Description
Footnote*	There were no long-term transactions for the year ended June 30, 2026.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception 10/15/2024
Global Opportunities Fund	17.71%	14.10%
MSCI All Country World Investable Market Index	24.22%	19.16%
FTSE 3-Month Teasury Bill Index	4.05%	4.29%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception. Performance data represents past performance and does not predict or guarantee future results. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit https://bridgewayfunds.com/#month-end-performance  for the most recent month-end performance.

What did the Fund invest in?

Top Sector Weightings (Notional exposure % of Net Assets)

Table Summary
	Long	Short
Utilities	2.94%	3.57%
Real Estate	3.40%	4.24%
Health Care	4.23%	2.86%
Energy	5.41%	2.73%
Communication Services	5.61%	6.64%
Consumer Staples	5.68%	5.31%
Consumer Discretionary	10.73%	12.43%
Materials	11.78%	12.44%
Information Technology	14.84%	11.21%
Financials	15.72%	13.75%
Industrials	15.84%	15.07%

Top Country Weightings (Notional exposure % of Net Assets)

Table Summary
	Long	Short
Other Countries	38.02%	38.96%
Norway	3.95%	3.24%
Japan	5.80%	7.20%
Canada	5.80%	6.86%
Australia	5.88%	6.02%
United States	6.19%	6.50%
United Kingdom	6.84%	4.72%
Taiwan	7.16%	5.53%
Korea	7.24%	4.89%
China	9.30%	6.32%

Global Opportunities Fund

Annual Shareholder Report - June 30, 2026

BRGOX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The Registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Miles Douglas Harper III, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $157,600 for 2026 and $157,600 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,950 for 2026 and $22,950 for 2025. Tax services include the review of the Funds’ federal income tax returns, the review of the Funds’ federal excise tax returns and the review of required distributions by the Funds.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee has adopted an Audit Committee Charter that provides that the Audit Committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment advisor or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of Regulation S-X [17 CFR 210.12-12] is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual Financial Statements, and the Financial Highlights are attached herewith.

A no-load mutual fund family
Financial Statements and Other information June 30, 2026

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX

(Open to Existing Investors)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP VALUE	BRSVX

OMNI SMALL-CAP VALUE	BOSVX

GLOBAL OPPORTUNITIES	BRGOX

bridgewayfunds.com

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

COMMON STOCKS - 99.36%

Communication Services - 8.29%
Alphabet, Inc., Class A	27,400	$9,791,938
Comcast Corp., Class A	48,000	1,178,400
Meta Platforms, Inc., Class A	4,000	2,253,160
Millicom International Cellular SA	28,000	2,541,280
New York Times Co. (The), Class A+	15,000	1,049,700
Pinterest, Inc., Class A*+	110,000	2,313,300

		19,127,778

Consumer Discretionary - 10.31%
Airbnb, Inc., Class A*	10,000	1,431,000
Amazon.com, Inc.*	17,200	4,099,448
Booking Holdings, Inc.	15,000	2,673,600
BorgWarner, Inc.	35,000	2,324,000
eBay, Inc.	13,200	1,475,100
Expedia Group, Inc.	7,800	1,995,864
Five Below, Inc.*	5,000	898,950
Ford Motor Co.	160,000	2,224,000
Magna International, Inc.	27,104	1,779,649
Ross Stores, Inc.	11,200	2,383,920
Tapestry, Inc.	17,200	2,517,736

		23,803,267

Consumer Staples - 0.76%
Costco Wholesale Corp.	1,867	1,746,523

Energy - 2.37%
APA Corp.	25,000	814,250
Devon Energy Corp.	45,000	1,859,400
Valero Energy Corp.	10,700	2,786,708

		5,460,358

Financials - 14.84%
Allstate Corp. (The)	5,500	1,308,670
American Express Co.	5,000	1,691,250
Ameriprise Financial, Inc.	3,400	1,559,784
Arch Capital Group, Ltd.*	10,000	970,600
Charles Schwab Corp. (The)	23,200	2,140,664
Citizens Financial Group, Inc.	40,800	2,858,856
CNA Financial Corp.	23,000	1,118,030
Goldman Sachs Group, Inc. (The)	2,500	2,528,425
Hartford Insurance Group, Inc. (The)	13,300	1,762,516

Industry Company	Shares	Value

Financials (continued)
Interactive Brokers Group, Inc., Class A	13,000	$1,131,520
KeyCorp.	70,000	1,613,500
M&T Bank Corp.	10,500	2,499,105
Regions Financial Corp.	80,000	2,416,000
RenaissanceRe Holdings, Ltd.	10,000	3,169,000
Royal Bank of Canada	10,000	2,069,700
Synchrony Financial	39,300	2,988,765
U.S. Bancorp	40,000	2,416,000

		34,242,385

Health Care - 7.41%
Bristol-Myers Squibb Co.	32,000	1,843,840
Cardinal Health, Inc.	10,200	2,423,112
Cencora, Inc.	6,000	1,697,880
Exelixis, Inc.*	50,000	2,720,500
Illumina, Inc.*	21,300	3,745,179
Medpace Holdings, Inc.*	2,200	1,165,098
Tenet Healthcare Corp.*	13,000	2,432,040
United Therapeutics Corp.*	2,000	1,083,660

		17,111,309

Industrials - 13.77%
Applied Industrial Technologies, Inc.	3,700	1,251,155
ATI, Inc.*	14,000	2,759,400
Automatic Data Processing, Inc.	8,500	1,903,575
Carlisle Cos., Inc.	3,000	1,088,250
Caterpillar, Inc.	2,800	2,981,720
Comfort Systems USA, Inc.	2,300	4,558,485
Delta Air Lines, Inc.	30,400	2,847,264
EMCOR Group, Inc.	2,200	1,825,736
MasTec, Inc.*	5,000	2,080,300
nVent Electric PLC	14,000	2,374,540
Trane Technologies PLC	5,000	2,455,800
United Airlines Holdings, Inc.*	19,500	2,651,805
Vertiv Holdings Co., Class A	9,000	3,013,380

		31,791,410

Information Technology - 36.86%
Adobe, Inc.*	4,600	943,092
Advanced Micro Devices, Inc.*	4,200	2,439,822

2	Annual Report | June 30, 2026

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Amkor Technology, Inc.	30,000	$2,586,900
Apple, Inc.	25,000	7,234,000
Applied Materials, Inc.	6,000	4,338,000
AppLovin Corp., Class A*	3,600	1,854,828
Broadcom, Inc.	5,000	1,888,750
Check Point Software Technologies, Ltd.*	13,000	1,708,590
Ciena Corp.*	5,000	2,452,800
Cognizant Technology Solutions Corp., Class A	25,000	968,250
Coherent Corp.*	6,000	2,366,820
Dell Technologies, Inc., Class C	5,700	2,459,322
F5, Inc.*	6,500	2,703,740
Fortinet, Inc.*	8,000	1,228,960
HP, Inc.+	50,000	1,097,000
Jabil, Inc.	8,000	3,083,840
Lam Research Corp.	11,400	4,939,962
Lattice Semiconductor Corp.*	22,000	3,365,120
Lumentum Holdings, Inc.*	4,300	3,689,658
Microsoft Corp.	17,700	6,602,454
Monolithic Power Systems, Inc.	1,200	1,658,832
NetApp, Inc.	12,068	1,867,644
NVIDIA Corp.	54,096	10,824,068
Onto Innovation, Inc.*	4,000	1,513,800
Palantir Technologies, Inc., Class A*	13,700	1,598,379
Salesforce, Inc.	6,400	1,002,624
Skyworks Solutions, Inc.+	28,000	1,898,400
Teradyne, Inc.	5,700	2,757,888
Twilio, Inc., Class A*	10,000	2,063,300
VeriSign, Inc.	7,700	1,937,012

		85,073,855

Materials - 3.52%
CF Industries Holdings, Inc.	24,000	2,598,240
Dow, Inc.	40,000	1,094,400
Linde PLC	3,000	1,556,820
Newmont Corp.	10,000	934,000
Steel Dynamics, Inc.	8,500	1,950,410

		8,133,870

Industry Company		Shares	Value

Utilities - 1.23%
NRG Energy, Inc.		19,500	$2,848,170

TOTAL COMMON STOCKS - 99.36%			229,338,925

(Cost $152,031,988)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.62%
Fidelity Investments Money Market Government Portfolio Class I	3.53%	1,441,354	1,441,354

TOTAL MONEY MARKET FUND - 0.62%			1,441,354

(Cost $1,441,354)

TOTAL INVESTMENTS - 99.98%			$230,780,279
(Cost $153,473,342)

Other Assets in Excess of Liabilities - 0.02%			45,501

NET ASSETS - 100.00%			$230,825,780

*	Non-income producing security.

^	Rate disclosed as of June 30, 2026.

+

This security or a portion of the security is out on loan as of June 30, 2026. Total loaned securities had a value of $6,358,400 as of June 30, 2026. See Note 2 for disclosure of cash and non-cash collateral.

PLC	- Public Limited Company

bridgewayfunds.com	3

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2026:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$229,338,925	$–	$–	$229,338,925
Money Market Fund	1,441,354	–	–	1,441,354

TOTAL	$230,780,279	$–	$–	$230,780,279

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

4	Annual Report | June 30, 2026

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

COMMON STOCKS - 98.80%

Communication Services - 5.97%
AMC Global Media, Inc., Class A*+	134,834	$1,345,643
Angi, Inc.*+	75,000	446,250
ATN International, Inc.	13,000	344,370
Cable One, Inc.*	10,000	531,100
CuriosityStream, Inc.+	150,000	399,000
DHI Group, Inc.*	196,100	727,531
Entravision Communications Corp., Class A+	50,000	652,000
EW Scripps Co. (The), Class A*	40,000	110,800
Motorsport Games, Inc., Class A*	17,000	68,000
National CineMedia, Inc.	80,000	304,000
PodcastOne, Inc.*	23,000	102,810
PubMatic, Inc., Class A*+	25,000	328,000
Thryv Holdings, Inc.*	125,000	492,500
Zedge, Inc., Class B+	22,404	69,453

		5,921,457

Consumer Discretionary - 15.18%
1-800-Flowers.com, Inc., Class A*+	179,000	622,919
1stdibs.com, Inc.*+	160,400	785,960
AMCON Distributing Co.+	3,270	221,543
Aterian, Inc.*	52,500	69,300
Beachbody Co., Inc. (The)*	19,509	199,382
Cato Corp. (The), Class A*	79,002	255,967
Chegg, Inc.*	100,000	101,000
Citi Trends, Inc.*	9,300	537,912
Designer Brands, Inc., Class A+	147,200	858,176
Duluth Holdings, Inc., Class B*	73,200	327,936
Educational Development Corp.*	21,586	32,595
Envela Corp.*	15,000	433,200
Fossil Group, Inc.*	297,400	1,231,236
Genesco, Inc.*	33,000	1,114,410
GrowGeneration Corp.*	100,801	149,185
Haverty Furniture Cos., Inc.	10,000	255,300
J Jill, Inc.+	17,959	285,009
JAKKS Pacific, Inc.	22,882	532,693
Lands’ End, Inc.*+	23,683	248,198
Lifetime Brands, Inc.	50,000	426,500
Lovesac Co. (The)*	3,000	50,070

Industry Company	Shares	Value

Consumer Discretionary (continued)
Lulu’s Fashion Lounge Holdings, Inc.*	4,505	$36,040
Movado Group, Inc.	45,453	1,786,757
OneWater Marine, Inc., Class A*+	20,900	235,543
Rocky Brands, Inc.	18,500	762,940
Sportsman’s Warehouse Holdings, Inc.*	326,200	433,846
Stoneridge, Inc.*	108,900	797,148
Strattec Security Corp.*	6,500	529,425
Universal Electronics, Inc.*	54,045	257,795
Vera Bradley, Inc.*	176,788	687,705
WW International, Inc.*+	21,516	343,826
Zumiez, Inc.*+	25,039	445,694

		15,055,210

Consumer Staples - 1.16%
Medifast, Inc.*+	40,900	433,949
Natural Health Trends Corp.	22,600	40,002
Nature’s Sunshine Products, Inc.*	16,000	348,800
USANA Health Sciences, Inc.*	15,100	322,385

		1,145,136

Energy - 5.66%
Amplify Energy Corp.*+	85,000	338,300
DMC Global, Inc.*	64,797	376,471
Drilling Tools International Corp.*	50,000	96,500
Energy Services of America Corp.	20,000	386,800
Epsilon Energy, Ltd.	113,875	616,064
Forum Energy Technologies, Inc.*	18,139	911,122
Gran Tierra Energy, Inc.*	139,793	873,706
Ranger Energy Services, Inc., Class A	67,890	1,086,919
Smart Sand, Inc.+	184,918	926,439

		5,612,321

Financials - 16.11%
American Integrity Insurance Group, Inc.	15,000	282,450
Atlantic American Corp.*	63,144	105,450
BayCom Corp.	15,696	516,398
C&F Financial Corp.	1,100	88,000
CF Bankshares, Inc.+	9,000	294,930

bridgewayfunds.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Citizens Community Bancorp, Inc.	21,599	$505,201
Cohen & Co., Inc.	10,044	136,398
Community Bancorp	5,000	195,500
Consumer Portfolio Services, Inc.*	38,859	372,852
Eagle Bancorp Montana, Inc.	15,000	358,950
First Bancorp, Inc. (The)	10,881	378,876
First Capital, Inc.	1,400	90,496
First Community Corp.	8,837	288,793
First National Corp.	15,000	450,300
First Western Financial, Inc.*	20,831	668,883
Franklin Financial Services Corp.	5,895	369,027
FS Bancorp, Inc.+	7,437	322,766
FVCBankcorp, Inc.	14,865	260,138
Investar Holding Corp.	16,865	505,275
Isabella Bank Corp.	14,240	562,480
James River Group Holdings, Inc.	25,000	110,000
Kingstone Cos., Inc.	41,100	782,133
MainStreet Bancshares, Inc.	9,000	222,210
Manhattan Bridge Capital, Inc.	15,416	69,680
Medallion Financial Corp.+	17,063	174,213
MVB Financial Corp.	24,929	723,190
Nexpoint Real Estate Finance, Inc.+	18,400	285,200
Northeast Community Bancorp, Inc.	13,575	376,571
Oak Valley Bancorp	35,664	1,203,482
OP Bancorp	37,050	555,379
Parke Bancorp, Inc.	18,968	628,979
Paysign, Inc.*+	25,000	204,750
Peoples Bancorp of North Carolina, Inc.	13,457	579,862
Primis Financial Corp.+	30,000	491,100
Princeton Bancorp, Inc.	7,212	273,695
RBB Bancorp+	10,000	274,150
Security National Financial Corp., Class A*	43,600	422,484
Siebert Financial Corp.*	35,307	58,257
Timberland Bancorp, Inc.	23,971	1,074,141
Virginia National Bankshares Corp.	8,208	364,271

Industry Company	Shares	Value

Financials (continued)
Waterstone Financial, Inc.	16,646	$345,072

		15,971,982

Health Care - 25.95%
Aclarion, Inc.*	19,480	56,102
Acme United Corp.	9,132	435,779
Acrivon Therapeutics, Inc.*	316,000	562,480
Acumen Pharmaceuticals, Inc.*	75,000	200,250
Adicet Bio, Inc.*	85,959	742,686
Alto Neuroscience, Inc.*+	23,553	621,564
ALX Oncology Holdings, Inc.*	15,072	31,199
American Well Corp., Class A*	42,989	392,060
Artiva Biotherapeutics, Inc.*+	50,000	485,000
Atea Pharmaceuticals, Inc.*+	28,300	131,595
BioAge Labs, Inc.*+	25,000	612,750
Biodesix, Inc.*	15,000	338,250
Black Diamond Therapeutics, Inc.*+	375,000	693,750
Boundless Bio, Inc.*+	77,500	193,750
Cabaletta Bio, Inc.*+	131,497	408,956
CareCloud, Inc.*	95,000	201,400
Climb Bio, Inc.*	50,000	652,000
Coherus Oncology, Inc.*	191,000	267,400
Contineum Therapeutics, Inc., Class A*+	22,380	366,808
ElectroCore, Inc.*+	25,000	216,000
Electromed, Inc.*	40,363	1,707,355
Fennec Pharmaceuticals, Inc.*	108,005	1,161,054
Fortress Biotech, Inc.*+	152,368	466,246
Immix Biopharma, Inc.*+	80,000	824,800
Immuneering Corp., Class A*+	50,000	249,500
InfuSystem Holdings, Inc.*	61,800	596,370
Inogen, Inc.*	155,551	1,003,304
Inovio Pharmaceuticals, Inc.*+	173,000	190,300
Ironwood Pharmaceuticals, Inc.*	135,993	572,531
Karyopharm Therapeutics, Inc.*+	49,873	487,259
Keros Therapeutics, Inc.*	75,000	802,500

6	Annual Report | June 30, 2026

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Kewaunee Scientific Corp.*	5,600	$198,912
KORU Medical Systems, Inc.*	51,805	217,581
Kyverna Therapeutics, Inc.*+	112,000	997,920
Metagenomi Therapeutics, Inc.*	327,100	389,249
Microbot Medical, Inc.*+	44,300	86,385
Nautilus Biotechnology, Inc.*	50,000	93,500
OnKure Therapeutics, Inc., Class A*	16,293	74,296
Orthofix Medical, Inc.*	2,500	22,850
Phio Pharmaceuticals Corp.*	12,000	12,300
Pliant Therapeutics, Inc.*	471,330	537,316
PMV Pharmaceuticals, Inc.*	331,453	444,147
Puma Biotechnology, Inc.*	173,000	1,403,030
Q32 Bio, Inc.*	34,613	440,970
Sagimet Biosciences, Inc., Class A*	166,441	1,286,589
Seer, Inc.*	380,043	630,871
Spectral AI, Inc.*+	287,000	496,510
Stereotaxis, Inc.*	32,375	55,685
Tenax Therapeutics, Inc.*	59,900	871,545
Viemed Healthcare, Inc.*	25,391	289,457
Whitehawk Therapeutics, Inc.*	165,284	757,001
XBiotech, Inc.*	38,900	89,470
Xilio Therapeutics, Inc.*	17,544	168,071
Zura Bio, Ltd.*	85,348	503,553

		25,738,206

Industrials - 12.52%
Bridger Aerospace Group Holdings, Inc.*	163,883	314,655
Broadwind, Inc.*	53,988	260,762
Civeo Corp.*	13,477	471,695
Commercial Vehicle Group, Inc.*+	25,000	115,500
Forrester Research, Inc.*	92,617	778,909
Franklin Covey Co.*+	45,200	1,108,756
FreightCar America, Inc.*+	60,000	584,400
FTC Solar, Inc.*+	29,034	147,493
Gencor Industries, Inc.*	26,400	393,888
Hudson Technologies, Inc.*	186,842	1,072,473
INNOVATE Corp.*+	11,500	214,705

Industry Company	Shares	Value

Industrials (continued)
Kelly Services, Inc., Class A	100,000	$1,228,000
L B Foster Co., Class A*	9,000	406,530
Mastech Digital, Inc.*	13,697	105,878
Novusterra, Inc.*Δ#+	25,745	1,030
Orion Energy Systems, Inc.*	31,140	364,026
Orion Group Holdings, Inc.*	31,000	521,420
Perma-Pipe International Holdings, Inc.*	5,000	136,150
Quad/Graphics, Inc.	124,574	1,050,159
RCM Technologies, Inc.*	2,700	76,221
Resources Connection, Inc.+	101,800	432,650
Star Equity Holdings, Inc.*	1,462	15,585
Stem, Inc.*	44,000	343,640
Tigo Energy, Inc.*	146,910	342,300
TrueBlue, Inc.*	129,500	902,615
Twin Disc, Inc.	44,355	1,029,036

		12,418,476

Information Technology - 15.24%
Acorn Energy, Inc.*	12,500	212,875
AmpliTech Group, Inc.*+	105,849	736,709
Aviat Networks, Inc.*	20,000	444,000
BK Technologies Corp.*	6,170	530,497
Cerence, Inc.*	97,100	1,099,172
Commerce.com, Inc.*	150,000	444,000
Comtech Telecommunications Corp.*	126,989	266,677
CS Disco, Inc.*	193,652	732,005
eGain Corp.*	57,900	364,770
Identiv, Inc.*	19,100	48,132
Information Services Group, Inc.	66,661	273,977
Inseego Corp.*+	67,200	694,176
Intellicheck, Inc.*+	73,484	301,284
inTEST Corp.*	22,432	407,589
Kaltura, Inc.*	120,300	156,390
KVH Industries, Inc.*+	90,400	895,864
Ooma, Inc.*	19,000	365,180
Optical Cable Corp.*+	74,358	1,559,287
Phunware, Inc.*	110,996	227,542
QuickLogic Corp.*+	33,000	659,010
RF Industries, Ltd.*+	68,096	1,444,316
Rimini Street, Inc.*	304,200	1,295,892
Roadzen, Inc.*+	69,580	101,587
Silvaco Group, Inc.*	25,000	344,750

bridgewayfunds.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company		Shares	Value

Common Stocks (continued)

Information Technology (continued)
Universal Safety Products, Inc.		14,377	$65,990
Wetouch Technology, Inc.*		108,900	131,769
Xperi, Inc.*		158,724	1,306,299

			15,109,739

Materials - 0.41%
Tredegar Corp.*		16,700	132,932
Vox Royalty Corp.+		58,000	274,340

			407,272

Real Estate - 0.60%
Douglas Elliman, Inc.*		336,716	595,987

TOTAL COMMON STOCKS - 98.80%			97,975,786

(Cost $77,188,653)

RIGHTS - 0.00%
AVROBIO, Inc., CVR*Δ#+++		11,783	–
Enliven Therapeutics, Inc., CVR*Δ#+++		18,900	–
Ikena Oncology, Inc., CVR*Δ#+++		51,100	–

TOTAL RIGHTS - 0.00%			–

(Cost $ – )

Rate^		Shares	Value

MONEY MARKET FUND - 0.91%
Fidelity Investments Money Market Government Portfolio Class I	3.53%	902,066	902,066

TOTAL MONEY MARKET FUND - 0.91%			902,066

(Cost $902,066)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.71%
Dreyfus Institutional Preferred Government Money Market Fund**	3.60%	6,658,809	$6,658,809

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.71%			6,658,809

(Cost $6,658,809)

TOTAL INVESTMENTS - 106.42%			$105,536,661
(Cost $84,749,528)

Liabilities in Excess of Other Assets - (6.42%)			(6,363,267)

NET ASSETS - 100.00%			$99,173,394

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $1,030, which is 0.00% of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2026.
^	Rate disclosed as of June 30, 2026.
+

This security or a portion of the security is out on loan as of June 30, 2026. Total loaned securities had a value of $18,406,821 as of June 30, 2026. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR-	Contingent Value Right

8	Annual Report | June 30, 2026

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2026:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Industrials	$12,417,446	$–	$1,030	$12,418,476
Other Industries (a)	85,557,310	–	–	85,557,310

Total Common Stocks	97,974,756	–	1,030	97,975,786
Rights	–	–	0	0
Money Market Fund	902,066	–	–	902,066
Investments Purchased With Cash Proceeds From Securities Lending	6,658,809	–	–	6,658,809

TOTAL	$105,535,631	$–	$1,030	$105,536,661

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2025	$515	$0	$515
Purchases/Issuances	–	–	–
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	515	–	515
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 06/30/2026	$1,030	$0	$1,030

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2026	$515	$–	$515

See Notes to Financial Statements.

bridgewayfunds.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

COMMON STOCKS - 99.69%

Communication Services - 5.08%
AMC Global Media, Inc., Class A*+	50,000	$499,000
Angi, Inc.*	50,000	297,500
Arena Group Holdings, Inc. (The)*	75,000	62,250
ATN International, Inc.	11,100	294,039
Cardlytics, Inc.*	7,575	34,012
comScore, Inc.*	17,500	129,150
DHI Group, Inc.*	58,800	218,148
Entravision Communications Corp., Class A	159,500	2,079,880
EW Scripps Co. (The), Class A*	120,500	333,785
Firy, Inc.*+	16,000	162,880
Gaia, Inc.*	21,400	44,940
Harte Hanks, Inc.*	13,500	29,160
iHeartMedia, Inc., Class A*	61,374	263,294
Marchex, Inc., Class B*	40,000	64,400
Moving Image Technologies, Inc.*	13,100	7,598
National CineMedia, Inc.	120,000	456,000
PubMatic, Inc., Class A*+	44,100	578,592
Saga Communications, Inc., Class A	13,680	124,078
Spok Holdings, Inc.	25,000	256,000
System1, Inc.*	7,100	16,401
Teads Holding Co.*	130,000	99,697
TechTarget, Inc.*+	95,000	342,000
Townsquare Media, Inc., Class A+	14,800	104,636
Travelzoo*+	30,443	355,574
Vivid Seats, Inc., Class A*+	18,500	120,620
Zedge, Inc., Class B	26,955	83,560
ZipRecruiter, Inc., Class A*	120,000	450,000

		7,507,194

Consumer Discretionary - 11.93%
1-800-Flowers.com, Inc., Class A*+	47,000	163,559
1stdibs.com, Inc.*	54,900	269,010
aka Brands Holding Corp.*	9,000	96,390
AMCON Distributing Co.	2,850	193,087
American Outdoor Brands, Inc.*+	16,507	193,792
America’s Car-Mart, Inc.*	5,500	15,345

Industry Company	Shares	Value

Consumer Discretionary (continued)
Ark Restaurants Corp.*	7,496	$43,927
BARK, Inc.*+	12,161	121,367
Barnes & Noble Education, Inc.*+	39,000	489,840
Bassett Furniture Industries, Inc.+	10,200	180,744
Bed Bath & Beyond, Inc.*	50,000	289,500
Black Rock Coffee Bar, Inc., Class A*	25,000	207,250
Bowl America, Inc. EscrowΔ#	13,000	3,510
Brilliant Earth Group, Inc., Class A	22,800	25,764
Canterbury Park Holding Corp.	6,689	105,419
Cato Corp. (The), Class A*	22,000	71,280
Chegg, Inc.*	151,515	153,030
Children’s Place, Inc. (The)*+	28,050	85,552
Citi Trends, Inc.*	10,200	589,968
Clarus Corp.	45,500	143,325
Culp, Inc.*	13,000	40,300
Designer Brands, Inc., Class A+	57,500	335,225
Duluth Holdings, Inc., Class B*	50,287	225,286
El Pollo Loco Holdings, Inc.*	35,000	593,600
Emerson Radio Corp.*	47,100	16,791
Envela Corp.*	30,467	879,887
Escalade, Inc.	16,508	310,020
Flanigan’s Enterprises, Inc.	2,000	89,680
Flexsteel Industries, Inc.	11,900	886,312
Fossil Group, Inc.*	71,500	296,010
Funko, Inc., Class A*	75,000	441,000
GEN Restaurant Group, Inc.*+	4,200	8,274
Genesco, Inc.*	14,500	489,665
GoPro, Inc., Class A*	195,000	151,710
Grabagun Digital Holdings, Inc.*	50,000	114,000
Grove Collaborative Holdings, Inc.*+	52,525	65,656
Hamilton Beach Brands Holding Co., Class A	13,700	315,511
High Roller Technologies, Inc.*	10,000	59,200
Holley, Inc.*	85,000	216,750
Hooker Furnishings Corp.	10,764	191,922
J Jill, Inc.+	21,800	345,966

10	Annual Report | June 30, 2026

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)
Jack in the Box, Inc.*+	30,000	$474,300
JAKKS Pacific, Inc.	16,090	374,575
Lakeland Industries, Inc.+	10,257	109,647
Legacy Education, Inc.*	15,000	176,400
Lifetime Brands, Inc.+	35,120	299,574
Lovesac Co. (The)*	19,500	325,455
Motorcar Parts of America, Inc.*	24,053	368,492
Movado Group, Inc.	10,000	393,100
Nerdy, Inc.*+	168,000	153,905
Noodles & Co.*	7,044	105,308
OneWater Marine, Inc., Class A*+	20,900	235,543
PetMed Express, Inc.*	10,000	19,200
Portillo’s, Inc., Class A*+	50,000	237,000
Purple Innovation, Inc.*	75,000	26,775
Red Robin Gourmet Burgers, Inc.*+	26,500	211,735
Regis Corp.*	3,458	96,824
Rent the Runway, Inc., Class A*+	36,718	115,662
Rocky Brands, Inc.	12,700	523,748
Solid Power, Inc.*+	82,000	212,380
Sportsman’s Warehouse Holdings, Inc.*	67,700	90,041
Stoneridge, Inc.*	32,000	234,240
Strattec Security Corp.*	7,100	578,295
Superior Group of Cos., Inc.	33,691	442,026
Sypris Solutions, Inc.*	59,404	144,352
Tilly’s, Inc., Class A*+	24,400	102,480
Torrid Holdings, Inc.*	90,000	168,300
Unifi, Inc.*	29,500	140,125
Universal Electronics, Inc.*	14,900	71,073
Venu Holding Corp.*+	80,000	181,600
Vera Bradley, Inc.*	45,100	175,439
Vince Holding Corp.*	14,400	102,960
Vroom, Inc.*	8,000	61,600
Weyco Group, Inc.	8,000	314,640
WW International, Inc.*+	8,000	127,840
Xponential Fitness, Inc., Class A*+	60,000	415,200
Zumiez, Inc.*	16,475	293,255

		17,617,513

Consumer Staples - 2.21%
Alico, Inc.	9,950	411,631
AXIL Brands, Inc.*	2,500	16,750
B&G Foods, Inc.+	100,000	398,000

Industry Company	Shares	Value

Consumer Staples (continued)
BRC, Inc., Class A*+	181,500	$201,465
Bridgford Foods Corp.*+	21,900	142,131
Honest Co., Inc. (The)*	140,000	512,400
Laird Superfood, Inc.*	15,000	70,500
Lifeway Foods, Inc.*+	17,100	510,264
Limoneira Co.	15,000	196,950
Local Bounti Corp.*+	16,538	21,334
Medifast, Inc.*	10,000	106,100
Natural Alternatives International, Inc.*	17,789	42,516
United-Guardian, Inc.	8,466	60,447
USANA Health Sciences, Inc.*	20,000	427,000
Zevia PBC, Class A*	85,600	139,528

		3,257,016

Energy - 4.79%
Aemetis, Inc.*+	115,500	189,420
Amplify Energy Corp.*+	69,600	277,008
Barnwell Industries, Inc.*	35,000	35,350
Battalion Oil Corp.*+	30,000	39,300
Comstock, Inc.*+	106,800	444,288
Dawson Geophysical Co.*	21,710	128,957
DMC Global, Inc.*	15,000	87,150
Empire Petroleum Corp.*+	45,300	121,404
Evolution Petroleum Corp.	50,800	186,944
Forum Energy Technologies, Inc.*	8,300	416,909
FutureFuel Corp.	55,100	249,052
Geospace Technologies Corp.*	30,000	203,100
Gran Tierra Energy, Inc.*	77,500	484,375
KLX Energy Services Holdings, Inc.*	21,702	55,991
Mammoth Energy Services, Inc.*	60,000	195,000
Mexco Energy Corp.	8,000	59,830
NACCO Industries, Inc., Class A	9,470	473,974
Natural Gas Services Group, Inc.	13,602	586,790
New Era Energy & Digital, Inc.*+	67,700	431,926
New Fortress Energy, Inc.*+	299,700	108,821
Oil States International, Inc.*	25,000	200,250
PEDEVCO Corp.*	7,385	99,402

bridgewayfunds.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Energy (continued)
Ranger Energy Services, Inc., Class A	24,200	$387,442
Ring Energy, Inc.*+	321,254	346,954
SEACOR Marine Holdings, Inc.*	31,800	243,270
Smart Sand, Inc.	133,200	667,332
W&T Offshore, Inc.+	110,000	346,500

		7,066,739

Financials - 15.40%
Acacia Research Corp.*	50,000	233,000
Advanced Flower Capital, Inc.+	30,796	95,468
AmeriServ Financial, Inc.	24,171	93,783
Atlantic American Corp.*	93,756	156,573
Auburn National BanCorp, Inc.+	4,000	108,160
Avidbank Holdings, Inc.*	12,500	412,875
Bakkt, Inc.*+	66,610	520,224
Bankwell Financial Group, Inc.	6,202	364,368
BayCom Corp.	14,400	473,760
BCB Bancorp, Inc.	24,300	260,496
BRC Group Holdings, Inc.*+	44,500	357,780
C&F Financial Corp.	5,390	431,200
CB Financial Services, Inc.	10,000	379,000
Chemung Financial Corp.	6,298	469,705
Citizens Community Bancorp, Inc.	10,600	247,934
Citizens, Inc.*+	80,331	461,100
CoastalSouth Bancshares, Inc.	14,909	400,307
Cohen & Co., Inc.	4,500	61,110
Colony Bankcorp, Inc.	22,676	455,561
Consumer Portfolio Services, Inc.*	55,500	532,523
Eagle Bancorp Montana, Inc.	14,021	335,523
eHealth, Inc.*	37,000	55,130
FG Nexus, Inc.*	5,000	25,850
Finance Of America Cos., Inc., Class A*+	12,844	353,467
Finwise Bancorp*	19,800	287,100
First Bancorp, Inc. (The)	10,000	348,200
First Guaranty Bancshares, Inc.+	14,256	143,558
First Internet Bancorp	12,800	355,840
First Northwest Bancorp	10,250	110,802
First United Corp.	7,592	334,883

Industry Company	Shares	Value

Financials (continued)
First Western Financial, Inc.*	12,651	$406,224
Great Elm Group, Inc.*	34,597	75,421
Hanover Bancorp, Inc.	12,600	293,832
Hawthorn Bancshares, Inc.+	13,148	516,716
Innventure, Inc.*+	98,315	498,457
James River Group Holdings, Inc.	73,000	321,200
Katapult Holdings, Inc.*+	7,316	48,359
Kingsway Corp.*	30,000	312,600
Lake Shore Bancorp, Inc.	10,356	184,440
Landmark Bancorp, Inc.	6,977	214,264
loanDepot, Inc., Class A*	250,000	312,500
Magyar Bancorp, Inc.	10,579	184,604
Marygold Cos., Inc. (The)*	54,767	65,173
MBIA, Inc.*+	74,500	485,740
Medallion Financial Corp.	53,744	548,726
Meridian Corp.	15,603	312,528
NewtekOne, Inc.	26,700	395,427
Norwood Financial Corp.	10,276	330,373
Octave Specialty Group, Inc.*	63,500	396,240
Ohio Valley Banc Corp.	6,499	282,252
Onity Group, Inc.*	14,716	584,961
OP Bancorp	20,500	307,295
Open Lending Corp.*	144,700	450,017
Oportun Financial Corp.*	70,000	399,700
OptimumBank Holdings, Inc.*	16,600	96,944
Patriot National Bancorp, Inc.*	125,000	119,687
PCB Bancorp	18,000	510,660
Peoples Bancorp of North Carolina, Inc.	6,452	278,017
Primis Financial Corp.	36,557	598,438
Princeton Bancorp, Inc.	9,979	378,703
Procap Financial, Inc.*	96,500	148,610
Provident Financial Holdings, Inc.	8,300	142,760
Riverview Bancorp, Inc.	24,506	133,068
Security National Financial Corp., Class A*	53,238	515,876
Selectquote, Inc.*	100,000	84,110
Silvercrest Asset Management Group, Inc., Class A	16,102	162,791
Summit State Bank*	7,820	106,039

12	Annual Report | June 30, 2026

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Financials (continued)
Timberland Bancorp, Inc.	9,104	$407,950
Union Bankshares, Inc.+	5,575	135,249
USCB Financial Holdings, Inc.	15,000	306,900
Usio, Inc.*	60,000	148,800
Waterstone Financial, Inc.	32,647	676,772
Western New England Bancorp, Inc.	32,844	469,669
Westwood Holdings Group, Inc.	27,500	526,900

		22,740,272

Health Care - 24.82%
4D Molecular Therapeutics, Inc.*+	25,000	332,500
Aardvark Therapeutics, Inc.*	24,000	138,240
Accendra Health, Inc.*	106,000	362,520
Aclaris Therapeutics, Inc.*	62,019	328,081
Acme United Corp.	6,235	297,534
Acrivon Therapeutics, Inc.*	58,000	103,240
Actinium Pharmaceuticals, Inc.*	40,000	39,200
Actuate Therapeutics, Inc.*+	23,482	35,927
Acumen Pharmaceuticals, Inc.*	87,871	234,616
AirSculpt Technologies, Inc.*+	89,800	404,100
Alector, Inc.*	142,500	286,425
Allogene Therapeutics, Inc.*	250,000	520,000
Alpha Teknova, Inc.*+	75,000	426,000
Alto Neuroscience, Inc.*+	25,000	659,750
ALX Oncology Holdings, Inc.*	211,000	436,770
American Shared Hospital Services*	8,700	13,746
American Well Corp., Class A*	5,000	45,600
AN2 Therapeutics, Inc.*+	59,000	285,560
Anavex Life Sciences Corp.*+	123,000	318,570
Anika Therapeutics, Inc.*	17,500	256,025
Annovis Bio, Inc.*	33,577	62,453
Anteris Technologies Global Corp.*+	35,000	344,750
Apyx Medical Corp.*	55,300	248,297

Industry Company	Shares	Value

Health Care (continued)
Arcturus Therapeutics Holdings, Inc.*+	36,500	$ 245,280
Armata Pharmaceuticals, Inc.*+	41,382	268,155
Artiva Biotherapeutics, Inc.*+	35,000	339,500
Atara Biotherapeutics, Inc.*+	14,000	160,720
Atea Pharmaceuticals, Inc.*+	92,800	431,520
Atrium Therapeutics, Inc.*	10,000	134,500
BioAge Labs, Inc.*	17,000	416,670
Biodesix, Inc.*	10,000	225,500
Biomea Fusion, Inc.*+	84,600	124,362
Biote Corp., Class A*	35,000	66,150
Black Diamond Therapeutics, Inc.*	88,000	162,800
Boundless Bio, Inc.*	50,500	126,250
C4 Therapeutics, Inc.*	120,000	560,400
Cabaletta Bio, Inc.*+	122,675	381,519
CAMP4 Therapeutics Corp.*+	25,000	109,250
CareCloud, Inc.*	58,900	124,868
Caribou Biosciences, Inc.*	113,500	199,760
Carlsmed, Inc.*	25,000	259,500
Cartesian Therapeutics, Inc.*	32,500	338,650
CEL-SCI Corp.*	7,500	7,800
Cerus Corp.*	125,000	365,000
Claritev Corp.*+	3,048	103,967
Climb Bio, Inc.*	73,800	962,352
Codexis, Inc.*	117,000	264,420
Coherus Oncology, Inc.*	200,000	280,000
Contineum Therapeutics, Inc., Class A*	26,900	440,891
Cross Country Healthcare, Inc.*	44,081	582,310
Cumberland Pharmaceuticals, Inc.*	25,000	162,000
CVRx, Inc.*+	36,500	187,610
Definitive Healthcare Corp.*	94,200	78,271
Design Therapeutics, Inc.*	20,000	289,400
Editas Medicine, Inc.*	126,000	408,240
Electromed, Inc.*	15,800	668,340
Enanta Pharmaceuticals, Inc.*	17,500	255,150
Entrada Therapeutics, Inc.*	25,000	184,000

bridgewayfunds.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Evolent Health, Inc., Class A*	150,000	$813,000
Evolus, Inc.*	25,000	173,500
Exagen, Inc.*	24,802	115,329
Fate Therapeutics, Inc.*	185,000	499,500
Foghorn Therapeutics, Inc.*	83,000	405,040
Gain Therapeutics, Inc.*+	30,004	60,908
Humacyte, Inc.*+	160,000	124,864
Hyperfine, Inc.*	97,800	132,030
Immuneering Corp., Class A*+	49,849	248,747
InfuSystem Holdings, Inc.*	34,800	335,820
Inhibrx Biosciences, Inc.*	4,000	379,000
Inogen, Inc.*	36,700	236,715
Invivyd, Inc.*	93,400	81,482
Kalaris Therapeutics, Inc.*	32,500	132,275
Karyopharm Therapeutics, Inc.*+	22,000	214,940
Keros Therapeutics, Inc.*	25,000	267,500
Kewaunee Scientific Corp.*	5,815	206,549
Kodiak Sciences, Inc.*+	8,000	311,680
Kyverna Therapeutics, Inc.*+	29,000	258,390
Larimar Therapeutics, Inc.*	34,916	106,494
LENZ Therapeutics, Inc.*+	45,000	255,600
Lexeo Therapeutics, Inc.*	10,000	46,550
Lifecore Biomedical, Inc.*	56,900	298,725
LifeMD, Inc.*+	70,500	291,165
Lineage Cell Therapeutics, Inc.*+	221,000	289,510
Lyell Immunopharma, Inc.*+	18,000	252,900
MacroGenics, Inc.*+	73,500	339,570
MAIA Biotechnology, Inc.*+	76,000	109,440
MediciNova, Inc.*	50,247	66,326
Metagenomi Therapeutics, Inc.*	62,200	74,018
Milestone Scientific, Inc.*	99,500	31,940
Monte Rosa Therapeutics, Inc.*+	30,000	726,000
Nakamoto, Inc.*	15,000	59,250
NanoViricides, Inc.*+	36,039	49,734
Nautilus Biotechnology, Inc.*	130,000	243,100

Industry Company	Shares	Value

Health Care (continued)
Neonc Technologies Holdings, Inc.*	7,100	$32,163
Neumora Therapeutics, Inc.*	225,000	382,500
Neuraxis, Inc.*	17,000	124,270
Neurogene, Inc.*	18,781	590,662
Neuronetics, Inc.*+	95,205	123,767
NextCure, Inc.*	3,000	4,800
Nkarta, Inc.*	110,000	311,300
Omeros Corp.*+	25,000	237,750
OmniAb, Inc.*	185,000	455,100
OnKure Therapeutics, Inc., Class A*	34,000	155,040
OraSure Technologies, Inc.*	105,000	468,300
Orchestra BioMed Holdings, Inc.*	73,500	317,153
OS Therapies, Inc.*+	45,000	85,500
Outset Medical, Inc.*	25,000	108,000
Owlet, Inc.*	36,725	210,802
PepGen, Inc.*	86,000	154,800
Perspective Therapeutics, Inc.*	50,000	170,500
Pliant Therapeutics, Inc.*	82,300	93,822
PMV Pharmaceuticals, Inc.*	76,900	103,046
Prelude Therapeutics, Inc.*	61,000	325,130
Prime Medicine, Inc.*+	50,000	184,500
Protalix BioTherapeutics, Inc.*	180,000	419,400
Protara Therapeutics, Inc.*	78,000	297,960
Pulmonx Corp.*	61,000	79,300
Puma Biotechnology, Inc.*	73,300	594,463
Pyxis Oncology, Inc.*	70,060	210,881
Quanterix Corp.*	68,226	294,736
Quantum-Si, Inc.*	200,000	177,000
Rani Therapeutics Holdings, Inc., Class A*	114,500	87,066
Retractable Technologies, Inc.*	64,113	46,161
RxSight, Inc.*	60,000	289,200
Sagimet Biosciences, Inc., Class A*	48,900	377,997
SANUWAVE Health, Inc.*+	10,000	100,000
Seer, Inc.*	66,700	110,722
Senseonics Holdings, Inc.*+	62,100	352,728

14	Annual Report | June 30, 2026

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Health Care (continued)
Sera Prognostics, Inc., Class A*+	51,105	$93,011
Seres Therapeutics, Inc.*	7,500	59,175
Serina Therapeutics, Inc.*	2,495	4,840
Shattuck Labs, Inc.*+	42,300	293,562
Sight Sciences, Inc.*	55,533	300,989
Simulations Plus, Inc.*+	23,500	430,285
Spero Therapeutics, Inc.*	64,800	143,208
Stereotaxis, Inc.*	127,100	218,612
Sutro Biopharma, Inc.*	3,000	99,600
Tactile Systems Technology, Inc.*	18,000	536,040
Tenaya Therapeutics, Inc.*	175,000	129,342
TherapeuticsMD, Inc.*	17,000	37,570
Tonix Pharmaceuticals Holding Corp.*	20,000	255,200
Treace Medical Concepts, Inc.*+	50,000	199,000
TriSalus Life Sciences, Inc.*	65,000	295,750
TScan Therapeutics, Inc.*	70,400	68,999
Utah Medical Products, Inc.	5,000	344,900
Voyager Therapeutics, Inc.*	81,259	284,406
Xtant Medical Holdings, Inc.*	154,100	64,876
Zentalis Pharmaceuticals, Inc.*	77,300	374,905

		36,643,389

Industrials - 14.95%
3D Systems Corp.*	206,500	623,630
ACCO Brands Corp.	137,700	572,832
AgEagle Aerial Systems, Inc.*	50,500	45,011
Air Industries Group*	4,000	12,080
AIRO Group Holdings, Inc.*+	32,500	240,175
Alpha Pro Tech, Ltd.*	21,901	123,084
Alta Equipment Group, Inc.*	35,000	226,450
Arrive AI, Inc.*	25,000	10,725
Avalon Holdings Corp., Class A*	3,900	9,711
Babcock & Wilcox Enterprises, Inc.*	64,000	902,400
BGSF, Inc.	12,400	70,804
Bridger Aerospace Group Holdings, Inc.*	80,000	153,600

Industry Company	Shares	Value

Industrials (continued)
ChargePoint Holdings, Inc.*+	35,000	$206,850
Chicago Rivet & Machine Co.	7,000	72,835
CitroTech, Inc.*	18,000	99,360
Commercial Vehicle Group, Inc.*+	55,000	254,100
CompX International, Inc.	20,586	512,591
Conduent, Inc.*	251,580	367,307
CPI Aerostructures, Inc.*	21,200	110,028
Eastern Co. (The)+	9,700	270,145
Espey Mfg. & Electronics Corp.+	4,608	310,349
ESS Tech, Inc.*	20,000	19,000
EVI Industries, Inc.	5,600	82,768
flyExclusive, Inc.*	45,300	90,600
Forrester Research, Inc.*	28,100	236,321
Franklin Covey Co.*	15,000	367,950
FreightCar America, Inc.*+	42,500	413,950
FuelCell Energy, Inc.*	57,000	2,052,570
Gencor Industries, Inc.*	20,000	298,400
GrafTech International, Ltd.*	32,200	190,302
Hurco Cos., Inc.*	13,000	297,635
Hyliion Holdings Corp.*	90,000	468,900
INNOVATE Corp.*+	25,000	466,750
Innovative Solutions and Support, Inc.*	25,400	457,200
JELD-WEN Holding, Inc.*	100,000	150,000
Kelly Services, Inc., Class A	40,000	491,200
KULR Technology Group, Inc.*+	50,000	190,500
L B Foster Co., Class A*	18,400	831,128
Mastech Digital, Inc.*	19,442	150,287
Matrix Service Co.*	33,500	458,950
Mistras Group, Inc.*	10,700	186,929
Mobile Infrastructure Corp.*	70,000	96,600
NLI Holdings, Inc.	25,000	148,750
NN, Inc.*	57,403	206,077
Omega Flex, Inc.	12,500	392,375
Orion Group Holdings, Inc.*	28,153	473,533
Palladyne AI Corp.*+	44,400	269,952
PAMT CORP*	25,000	350,250
Park Aerospace Corp.	22,000	839,520
Perma-Pipe International Holdings, Inc.*	22,610	615,670

bridgewayfunds.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Industrials (continued)
Proficient Auto Logistics, Inc.*	37,000	$251,970
Quad/Graphics, Inc.	44,169	372,345
Radiant Logistics, Inc.*	58,636	554,696
RCM Technologies, Inc.*	16,742	472,627
Resources Connection, Inc.	38,500	163,625
SIFCO Industries, Inc.*	10,624	248,602
Skillsoft Corp.*+	18,000	93,240
Southland Holdings, Inc.*+	88,000	58,406
Spire Global, Inc.*	30,000	558,000
Star Equity Holdings, Inc.*	8,397	89,512
Starfighters Space, Inc.*+	25,000	133,000
Stem, Inc.*	15,600	121,836
SunPower, Inc.*+	169,500	116,497
Surf Air Mobility, Inc.*+	114,146	132,409
T1 Energy, Inc.*	20,000	189,600
Team, Inc.*	6,000	103,680
Tecogen, Inc.*+	33,048	172,510
TrueBlue, Inc.*	38,000	264,860
TTEC Holdings, Inc.*+	50,000	97,000
Twin Disc, Inc.	16,579	384,633
Ultralife Corp.*	27,400	173,168
Virco Mfg. Corp.+	19,400	119,116
Virgin Galactic Holdings, Inc.*+	85,000	245,650
Visionwave Holdings, Inc.*	20,000	86,000
Wabash National Corp.	25,000	337,500
Westwater Resources, Inc.*	75,000	37,875

		22,066,491

Information Technology - 14.54%
8x8, Inc.*	218,700	373,977
908 Devices, Inc.*+	50,500	439,350
ACCESS Newswire, Inc.*	7,500	48,750
Airship AI Holdings, Inc.*+	35,700	85,323
Amtech Systems, Inc.*	24,600	567,768
AstroNova, Inc.*	30,041	855,267
Aviat Networks, Inc.*	20,900	463,980
Aware, Inc.*	25,000	33,750
AXT, Inc.*	19,000	1,369,520
Backblaze, Inc., Class A*	65,000	1,030,900
BK Technologies Corp.*	5,644	485,271
Blaize Holdings, Inc.*+	102,500	141,450

Industry Company	Shares	Value

Information Technology (continued)
Castellum, Inc.*	94,794	$68,242
Cerence, Inc.*	25,000	283,000
Commerce.com, Inc.*	110,000	325,600
Comtech Telecommunications Corp.*	38,000	79,800
CPI Card Group, Inc.*	12,500	259,750
CS Disco, Inc.*	80,000	302,400
CSP, Inc.	44,145	350,511
Digimarc Corp.*+	37,000	304,140
Domo, Inc., Class B*	61,000	190,930
Everspin Technologies, Inc.*+	35,400	855,972
Exodus Movement, Inc., Class A*+	7,000	36,190
Expensify, Inc., Class A*	83,000	148,570
Frequency Electronics, Inc.*+	7,400	490,990
GCT Semiconductor Holding, Inc.*	75,000	222,750
Greenidge Generation Holdings, Inc.*	17,000	30,430
GSI Technology, Inc.*	53,000	409,690
Hackett Group, Inc. (The)	25,000	269,250
Immersion Corp.	40,000	270,800
Information Services Group, Inc.	68,000	279,480
Inseego Corp.*+	12,500	129,125
Intellicheck, Inc.*	28,447	116,633
inTEST Corp.*	15,000	272,550
Inuvo, Inc.*	20,000	25,200
Kaltura, Inc.*	209,400	272,220
Key Tronic Corp.*	17,400	71,862
KVH Industries, Inc.*	32,700	324,057
LGL Group, Inc. (The)*+	9,700	67,027
LivePerson, Inc.*	15,666	29,766
Magnachip Semiconductor Corp.*	40,000	189,200
Methode Electronics, Inc.	41,000	777,770
M-Tron Industries, Inc.*	4,834	479,291
Network-1 Technologies, Inc.	23,300	34,251
Ooma, Inc.*	37,000	711,140
Optical Cable Corp.*+	12,600	264,222
Quantum Corp.*	16,240	178,640
Rackspace Technology, Inc.*+	220,000	1,436,600
ReposiTrak, Inc.+	25,000	225,000
RF Industries, Ltd.*	12,900	273,609

16	Annual Report | June 30, 2026

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Richardson Electronics, Ltd.+	19,011	$361,399
Rimini Street, Inc.*	50,000	213,000
Silvaco Group, Inc.*+	48,600	670,194
SmartRent, Inc.*	250,000	297,500
Telos Corp.*	65,075	299,345
TransAct Technologies, Inc.*	26,289	153,528
Trio-Tech International*+	41,100	506,352
Turtle Beach Corp.*+	23,000	286,350
Unisys Corp.*	95,000	347,700
Unusual Machines, Inc.*+	10,000	223,000
Veritone, Inc.*+	168,800	231,256
WidePoint Corp.*+	9,458	165,515
Xerox Holdings Corp.+	96,500	302,045
Xperi, Inc.*	56,000	460,880

		21,470,028

Materials - 3.69%
5E Advanced Materials, Inc.*	34,134	47,446
American Vanguard Corp.*	25,000	70,000
Ampco-Pittsburgh Corp.*+	46,200	399,630
Arq, Inc.*	68,779	175,387
Ascent Industries Co.*	15,550	233,717
Aspen Aerogels, Inc.*	110,000	697,400
Clearwater Paper Corp.*	17,500	274,400
Contango Silver & Gold, Inc.*+	10,000	157,900
Core Molding Technologies, Inc.*	14,400	339,840
Friedman Industries, Inc.	15,700	505,226
Idaho Strategic Resources, Inc.*	11,107	363,754
Loop Industries, Inc.*+	74,900	71,904
Mercer International, Inc.	90,000	59,400
Northern Technologies International Corp.	14,522	124,308
Paramount Gold Nevada Corp.*	125,000	142,500
Ranpak Holdings Corp.*	105,000	767,550
Rayonier Advanced Materials, Inc.*	25,000	196,500
Solitario Resources Corp.*	89,500	67,340
Tredegar Corp.*	48,700	387,652

Industry Company	Shares	Value

Materials (continued)
United States Antimony Corp.*+	50,000	$363,000

		5,444,854

Real Estate - 1.68%
American Realty Investors, Inc.*+	2,363	52,624
AMREP Corp.*	10,858	273,839
Douglas Elliman, Inc.*	210,329	372,282
Maui Land & Pineapple Co., Inc.*	21,108	375,300
New Concept Energy, Inc.*	8,400	5,805
Offerpad Solutions, Inc.*	4,540	22,428
RE/MAX Holdings, Inc., Class A*	35,000	345,100
Seaport Entertainment Group, Inc.*+	16,785	446,481
Seritage Growth Properties, Class A*	70,000	184,100
Stratus Properties, Inc.*+	14,250	409,688

		2,487,647

Utilities - 0.60%
Cadiz, Inc.*	52,568	219,734
Global Water Resources, Inc.	10,000	72,400
RGC Resources, Inc.+	20,000	478,000
Spruce Power Holding Corp.*	44,025	113,585

		883,719

TOTAL COMMON STOCKS - 99.69%		147,184,862

(Cost $100,740,942)

RIGHTS - 0.00%
AVROBIO, Inc., CVR*Δ#+++	7,165	–
Enliven Therapeutics, Inc., CVR*Δ#+++	66,800	–
Ikena Oncology, Inc., CVR*Δ#+++	87,500	–

TOTAL RIGHTS - 0.00%		–

(Cost $ – )

bridgewayfunds.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	3.53%	346	$346

TOTAL MONEY MARKET FUND - 0.00%			346

(Cost $346)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.55%
Dreyfus Institutional Preferred Government Money Market Fund**	3.60%	14,090,247	14,090,247

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.55%			14,090,247

(Cost $14,090,247)

TOTAL INVESTMENTS - 109.24%			$161,275,455
(Cost $114,831,535)

Liabilities in Excess of Other Assets - (9.24%)			(13,635,481)

NET ASSETS - 100.00%			$147,639,974

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $3,510, which is 0.00% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2026.
^	Rate disclosed as of June 30, 2026.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at June 30, 2026. Total loaned securities had a value of $27,686,859, which included loaned securities with a value of $127,157 that have been sold and are pending settlement as of June 30, 2026. The total market value of loaned securities excluding these pending sales is $27,559,702. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR-	Contingent Value Right

18	Annual Report | June 30, 2026

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2026:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$17,614,003	$–	$3,510	$17,617,513
Other Industries (a)	129,567,349	–	–	129,567,349

Total Common Stocks	147,181,352	–	3,510	147,184,862
Rights	–	–	0	0
Money Market Fund	346	–	–	346
Investments Purchased With Cash Proceeds From Securities Lending	14,090,247	–	–	14,090,247

TOTAL	$161,271,945	$–	$3,510	$161,275,455

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Rights	Total

Balance as of 06/30/2025	$69,048	$870	$69,918
Purchases/Issuances	–	–	–
Sales/Expirations	(105,011)	(1,740)	(106,751)
Return of Capital	–	–	–
Realized Gain/(Loss)	14,549	1,740	16,289
Change in unrealized Appreciation/(Depreciation)	24,924	(870)	24,054
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 06/30/2026	$3,510	$0	$3,510

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2026	$24,924	$(870)	$24,054

See Notes to Financial Statements.

bridgewayfunds.com	19

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

COMMON STOCKS - 100.09%

Communication Services - 2.67%
AMC Global Media, Inc., Class A*	126,599	$1,263,458
John Wiley & Sons, Inc., Class A+	35,000	1,697,850
PubMatic, Inc., Class A*	100,000	1,312,000
Scholastic Corp.+	35,000	1,610,000
Sphere Entertainment Co.*+	10,000	1,730,300
TripAdvisor, Inc.*+	110,000	1,508,100

		9,121,708

Consumer Discretionary - 11.73%
Academy Sports & Outdoors, Inc.+	47,097	2,219,682
American Eagle Outfitters, Inc.	80,000	1,376,000
American Public Education, Inc.*	49,400	2,652,780
Buckle, Inc. (The)	43,500	1,835,700
Callaway Golf Co.*+	110,000	2,066,900
Designer Brands, Inc., Class A	75,000	437,250
Garrett Motion, Inc.	131,223	4,754,209
GigaCloud Technology, Inc., Class A*+	55,000	1,738,000
G-III Apparel Group, Ltd.	60,000	2,022,600
Kohl’s Corp.	100,000	1,772,000
LCI Industries	12,000	1,270,560
Perdoceo Education Corp.	65,338	2,090,816
Phinia, Inc.+	31,640	2,606,187
RealReal, Inc. (The)*+	140,000	1,650,600
Sally Beauty Holdings, Inc.*+	169,917	2,402,626
Signet Jewelers, Ltd.+	27,000	2,327,400
Sonos, Inc.*+	100,000	1,353,000
Strattec Security Corp.*	25,000	2,036,250
Urban Outfitters, Inc.*+	26,000	1,842,360
Victoria’s Secret & Co.*	20,000	1,669,600

		40,124,520

Consumer Staples - 2.29%
Andersons, Inc. (The)	30,000	2,052,000
Central Garden & Pet Co., Class A*	71,300	2,764,301
Herbalife, Ltd.*	100,000	1,315,000
Spectrum Brands Holdings, Inc.	20,000	1,715,000

		7,846,301

Industry Company	Shares	Value

Energy - 8.22%
Bristow Group, Inc.	25,000	$1,033,000
California Resources Corp.	29,000	1,533,230
Dorian LPG, Ltd.	42,000	1,460,760
Expro Group Holdings NV*	85,000	1,255,450
Forum Energy Technologies, Inc.*	25,000	1,255,750
International Seaways, Inc.+	30,000	2,297,700
Liberty Energy, Inc.+	73,509	1,925,201
Magnolia Oil & Gas Corp., Class A	112,500	2,877,750
Murphy Oil Corp.	30,000	976,800
Nabors Industries, Ltd.*	22,000	1,848,220
Oceaneering International, Inc.*+	53,000	2,147,560
Oil States International, Inc.*	160,000	1,281,600
REX American Resources Corp.*	35,852	1,618,718
Scorpio Tankers, Inc.	26,000	1,800,760
Teekay Tankers, Ltd., Class A	25,000	1,621,750
Tidewater, Inc.*+	33,267	2,216,580
Valaris, Ltd.*	13,400	972,840

		28,123,669

Financials - 28.12%
1st Source Corp.+	36,000	2,936,880
Amalgamated Financial Corp.	60,830	2,792,097
Ameris Bancorp+	28,000	2,527,280
Artisan Partners Asset Management, Inc., Class A+	19,000	656,070
Atlantic Union Bankshares Corp.+	54,100	2,288,971
Atlanticus Holdings Corp.*+	19,684	2,012,689
Axos Financial, Inc.*	30,200	2,941,178
Bank of NT Butterfield & Son, Ltd. (The)	48,900	2,909,550
BankUnited, Inc.	30,000	1,453,500
Banner Corp.	41,000	2,724,040
Bread Financial Holdings, Inc.+	41,200	4,464,020
Byline Bancorp, Inc.	81,200	3,057,992
Cathay General Bancorp	29,000	1,797,710
City Holding Co.	12,392	1,643,675
Customers Bancorp, Inc.*	22,000	1,740,200

20	Annual Report | June 30, 2026

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Enact Holdings, Inc.	44,400	$2,029,524
Enova International, Inc.*	8,700	2,094,351
Enterprise Financial Services Corp.	35,000	2,305,800
Essent Group, Ltd.	21,000	1,349,880
First BanCorp	85,600	2,231,592
First Financial Bancorp+	87,900	2,973,657
Fulton Financial Corp.+	151,700	3,669,623
Hancock Whitney Corp.	32,800	2,450,816
Hanmi Financial Corp.	47,317	1,533,071
International Bancshares Corp.	17,000	1,291,150
LendingTree, Inc.*	27,000	1,195,830
Mercury General Corp.	27,700	2,953,374
NMI Holdings, Inc.*	45,000	1,849,050
Northrim BanCorp, Inc.	38,000	1,054,120
OFG Bancorp	31,300	1,535,891
Old Second Bancorp, Inc.+	72,093	1,681,209
Paysafe, Ltd.*+	150,000	1,120,500
Preferred Bank	13,676	1,453,212
PROG Holdings, Inc.	63,734	2,970,641
Provident Financial Services, Inc.	60,000	1,418,400
QCR Holdings, Inc.	29,500	2,871,825
Texas Capital Bancshares, Inc.	17,000	1,755,420
TriCo Bancshares	36,800	1,981,680
UMB Financial Corp.	20,000	2,855,200
United Bankshares, Inc.	53,146	2,435,681
United Community Banks, Inc.	40,000	1,403,600
Universal Insurance Holdings, Inc.	58,000	2,398,880
Valley National Bancorp	150,000	2,197,500
WSFS Financial Corp.	42,059	3,227,187

		96,234,516

Health Care - 8.76%
10X Genomics, Inc., Class A*+	80,000	3,067,200
AMN Healthcare Services, Inc.*	45,000	1,456,650
Amneal Pharmaceuticals, Inc.*	106,449	1,842,632
Amphastar Pharmaceuticals, Inc.*	47,000	948,460
CONMED Corp.	41,000	1,341,930
Dyne Therapeutics, Inc.*	50,000	1,110,500
Enovis Corp.*	65,000	1,345,500

Industry Company	Shares	Value

Health Care (continued)
Indivior Pharmaceuticals, Inc.*	35,000	$1,436,050
Ironwood Pharmaceuticals, Inc.*	253,800	1,068,498
Kodiak Sciences, Inc.*	30,000	1,168,800
LivaNova PLC*	26,000	2,137,980
MapLight Therapeutics, Inc.*	35,000	1,254,400
Pacira BioSciences, Inc.*+	82,000	2,080,340
Pediatrix Medical Group, Inc.*	75,000	1,899,750
PTC Therapeutics, Inc.*	22,000	1,794,540
Puma Biotechnology, Inc.*	249,200	2,021,012
Supernus Pharmaceuticals, Inc.*	18,000	837,180
Tactile Systems Technology, Inc.*	35,000	1,042,300
Teladoc Health, Inc.*+	250,001	2,120,009

		29,973,731

Industrials - 12.42%
Allient, Inc.	16,300	1,677,759
Astec Industries, Inc.	18,446	1,128,711
Atkore, Inc.	25,000	1,901,000
Cimpress PLC*+	18,000	1,830,600
Costamare, Inc.	148,500	2,081,970
Deluxe Corp.	118,500	2,829,780
EnerSys	18,800	4,395,816
Helios Technologies, Inc.	30,000	2,677,500
IBEX Holdings, Ltd.*	35,576	1,080,443
Interface, Inc.	91,166	3,267,389
Kennametal, Inc.	65,000	2,278,250
Korn Ferry	27,892	1,857,049
Matson, Inc.	17,800	3,421,694
NWPX Infrastructure, Inc.*	5,000	749,700
OPENLANE, Inc.*	45,000	1,855,800
Pitney Bowes, Inc.	98,273	1,721,743
Primoris Services Corp.	9,805	971,872
Proto Labs, Inc.*	26,000	2,119,260
Rush Enterprises, Inc., Class A	25,000	1,824,625
SkyWest, Inc.*	28,600	2,840,838

		42,511,799

Information Technology - 13.79%
Adeia, Inc.	55,000	1,811,150
Bel Fuse, Inc., Class B+	4,413	1,469,706

bridgewayfunds.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Benchmark Electronics, Inc.	22,000	$2,170,740
Cerence, Inc.*	170,000	1,924,400
Consensus Cloud Solutions, Inc.*	59,723	2,278,432
CTS Corp.	36,000	2,346,840
Daktronics, Inc.*	77,523	1,516,350
Digi International, Inc.*+	40,000	2,998,000
Diodes, Inc.*+	23,000	2,517,120
Knowles Corp.*	60,000	2,488,800
Kulicke & Soffa Industries, Inc.	25,000	3,344,000
Mitek Systems, Inc.*	95,000	1,912,350
NetScout Systems, Inc.*	75,390	3,283,234
Sanmina Corp.*	12,900	3,264,732
ScanSource, Inc.*	41,600	2,166,944
Synaptics, Inc.*+	17,000	2,111,910
TTM Technologies, Inc.*	27,000	5,049,540
Viasat, Inc.*+	50,500	4,535,405

		47,189,653

Materials - 4.22%
Avient Corp.	39,286	1,452,011
Cabot Corp.+	15,000	1,362,300
Commercial Metals Co.	35,000	2,196,250
Constellium SE*	67,037	2,136,469
HB Fuller Co.+	24,000	1,398,960
Kaiser Aluminum Corp.	7,900	1,545,477
Mativ Holdings, Inc.	96,000	726,720
Minerals Technologies, Inc.	20,000	1,479,400
Myers Industries, Inc.	60,800	2,146,848

		14,444,435

Real Estate - 4.14%
Broadstone Net Lease, Inc.+	80,000	1,653,600
CBL & Associates Properties, Inc.	57,072	3,029,952
Cushman & Wakefield, Ltd.*	75,000	1,004,250
Essential Properties Realty Trust, Inc.+	39,900	1,191,015
Getty Realty Corp.+	55,000	1,834,800
Industrial Logistics Properties Trust	130,000	1,153,100
Phillips Edison & Co., Inc.	50,000	2,081,000
Postal Realty Trust, Inc., Class A	50,000	1,232,000

Industry Company	Shares	Value

Real Estate (continued)
Tanger, Inc.	25,000	$986,750

		14,166,467

Utilities - 3.73%
Black Hills Corp.+	33,000	2,455,200
New Jersey Resources Corp.	23,000	1,288,920
Northwest Natural Holding Co.	30,000	1,471,800
ONE Gas, Inc.	28,400	2,188,788
Ormat Technologies, Inc.+	12,000	1,306,800
Portland General Electric Co.+	48,000	2,487,840
Spire, Inc.	20,000	1,561,800

		12,761,148

TOTAL COMMON STOCKS - 100.09%		342,497,947

(Cost $258,528,526)

TOTAL INVESTMENTS - 100.09%		$342,497,947
(Cost $258,528,526)

Liabilities in Excess of Other Assets - (0.09%)		(302,100)

NET ASSETS - 100.00%		$342,195,847

*	Non-income producing security.
+

This security or a portion of the security is out on loan as of June 30, 2026. Total loaned securities had a value of $86,011,934 as of June 30, 2026. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 6/30/2026:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$342,497,947	$–	$–	$342,497,947

TOTAL	$342,497,947	$–	$–	$342,497,947

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

22	Annual Report | June 30, 2026

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

COMMON STOCKS - 99.80%

Communication Services - 4.43%
Advantage Solutions, Inc.*+	7,500	$324,300
AMC Global Media, Inc., Class A*	100,000	998,000
Angi, Inc.*	65,000	386,750
ATN International, Inc.	30,000	794,700
Bandwidth, Inc., Class A*	75,000	4,747,500
Bumble, Inc., Class A*+	250,000	800,000
Cable One, Inc.*	4,000	212,440
Cars.com, Inc.*+	115,000	1,258,100
comScore, Inc.*	32,500	239,850
DHI Group, Inc.*	106,800	396,228
Entravision Communications Corp., Class A	276,733	3,608,598
EW Scripps Co. (The), Class A*	226,300	626,851
Gaia, Inc.*	32,000	67,200
Gray Media, Inc.	231,100	917,467
Harte Hanks, Inc.*	7,700	16,632
Liberty Latin America, Ltd., Class A*	100,000	784,000
Liberty Latin America, Ltd., Class C*	501,500	3,906,685
Marcus Corp. (The)	114,500	2,686,170
Nexxen International, Ltd.*	131,240	1,185,097
Saga Communications, Inc., Class A	21,009	190,552
Scholastic Corp.+	72,250	3,323,500
Shenandoah Telecommunications Co.+	130,000	1,960,400
Sphere Entertainment Co.*+	63,494	10,986,367
Spok Holdings, Inc.	8,000	81,920
Stagwell, Inc.*+	325,400	2,417,722
Taboola.com, Ltd.*	828,000	4,140,000
Thryv Holdings, Inc.*	75,000	295,500
Townsquare Media, Inc., Class A+	69,900	494,193
TripAdvisor, Inc.*+	224,300	3,075,153
Yelp, Inc.*	120,000	2,942,400
Ziff Davis, Inc.*	90,800	4,755,196

		58,619,471

Consumer Discretionary - 15.50%
Adient PLC*	197,400	3,628,212
aka Brands Holding Corp.*	1,000	10,710

Industry Company	Shares	Value

Consumer Discretionary (continued)
Alliance Entertainment Holding Corp.*+	22,200	$129,648
AMCON Distributing Co.	3,675	248,981
American Eagle Outfitters, Inc.	365,000	6,278,000
American Outdoor Brands, Inc.*+	1,123	13,184
American Public Education, Inc.*	1,031	55,365
Ark Restaurants Corp.*	8,500	49,810
Arko Corp.	256,100	2,056,483
Bassett Furniture Industries, Inc.	21,900	388,068
Beazer Homes USA, Inc.*+	77,300	2,168,265
Biglari Holdings, Inc., Class B*+	2,625	1,118,329
BJ’s Restaurants, Inc.*	50,000	3,036,750
Bloomin’ Brands, Inc.	127,225	1,162,837
Caleres, Inc.	65,000	804,050
Callaway Golf Co.*+	510,000	9,582,900
Carter’s, Inc.	78,600	3,235,176
Century Communities, Inc.+	62,598	4,485,773
Chegg, Inc.*	194,700	196,647
China Automotive Systems, Inc.*	98,950	442,307
Cracker Barrel Old Country Store, Inc.+	51,300	2,734,290
Crown Crafts, Inc.	50,850	144,414
Dana, Inc.	293,276	7,980,040
Dauch Corp.*	640,996	3,474,198
Designer Brands, Inc., Class A	125,000	728,750
Duluth Holdings, Inc., Class B*	15,304	68,562
El Pollo Loco Holdings, Inc.*	158,300	2,684,768
Escalade, Inc.+	23,200	435,696
Ethan Allen Interiors, Inc.+	50,000	1,117,000
Flanigan’s Enterprises, Inc.	13,392	600,497
Flexsteel Industries, Inc.	20,159	1,501,442
Fossil Group, Inc.*	38,500	159,390
Funko, Inc., Class A*+	50,000	294,000
Genesco, Inc.*	35,700	1,205,589
Gentherm, Inc.*	20,000	682,200
G-III Apparel Group, Ltd.	133,000	4,483,430
Gold.com, Inc.	60,000	2,496,600

bridgewayfunds.com	23

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Good Times Restaurants, Inc.*	102,062	$143,907
Goodyear Tire & Rubber Co. (The)*	567,648	3,746,477
Hamilton Beach Brands Holding Co., Class A	22,000	506,660
Harley-Davidson, Inc.+	257,500	6,298,450
Haverty Furniture Cos., Inc.	44,400	1,133,532
Holley, Inc.*	322,300	821,865
Hooker Furnishings Corp.	2,000	35,660
Hovnanian Enterprises, Inc., Class A*	18,600	2,648,826
JAKKS Pacific, Inc.	37,200	866,016
Johnson Outdoors, Inc., Class A	26,959	1,241,192
Kohl’s Corp.	280,000	4,961,600
Lands’ End, Inc.*	35,610	373,193
La-Z-Boy, Inc.	75,000	3,009,000
LCI Industries	58,828	6,228,709
Legacy Housing Corp.*+	3,331	87,505
Leggett & Platt, Inc.	250,000	2,927,500
Lifetime Brands, Inc.	50,766	433,034
Live Ventures, Inc.*	8,729	83,711
Lovesac Co. (The)*	12,000	200,280
Malibu Boats, Inc., Class A*	43,900	1,204,177
MarineMax, Inc.*+	56,400	2,065,368
Marriott Vacations Worldwide Corp.+	79,500	8,099,460
Monro, Inc.+	79,500	1,360,245
Motorcar Parts of America, Inc.*	94,121	1,441,934
Movado Group, Inc.	45,000	1,768,950
Newell Brands, Inc.	813,438	4,994,509
OneWater Marine, Inc., Class A*+	14,900	167,923
Outdoor Holding Co.*	74,800	170,544
Oxford Industries, Inc.+	27,000	941,490
Patrick Industries, Inc.	147	13,198
Penn Entertainment, Inc.*+	305,400	6,523,344
Perdoceo Education Corp.	2,500	80,000
Petco Health & Wellness Co., Inc.*+	598,000	1,626,560
PetMed Express, Inc.*	25,000	48,000
Phinia, Inc.	104,000	8,566,480
Portillo’s, Inc., Class A*+	123,200	583,968
Rocky Brands, Inc.	27,200	1,121,728

Industry Company	Shares	Value

Consumer Discretionary (continued)
Sally Beauty Holdings, Inc.*	327,448	$4,630,115
Shoe Station Group, Inc.+	74,312	1,102,047
Signet Jewelers, Ltd.+	96,500	8,318,300
Sonic Automotive, Inc., Class A+	70,000	5,935,300
Sportsman’s Warehouse Holdings, Inc.*	121,443	161,519
Standard Motor Products, Inc.	72,967	2,843,524
Stoneridge, Inc.*	43,900	321,348
Strategic Education, Inc.	54,000	4,137,480
Strattec Security Corp.*	16,012	1,304,177
Superior Group of Cos., Inc.	38,565	505,973
Target Hospitality Corp.*	55,000	1,119,800
Tilly’s, Inc., Class A*+	1,600	6,720
Unifi, Inc.*	4,273	20,297
Universal Electronics, Inc.*	20,560	98,071
Upbound Group, Inc.	118,000	2,503,960
Victoria’s Secret & Co.*	173,800	14,508,824
Vince Holding Corp.*	41,263	295,030
Visteon Corp.+	68,500	6,795,885
Weyco Group, Inc.	40,000	1,573,200
Winnebago Industries, Inc.+	56,000	1,749,440
Zumiez, Inc.*	51,028	908,298

		205,246,664

Consumer Staples - 4.01%
Andersons, Inc. (The)	90,473	6,188,353
B&G Foods, Inc.+	177,300	705,654
Central Garden & Pet Co.*+	28,000	1,241,520
Central Garden & Pet Co., Class A*	138,192	5,357,704
Coffee Holding Co., Inc.	1,000	3,340
Del Monte Corp.	136,477	3,809,073
Dole PLC	252,500	3,464,300
Edgewell Personal Care Co.+	89,500	2,403,970
Grocery Outlet Holding Corp.*+	191,000	1,906,180
HF Foods Group, Inc.*	38,826	54,745
Ingles Markets, Inc., Class A	48,400	4,287,272
Medifast, Inc.*+	15,366	163,033
Natural Alternatives International, Inc.*	18,100	43,259

24	Annual Report | June 30, 2026

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Nu Skin Enterprises, Inc., Class A	94,500	$498,960
Seneca Foods Corp., Class A*	20,900	3,635,346
Spectrum Brands Holdings, Inc.	56,600	4,853,450
United Natural Foods, Inc.*	164,900	7,530,983
USANA Health Sciences, Inc.*	32,800	700,280
Village Farms International, Inc.*	192,500	385,000
Village Super Market, Inc., Class A+	65,750	2,773,335
Weis Markets, Inc.+	40,352	3,159,965

		53,165,722

Energy - 13.08%
Amplify Energy Corp.*	100,000	398,000
Ardmore Shipping Corp.	119,400	1,672,794
Borr Drilling, Ltd.*+	825,177	3,407,981
Bristow Group, Inc.	84,333	3,484,640
Clean Energy Fuels Corp.*	525,000	1,076,250
Crescent Energy Co., Class A+	565,655	5,554,732
DMC Global, Inc.*	25,000	145,250
Dorian LPG, Ltd.	121,300	4,218,814
Drilling Tools International Corp.*	71,741	138,460
Epsilon Energy, Ltd.+	80,000	432,800
Expro Group Holdings NV*	313,934	4,636,805
Forum Energy Technologies, Inc.*	28,900	1,451,647
FutureFuel Corp.+	106,900	483,188
Geospace Technologies Corp.*	26,102	176,711
Gran Tierra Energy, Inc.*	75,000	468,750
Gulfport Energy Corp.*	1,000	169,700
Helix Energy Solutions Group, Inc.*	398,906	3,486,438
Helmerich & Payne, Inc.	170,000	5,565,800
Innovex International, Inc.*+	174,800	4,335,040
International Seaways, Inc.+	130,959	10,030,150
Kolibri Global Energy, Inc.*+	20,000	99,600
Liberty Energy, Inc.+	307,500	8,053,425
Mammoth Energy Services, Inc.*	21,500	69,875

Industry Company	Shares	Value

Energy (continued)
Nabors Industries, Ltd.*	42,000	$3,528,420
NACCO Industries, Inc., Class A	23,892	1,195,795
National Energy Services Reunited Corp.*+	267,100	7,994,303
Natural Gas Services Group, Inc.	94,752	4,087,601
Navigator Holdings, Ltd.	195,100	3,634,713
NCS Multistage Holdings, Inc.*	10,000	441,200
Nordic American Tankers, Ltd.+	608,300	3,369,982
Northern Oil & Gas, Inc.+	250,000	4,537,500
Oil States International, Inc.*	245,700	1,968,057
Par Pacific Holdings, Inc.*+	125,100	7,015,608
Patterson-UTI Energy, Inc.	956,632	8,781,882
Peabody Energy Corp.	300,000	6,936,000
PrimeEnergy Resources Corp.*	5,150	859,484
ProFrac Holding Corp., Class A*+	357,500	2,077,075
ProPetro Holding Corp.*+	277,500	3,979,350
Ranger Energy Services, Inc., Class A	113,850	1,822,738
REX American Resources Corp.*	101,800	4,596,270
Ring Energy, Inc.*	565,766	611,027
RPC, Inc.	622,000	3,626,260
SandRidge Energy, Inc.	90,550	1,240,535
Scorpio Tankers, Inc.	30,000	2,077,800
Select Water Solutions, Inc.	331,300	6,619,374
SFL Corp., Ltd.	380,000	3,876,000
Smart Sand, Inc.	220,500	1,104,705
Summit Midstream Corp.*+	28,000	797,440
Talos Energy, Inc.*	463,379	5,982,223
Teekay Corp., Ltd.	340,000	3,400,000
Teekay Tankers, Ltd., Class A	96,800	6,279,416
TETRA Technologies, Inc.*+	400,000	4,532,000
VAALCO Energy, Inc.+	400,000	2,032,000
World Kinect Corp.+	139,600	4,598,424

		173,160,032

bridgewayfunds.com	25

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Financials - 36.38%
1st Source Corp.+	69,800	$5,694,283
Acacia Research Corp.*	211,000	983,260
ACNB Corp.+	42,192	2,505,361
Alerus Financial Corp.	9,750	303,225
Amalgamated Financial Corp.	94,930	4,357,287
Amerant Bancorp, Inc.+	100,000	2,552,000
American Coastal Insurance Corp.	80,000	888,000
AmeriServ Financial, Inc.	77,900	302,252
Ames National Corp.	6,008	177,897
Associated Capital Group, Inc., Class A	1,000	35,900
Atlanticus Holdings Corp.*	14,410	1,473,422
Auburn National BanCorp, Inc.	11,500	310,960
Banc of California, Inc.	287,500	5,873,625
Bank of Marin Bancorp	15,047	416,802
Bank of the James Financial Group, Inc.	13,000	331,760
BankUnited, Inc.	180,964	8,767,706
Bankwell Financial Group, Inc.	15,000	881,250
Banner Corp.	83,127	5,522,958
Bar Harbor Bankshares	50,966	1,924,476
BayCom Corp.	27,913	918,338
BCB Bancorp, Inc.+	36,400	390,208
Beacon Financial Corp.	199,000	6,059,550
Bladex, Inc., Class E	108,400	6,663,348
Blue Ridge Bankshares, Inc.	21,237	74,967
Bowhead Specialty Holdings, Inc.*	25,000	748,250
Bread Financial Holdings, Inc.+	95,000	10,293,250
Bridgewater Bancshares, Inc.*	57,500	1,209,800
Burford Capital, Ltd.+	389,500	1,596,950
Burke & Herbert Financial Services Corp.	44,509	3,198,417
Business First Bancshares, Inc.+	85,800	2,636,634
BV Financial, Inc.*	3,000	63,540
Byline Bancorp, Inc.	129,800	4,888,268
C&F Financial Corp.	13,600	1,088,000
California BanCorp	62,700	1,306,668
Camden National Corp.+	19,100	1,035,602
Capital Bancorp, Inc.+	60,450	2,123,004
Capital City Bank Group, Inc.	37,172	1,837,040

Industry Company	Shares	Value

Financials (continued)
Carter Bankshares, Inc.	44,385	$1,509,534
CB Financial Services, Inc.+	15,900	602,610
Central Pacific Financial Corp.	67,000	2,559,400
CF Bankshares, Inc.	19,000	622,630
Chemung Financial Corp.	19,500	1,454,310
ChoiceOne Financial Services, Inc.+	28,500	969,000
Citizens & Northern Corp.	15,500	361,305
Citizens Community Bancorp, Inc.	52,500	1,227,975
Citizens Financial Services, Inc.	2,472	179,072
Citizens, Inc.*+	169,500	972,930
Civista Bancshares, Inc.	32,523	917,799
CNB Financial Corp.+	102,505	3,455,444
Colony Bankcorp, Inc.+	56,010	1,125,241
Community Trust Bancorp, Inc.	19,000	1,374,840
Community West Bancshares	3,300	88,638
ConnectOne Bancorp, Inc.	109,214	3,652,116
Consumer Portfolio Services, Inc.*	146,650	1,407,107
Customers Bancorp, Inc.*	84,300	6,668,130
Dime Commercial Bancshares, Inc.	112,112	4,557,353
Donegal Group, Inc., Class A	46,175	870,861
Eagle Bancorp Montana, Inc.	21,000	502,530
Eagle Bancorp, Inc.	45,070	1,279,537
Eagle Financial Services, Inc.+	3,000	124,380
Employers Holdings, Inc.	47,500	2,397,800
Encore Capital Group, Inc.*+	67,500	6,297,075
Enova International, Inc.*	58,016	13,966,192
Enterprise Financial Services Corp.	93,700	6,172,956
Equity Bancshares, Inc., Class A	63,891	3,130,020
EZCORP, Inc., Class A*+	186,706	6,454,426
Farmers & Merchants Bancorp, Inc.	4,530	138,527
Farmers National Banc Corp.	149,986	2,189,796

26	Annual Report | June 30, 2026

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Federal Agricultural Mortgage Corp., Class C	21,600	$4,304,232
Fidelity D&D Bancorp, Inc.	2,000	102,840
Financial Institutions, Inc.	70,000	2,727,900
Finwise Bancorp*	30,700	445,150
First Bancorp, Inc. (The)	11,000	383,020
First Bank	85,230	1,511,128
First Busey Corp.	242,491	7,153,485
First Business Financial Services, Inc.	35,400	2,236,218
First Capital, Inc.	15,035	971,862
First Community Corp.	2,000	65,360
First Financial Bancorp	258,318	8,738,898
First Financial Corp.	39,362	3,048,193
First Guaranty Bancshares, Inc.	22,972	231,328
First Internet Bancorp	16,100	447,580
First Merchants Corp.	151,695	6,627,555
First Mid Bancshares, Inc.	51,500	2,476,635
First National Corp.+	8,000	240,160
First United Corp.	29,176	1,286,953
First US Bancshares, Inc.	6,468	107,045
First Western Financial, Inc.*	12,500	401,375
Firstsun Capital Bancorp*	63,394	2,458,419
Franklin Financial Services Corp.	30,700	1,921,820
FS Bancorp, Inc.+	39,000	1,692,600
FVCBankcorp, Inc.	42,499	743,732
Glacier Bancorp, Inc.	3,000	154,740
Great Elm Group, Inc.*	4,500	9,810
Great Southern Bancorp, Inc.+	30,500	2,391,505
Green Dot Corp., Class A*+	70,000	945,700
Greenlight Capital Re, Ltd., Class A*	83,000	1,342,940
Hamilton Insurance Group, Ltd., Class B	246,500	8,366,210
Hanmi Financial Corp.	68,558	2,221,279
Hanover Bancorp, Inc.	13,924	324,708
Hawthorn Bancshares, Inc.	17,904	703,627
Hennessy Advisors, Inc.	7,000	71,050
Heritage Financial Corp.+	122,500	3,628,450

Industry Company	Shares	Value

Financials (continued)
Heritage Insurance
Holdings, Inc.*	97,100	$2,532,368
Hilltop Holdings, Inc.	163,700	6,348,286
Home Bancorp, Inc.	30,494	2,089,449
HomeTrust Bancshares, Inc.	42,500	2,120,325
Hope Bancorp, Inc.	313,300	4,285,944
Horace Mann Educators Corp.	122,000	6,301,300
Independent Bank Corp.	6,800	245,276
Investar Holding Corp.	43,000	1,288,280
Investors Title Co.	494	135,198
James River Group Holdings, Inc.+	2,000	8,800
Kearny Financial Corp.	136,462	1,290,931
Kingstone Cos., Inc.+	25,000	475,750
Landmark Bancorp, Inc.	19,521	599,490
LCNB Corp.	43,600	766,924
LendingTree, Inc.*	30,000	1,328,700
Live Oak Bancshares, Inc.	65,419	2,671,712
Magyar Bancorp, Inc.	1,000	17,450
MainStreet Bancshares, Inc.	20,380	503,182
Medallion Financial Corp.+	54,659	558,068
Mercantile Bank Corp.	10,003	574,372
Meridian Corp.	43,800	877,314
Metrocity Bankshares, Inc.	9,291	333,454
Metropolitan Bank Holding Corp.	23,300	2,301,108
Mid Penn Bancorp, Inc.+	51,603	1,797,849
Midland States Bancorp, Inc.	43,200	1,345,248
MVB Financial Corp.	32,600	945,726
National Bank Holdings Corp., Class A	58,173	2,584,626
Navient Corp.+	185,681	1,580,145
NB Bancorp, Inc.	40,000	845,200
NBT Bancorp, Inc.+	112,280	5,543,264
NerdWallet, Inc., Class A*	125,000	1,156,250
NI Holdings, Inc.*	35,500	557,705
NMI Holdings, Inc.*	140,000	5,752,600
Northeast Community Bancorp, Inc.	53,139	1,474,076
Northfield Bancorp, Inc.	101,800	1,499,514
Northpointe Bancshares, Inc.	84,100	1,613,038
Northrim BanCorp, Inc.	34,391	954,006

bridgewayfunds.com	27

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
OceanFirst Financial Corp.	187,795	$3,667,636
Octave Specialty Group, Inc.*	5,000	31,200
OFG Bancorp	98,200	4,818,674
Ohio Valley Banc Corp.+	15,700	681,851
Old Second Bancorp, Inc.	132,603	3,092,302
Onity Group, Inc.*	15,705	624,274
OP Bancorp	61,900	927,881
Oportun Financial Corp.*	69,003	394,007
Oppenheimer Holdings, Inc., Class A	26,993	2,848,841
OptimumBank Holdings, Inc.*	15,000	87,600
Origin Bancorp, Inc.	78,222	4,001,055
Orrstown Financial Services, Inc.	5,762	235,262
Pagseguro Digital, Ltd., Class A+	608,100	5,503,305
Parke Bancorp, Inc.	47,099	1,561,803
Pathfinder Bancorp, Inc.	10,200	161,976
Pathward Financial, Inc.	30,884	2,688,761
Paysafe, Ltd.*+	57,178	427,120
PCB Bancorp	58,600	1,662,482
Peapack-Gladstone Financial Corp.	43,894	2,077,503
Pelagos Insurance Capital, Ltd.	262,000	6,379,700
Peoples Bancorp of North Carolina, Inc.	25,617	1,103,837
Peoples Bancorp, Inc.	107,270	4,120,241
Peoples Financial Services Corp.+	22,900	1,519,873
Plumas Bancorp	2,000	116,880
Primis Financial Corp.+	31,600	517,292
Princeton Bancorp, Inc.	22,480	853,116
PROG Holdings, Inc.	90,192	4,203,849
Provident Financial Holdings, Inc.	26,600	457,520
Provident Financial Services, Inc.	327,131	7,733,377
QCR Holdings, Inc.	48,000	4,672,800
RBB Bancorp	65,883	1,806,182
Red River Bancshares, Inc.	1,907	174,071
Regional Management Corp.	56,100	2,311,320
Renasant Corp.+	197,680	8,409,307
Repay Holdings Corp.*	120,000	504,000
Republic Bancorp, Inc., Class A+	49,362	4,463,806

Industry Company	Shares	Value

Financials (continued)
Rhinebeck Bancorp, Inc.*	15,000	$259,650
Richmond Mutual BanCorp, Inc.+	11,300	179,444
Riverview Bancorp, Inc.	119,500	648,885
S&T Bancorp, Inc.+	111,501	5,472,469
SB Financial Group, Inc.	35,490	896,832
Security National Financial Corp., Class A*	79,071	766,198
Shore Bancshares, Inc.	95,510	2,191,955
Sierra Bancorp	53,000	2,160,280
Simmons First National Corp., Class A	307,800	6,971,670
SiriusPoint, Ltd.*	339,455	8,146,920
Skyward Specialty Insurance Group, Inc.*	29,500	1,721,325
SmartFinancial, Inc.	56,500	2,650,980
South Plains Financial, Inc.	79,700	3,433,874
Southern First Bancshares, Inc.*	19,038	1,163,222
Southern Missouri Bancorp, Inc.	26,000	1,981,460
Southside Bancshares, Inc.	43,800	1,541,322
Stewart Information Services Corp.	50,000	3,301,000
Summit State Bank*	21,000	284,760
Third Coast Bancshares, Inc.*	36,000	1,454,400
Timberland Bancorp, Inc.	38,900	1,743,109
Tiptree, Inc.	90,000	1,612,800
TrustCo Bank Corp. NY	46,680	2,563,199
Trustmark Corp.	145,500	6,694,455
UMB Financial Corp.	1,005	143,474
Union Bankshares, Inc.	139	3,372
United Bancorp, Inc.	8,400	133,392
United Fire Group, Inc.	77,000	4,037,880
Unity Bancorp, Inc.	10,156	596,056
Universal Insurance Holdings, Inc.	91,617	3,789,279
Univest Financial Corp.	100,137	4,380,994
US Global Investors, Inc., Class A	20,000	62,400
Velocity Financial, Inc.*	1,998	36,883
Virtus Investment Partners, Inc.+	8,387	1,203,534
WaFd, Inc.	192,252	7,376,709
Washington Trust Bancorp, Inc.	35,000	1,276,800
Waterstone Financial, Inc.	44,500	922,485

28	Annual Report | June 30, 2026

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
WesBanco, Inc.	198,240	$7,737,307
West BanCorp, Inc.	10,000	265,300
Western New England Bancorp, Inc.	74,897	1,071,027
Westwood Holdings Group, Inc.	26,452	506,820
World Acceptance Corp.*	13,600	3,044,088

		481,718,940

Health Care - 3.85%
AdaptHealth Corp.*	340,900	3,552,178
American Shared Hospital Services*	8,500	13,430
AMN Healthcare Services, Inc.*	81,000	2,621,970
Amphastar Pharmaceuticals, Inc.*	89,142	1,798,886
Ardent Health, Inc.*+	289,833	2,851,957
Aytu BioPharma, Inc.*	1,500	3,225
Black Diamond Therapeutics, Inc.*	70,000	129,500
CareCloud, Inc.*	85,300	180,836
Castle Biosciences, Inc.*	79,000	1,884,150
Claritev Corp.*+	2	68
CorMedix, Inc.*+	190,000	1,491,500
Innoviva, Inc.*	175,000	3,974,250
Keros Therapeutics, Inc.*	39,500	422,650
Kiora Pharmaceuticals, Inc.*	2,000	5,260
Monte Rosa Therapeutics, Inc.*+	190,000	4,598,000
Nutex Health, Inc.*+	15,000	2,563,350
OraSure Technologies, Inc.*	15,000	66,900
Orthofix Medical, Inc.*	75,000	685,500
Pacira BioSciences, Inc.*+	129,300	3,280,341
Pediatrix Medical Group, Inc.*	265,000	6,712,450
Perrigo Co. PLC	303,475	3,153,105
Puma Biotechnology, Inc.*	68,000	551,480
QuidelOrtho Corp.*+	131,100	2,296,216
Retractable Technologies, Inc.*	9,430	6,790
Rigel Pharmaceuticals, Inc.*	45,000	1,760,400
Select Medical Holdings Corp.	63,600	1,050,036
Spero Therapeutics, Inc.*	50,000	110,500

Industry Company	Shares	Value

Health Care (continued)
Tactile Systems Technology, Inc.*	57,500	$1,712,350
Teladoc Health, Inc.*+	408,500	3,464,080
Vanda Pharmaceuticals, Inc.*	100	612
Voyager Therapeutics, Inc.*+	600	2,100

		50,944,070

Industrials - 12.04%
ABM Industries, Inc.	115,000	5,087,600
ACCO Brands Corp.	211,300	879,008
Air Industries Group*	9	27
Allegiant Travel Co.*	68,615	8,069,124
Alpha Pro Tech, Ltd.*	39,124	219,877
Ameresco, Inc., Class A*	97,472	2,690,227
Apogee Enterprises, Inc.	10,000	457,400
Atkore, Inc.	91,400	6,950,056
Avalon Holdings Corp., Class A*	16,900	42,081
AZZ, Inc.	1,600	248,080
BGSF, Inc.	45,100	257,521
BlueLinx Holdings, Inc.*	17,400	1,076,712
BrightView Holdings, Inc.*	253,700	3,594,929
Broadwind, Inc.*	5,000	24,150
Caesarstone, Ltd.*	8,177	17,172
CBAK Energy Technology, Ltd.*	285,000	168,606
Civeo Corp.*	42,255	1,478,925
Clarivate PLC*+	1,198,600	2,588,976
Columbus McKinnon Corp.+	75,000	1,134,750
CompX International, Inc.	1,000	24,900
Concentrix Corp.	116,643	2,613,386
Concrete Pumping Holdings, Inc.*	245,000	2,952,250
CoreCivic, Inc.*	231,500	7,032,970
Costamare Bulkers Holdings, Ltd.*	49,800	874,488
Costamare, Inc.	348,300	4,883,166
Covenant Logistics Group, Inc.	85,800	3,790,644
Custom Truck One Source, Inc.*	35,000	413,350
Deluxe Corp.	162,000	3,868,560
DLH Holdings Corp.*	35,291	185,278
DNOW, Inc.*	422,927	5,485,363
Eastern Co. (The)	19,601	545,888
Ennis, Inc.	9,900	210,375
Enviri Corp.*	2,000	43,900

bridgewayfunds.com	29

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Genco Shipping & Trading, Ltd.	130,900	$3,243,702
Gencor Industries, Inc.*	4,219	62,948
Greenbrier Cos., Inc. (The)	75,000	3,675,750
Greenland Technologies Holding Corp., Class A*	5,000	2,742
Heartland Express, Inc.+	177,116	2,695,706
Himalaya Shipping, Ltd.	400	5,344
Hudson Technologies, Inc.*	101,712	583,827
Hurco Cos., Inc.*	13,129	300,588
Hyster-Yale, Inc.	28,000	981,680
ICF International, Inc.	34,000	2,477,240
Janus International Group, Inc.*	282,000	1,565,100
Kelly Services, Inc., Class A	63,883	784,483
Kennametal, Inc.	192,441	6,745,057
L B Foster Co., Class A*	19,000	858,230
Luxfer Holdings PLC	75,100	1,354,804
Manitowoc Co., Inc. (The)*	101,900	1,415,391
ManpowerGroup, Inc.	8,867	299,439
Mastech Digital, Inc.*	11,000	85,030
Masterbrand, Inc.*+	361,343	3,718,219
Mayville Engineering Co., Inc.*	82,810	3,102,063
Miller Industries, Inc.	26,139	1,337,010
Millerknoll, Inc.	132,500	2,710,950
Mistras Group, Inc.*	114,277	1,996,419
NLI Holdings, Inc.	61,962	368,674
NPK International, Inc.*	1,000	15,910
NWPX Infrastructure, Inc.*	34,500	5,172,930
PAMT CORP*	94,220	1,320,022
Pangaea Logistics Solutions, Ltd.	296,300	1,925,950
Park-Ohio Holdings Corp.	22,484	864,510
Perma-Pipe International Holdings, Inc.*	14,000	381,220
Preformed Line Products Co.	1,000	410,560
Proficient Auto Logistics, Inc.*	50,000	340,500
Proto Labs, Inc.*	1,000	81,510
Quanex Building Products Corp.	96,900	1,804,278
Resources Connection, Inc.	25,000	106,250

Industry Company	Shares	Value

Industrials (continued)
Safe Bulkers, Inc.	542,100	$3,420,651
SkyWest, Inc.*	3,696	367,124
Titan International, Inc.*+	158,700	1,223,577
Titan Machinery, Inc.*+	67,100	1,417,152
Trinity Industries, Inc.	217,500	7,521,150
TTEC Holdings, Inc.*+	12,000	23,280
Tutor Perini Corp.	119,800	9,939,806
Twin Disc, Inc.	5,000	116,000
Ultralife Corp.*	20,900	132,088
Universal Logistics Holdings, Inc.+	51,079	755,969
V2X, Inc.*	8,886	662,540
Vestis Corp.*+	100,000	1,452,000
Wabash National Corp.	57,700	778,950
Werner Enterprises, Inc.	137,459	5,994,587
Willis Lease Finance Corp.+	21,593	4,940,478

		159,449,127

Information Technology - 5.35%
8x8, Inc.*	86,000	147,060
Alpha & Omega Semiconductor, Ltd.*	20,000	946,600
Amtech Systems, Inc.*	49,200	1,135,536
AstroNova, Inc.*	1,274	36,271
Aviat Networks, Inc.*	2,000	44,400
Benchmark Electronics, Inc.	98,590	9,727,875
DXC Technology Co.*	312,500	2,765,625
Eastman Kodak Co.*	217,500	2,011,875
Hive Digital Technologies, Ltd.*+	600,000	2,184,000
Immersion Corp.	50,000	338,500
Key Tronic Corp.*	35,100	144,963
Kimball Electronics, Inc.*	77,200	1,976,320
KVH Industries, Inc.*	50,000	495,500
Methode Electronics, Inc.	46,500	882,105
NETGEAR, Inc.*	102,900	2,402,715
NetScout Systems, Inc.*	198,000	8,622,900
NetSol Technologies, Inc.*	2,500	11,550
Pagaya Technologies, Ltd., Class A*+	207,500	3,786,875
Photronics, Inc.*	156,050	5,076,307
Richardson Electronics, Ltd.+	25,800	490,458
ScanSource, Inc.*	78,301	4,078,699
TransAct Technologies, Inc.*	8,556	49,967
Trio-Tech International*+	23,600	290,752

30	Annual Report | June 30, 2026

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Turtle Beach Corp.*+	30,000	$373,500
Viasat, Inc.*+	169,500	15,222,795
Vishay Precision Group, Inc.*+	5,000	749,550
Vistance Networks, Inc.	536,000	6,850,080
WidePoint Corp.*+	1,000	17,500

		70,860,278
Materials - 4.74%
AdvanSix, Inc.	61,700	1,226,596
Alto Ingredients, Inc.*	77,000	438,900
Ampco-Pittsburgh Corp.*	25,000	216,250
Caledonia Mining Corp. PLC+	41,900	800,290
Clearwater Paper Corp.*	37,000	580,160
Core Molding Technologies, Inc.*	37,900	894,440
Ecovyst, Inc.*	286,875	3,571,594
Ferroglobe PLC	536,100	1,704,798
Friedman Industries, Inc.	20,300	653,254
Huntsman Corp.	422,800	4,490,136
Intrepid Potash, Inc.*	38,556	1,263,866
Kaiser Aluminum Corp.	39,634	7,753,599
Koppers Holdings, Inc.	50,953	2,287,790
Kronos Worldwide, Inc.	800	5,064
LSB Industries, Inc.*	210,400	2,274,424
Magnera Corp.*	64,846	761,941
Mativ Holdings, Inc.	129,752	982,223
McEwen, Inc.*+	120,000	2,175,600
O-I Glass, Inc.*	306,200	2,948,706
Olin Corp.	250,000	4,955,000
Ramaco Resources, Inc., Class A*	1,400	18,522
Ramaco Resources, Inc., Class B+	53	450
Ranpak Holdings Corp.*	290,700	2,125,017
Rayonier Advanced Materials, Inc.*	246,091	1,934,275
Ryerson Holding Corp.	147,850	3,638,588
Stepan Co.	50,321	2,803,886
SunCoke Energy, Inc.	295,000	2,374,750
Sylvamo Corp.+	78,398	2,963,444
Tredegar Corp.*	45,900	365,364
Valhi, Inc.+	79,891	1,172,001
Warrior Met Coal, Inc.	6,492	526,891
Worthington Steel, Inc.+	146,000	4,902,680

		62,810,499

Real Estate - 0.42%
AMREP Corp.*	52,000	1,311,440

Industry Company		Shares	Value

Real Estate (continued)
Compass, Inc., Class A*+		43,080	$531,176
Forestar Group, Inc.*		80,000	2,532,000
RE/MAX Holdings, Inc., Class A*		75,000	739,500
Transcontinental Realty Investors, Inc.*		1,400	64,386
VICI Properties, Inc.		13,530	359,222

			5,537,724

TOTAL COMMON STOCKS - 99.80%			1,321,512,527

(Cost $864,082,675)

PREFERRED STOCK - 0.10%
Liberty Latin America, Ltd., A, Non Voting Shares, 9.00%***		60,150	1,304,654

TOTAL PREFERRED STOCK - 0.10%			1,304,654

(Cost $1,146,444)

RIGHTS - 0.00%
Resolute Forest Products, Inc., CVR, expiring 12/31/49*Δ#		335,500	50,325

TOTAL RIGHTS - 0.00%			50,325

(Cost $ – )

Rate^		Shares	Value

MONEY MARKET FUND - 0.13%
Fidelity Investments Money Market Government Portfolio Class I	3.53%	1,659,786	1,659,786

TOTAL MONEY MARKET FUND - 0.13%			1,659,786

(Cost $1,659,786)

bridgewayfunds.com	31

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.50%
Dreyfus Institutional Preferred Government Money Market Fund**	3.60%	6,610,067	$6,610,067

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.50%			6,610,067

(Cost $6,610,067)

TOTAL INVESTMENTS - 100.53%			$1,331,137,359
(Cost $873,498,972)

Liabilities in Excess of Other Assets - (0.53%)			(6,968,241)

NET ASSETS - 100.00%			$1,324,169,118

+    This security or a portion of the security is out on loan as of June 30, 2026. Total loaned securities had a value of $211,373,784 as of June 30, 2026. See Note 2 for disclosure of cash and non-cash collateral.

*   Non-income producing security.

***   Security is perpetual and has no stated maturity date.

#    Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $50,325, which is 0.00% of total net assets.

Δ    Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

^  Rate disclosed as of June 30, 2026.

**   This security represents the investment of the cash collateral received in connection with securities out on loan as of June 30, 2026.

CVR- Contingent Value Right

PLC - Public Limited Company

32	Annual Report | June 30, 2026

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 6/30/2026:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$1,321,512,527	$–	$–	$1,321,512,527
Preferred Stock	1,304,654	–	–	1,304,654
Rights	–	–	50,325	50,325
Money Market Fund	1,659,786	–	–	1,659,786
Investments Purchased With Cash Proceeds From Securities Lending	6,610,067	–	–	6,610,067

TOTAL	$1,331,087,034	$–	$50,325	$1,331,137,359

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights

Balance as of 06/30/2025	$97,595
Purchases/Issuances	–
Sales/Expirations	(600)
Return of Capital	–
Realized Gain/(Loss)	600
Change in unrealized Appreciation/(Depreciation)	(47,270)
Transfers in	–
Transfers out	–

Balance as of 06/30/2026	$50,325

Net change in unrealized Appreciation/(Depreciation) from investments held as of 06/30/2026	$(47,270)

See Notes to Financial Statements.

bridgewayfunds.com	33

Global Opportunities Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of June 30, 2026

	Rate^	Shares	Value

MONEY MARKET FUND - 97.46%
Fidelity Investments Money Market Government Portfolio Class I#,*	3.53%	39,654,395	$39,654,395

TOTAL MONEY MARKET FUND - 97.46%			39,654,395

(Cost $39,654,395)

TOTAL INVESTMENTS - 97.46%			$39,654,395
(Cost $39,654,395)

Other Assets in Excess of Liabilities - 2.54%			1,032,832

NET ASSETS - 100.00%			$40,687,227

^	Rate disclosed as of June 30, 2026.
*	This security or a portion of the security is held as collateral for swaps as of June 30, 2026.
#

Represents an investment greater than 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov. See Note 2 to the Financial Statements for further information regarding the Fund’s investment in this security.

Summary of inputs used to value the Fund’s investments as of 6/30/2026:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Money Market Fund	$39,654,395	$–	$–	$39,654,395
Total Return Swaps	–	585,503	(30,628)	554,875

TOTAL	$39,654,395	$585,503	$(30,628)	$40,209,270

(a)

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended June 30, 2026.

34	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Communication Services
Airtel Africa PLC	SONIO/N	Monthly	JPMorgan Chase	06/16/2027	12,765	$59,393	$55,493	$(2,891)
Cellcom Israel, Ltd.	SHIR	Monthly	JPMorgan Chase	05/13/2027	14,260	167,618	147,403	(20,197)
Cheil Worldwide, Inc.	OBFR01	Monthly	JPMorgan Chase	02/17/2027	12,747	154,048	150,383	(4,040)
EverQuote, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	01/06/2027	10,645	210,984	253,245	41,778
Louis Hachette Group	ESTRON	Monthly	JPMorgan Chase	05/12/2027	88,202	181,374	176,136	(3,509)
Magyar Telekom Telecommunications PLC	BUBOR01M	Monthly	JPMorgan Chase	06/16/2027	20,043	176,317	170,668	(4,354)
Millicom International Cellular SA	OBFR01	Monthly	JPMorgan Chase	10/06/2026	2,300	205,275	208,748	3,003
NHN Corp.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	7,524	200,169	172,325	(28,332)
NOS SGPS SA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	30,218	178,038	174,189	(2,152)
Partner Communications Co., Ltd.	SHIR	Monthly	JPMorgan Chase	07/21/2027	11,013	146,085	134,519	(9,372)
PCCW, Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/21/2027	70,000	50,211	47,614	(2,607)
Storytel AB	STIB1M	Monthly	JPMorgan Chase	07/14/2026	8,415	89,258	79,884	(7,538)
Tele2 AB, Class B	STIB1M	Monthly	JPMorgan Chase	06/16/2027	9,493	180,667	165,197	(11,752)
Trustpilot Group PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	53,825	177,442	185,347	9,295
Xinhua Winshare Publishing & Media Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	04/14/2027	148,000	186,390	160,411	(18,011)

						2,363,269	2,281,562	(60,679)

Consumer Discretionary
& St. Hd Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	04/14/2027	3,100	67,797	66,145	(824)
& St. HD Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	04/14/2027	5,400	118,097	115,220	(1,436)
361 Degrees International, Ltd.	HIHD01M	Monthly	JPMorgan Chase	06/16/2027	274,000	168,866	140,582	(28,473)
Aritzia, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	1,455	171,339	160,442	(9,107)
Chow Sang Sang Holdings International, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	99,000	128,722	122,921	(5,946)
Currys PLC	SONIO/N	Monthly	JPMorgan Chase	03/18/2027	80,142	161,527	169,727	9,464
Digiplus Interactive Corp.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	994,200	191,644	190,478	(1,435)
Groupe Dynamite, Inc.	CAONREPO	Monthly	JPMorgan Chase	10/06/2026	2,800	133,843	105,702	(25,926)
Hong Leong Industries Bhd	OBFR01	Monthly	JPMorgan Chase	01/20/2027	34,800	154,058	160,629	6,168
Jarir Marketing Co.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	40,987	179,389	182,826	3,013

bridgewayfunds.com	35

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Consumer Discretionary – (continued)
JNBY Design, Ltd.	HIHD01M	Monthly	JPMorgan Chase	04/14/2027	44,500	$110,780	$97,908	$(12,996)
Kaufman & Broad SA	ESTRON	Monthly	JPMorgan Chase	01/07/2027	4,887	136,626	134,333	(993)
Kohl’s Corp.	OBFR01	Monthly	JPMorgan Chase	10/06/2026	10,465	166,080	185,440	18,980
Macy’s, Inc.	OBFR01	Monthly	JPMorgan Chase	03/11/2027	5,762	133,448	135,695	3,046
Magazine Luiza SA	OBFR01	Monthly	JPMorgan Chase	06/24/2027	129,230	127,824	117,156	(10,972)
Max Stock, Ltd.	SHIR	Monthly	JPMorgan Chase	04/14/2027	13,201	172,795	159,993	(11,944)
Mazda Motor Corp.	MUTKCALM	Monthly	JPMorgan Chase	11/04/2026	29,900	207,537	199,974	(5,031)
Melco International Development, Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/21/2027	395,000	178,835	158,489	(20,385)
Motus Holdings, Ltd.	JIBA1M	Monthly	JPMorgan Chase	05/13/2027	14,377	88,237	97,371	7,945
Pepco Group NV	WIBO1M	Monthly	JPMorgan Chase	02/17/2027	18,873	175,040	182,728	11,212
Rush Street Interactive, Inc.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	6,813	196,351	202,619	5,818
Safilo Group S.p.A	ESTRON	Monthly	JPMorgan Chase	05/12/2027	42,373	83,658	82,980	117
SL Corp.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	1,911	79,615	71,041	(8,768)
Tapestry, Inc.	OBFR01	Monthly	JPMorgan Chase	03/11/2027	1,444	203,488	211,373	7,419
TCL Electronics Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	02/23/2027	94,000	165,281	155,097	(4,398)
Tianli International Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	06/16/2027	902,000	155,376	127,838	(27,713)
Tianneng Power International, Ltd.	HIHD01M	Monthly	JPMorgan Chase	06/16/2027	230,000	164,933	138,963	(16,646)
Token Corp.	MUTKCALM	Monthly	JPMorgan Chase	10/07/2026	2,400	185,511	187,659	6,973
Valeo SE	ESTRON	Monthly	JPMorgan Chase	12/30/2026	12,274	202,555	180,364	(20,261)
Youngone Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	1,168	142,149	124,115	(18,380)

						4,551,401	4,365,808	(151,479)

Consumer Staples
Al Majed for Oud Co.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	5,157	195,081	179,579	(16,056)
APR Corp.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	636	171,289	159,577	(12,128)
BGF retail Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	2,194	187,272	165,011	(22,716)
Carrefour SA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	9,265	174,733	172,005	(1,063)
China Foods, Ltd.	HIHD01M	Monthly	JPMorgan Chase	04/08/2027	418,000	186,143	165,465	(11,433)
DFI Retail Group Holdings, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	35,600	135,992	135,003	(1,277)

36	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Pay	Frequency	Counterparty	Date	Long	Amount	Value	(Depreciation)*
Consumer Staples – (continued)
First Resources, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	07/21/2027	78,700	$186,395	$189,184	$4,188
GS Retail Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	12,030	183,899	183,446	(901)
HelloFresh SE	ESTRON	Monthly	JPMorgan Chase	02/23/2027	34,172	162,093	154,365	(6,184)
Herbalife, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	14,527	164,446	191,030	26,187
Savola Group (The)	OBFR01	Monthly	JPMorgan Chase	06/16/2027	22,789	178,606	173,256	(5,858)
Sok Marketler Ticaret AS	OBFR01	Monthly	JPMorgan Chase	02/17/2027	165,582	175,138	164,674	(10,932)
Sun Art Retail Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	03/12/2027	804,500	111,891	95,504	(7,789)
Valor Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	7,600	170,946	182,718	13,858

						2,383,924	2,310,817	(52,104)

Energy
Aker Solutions ASA	NIBOR1M	Monthly	JPMorgan Chase	05/18/2027	37,757	177,171	169,489	(430)
BLUENORD ASA	NIBOR1M	Monthly	JPMorgan Chase	05/12/2027	2,550	152,466	128,020	(18,205)
BW LPG, Ltd.	NIBOR1M	Monthly	JPMorgan Chase	04/14/2027	7,412	162,548	129,133	(26,761)
China Aviation Oil Singapore Corp., Ltd.	SIBCSORA	Monthly	JPMorgan Chase	04/14/2027	128,800	183,242	182,371	18
China Coal Energy Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	05/12/2027	49,000	74,653	61,543	(13,193)
Enerflex, Ltd.	CAONREPO	Monthly	JPMorgan Chase	10/06/2026	6,961	166,246	170,951	7,456
Harbour Energy PLC	SONIO/N	Monthly	JPMorgan Chase	12/02/2026	57,876	206,929	163,968	(41,341)
HD Hyundai Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	1,139	181,215	148,335	(33,321)
HELLENiQ ENERGY Holdings S.A.	ESTRON	Monthly	JPMorgan Chase	07/21/2027	14,918	183,627	188,351	7,080
ORLEN SA	WIBO1M	Monthly	JPMorgan Chase	04/14/2027	4,913	192,554	165,192	(23,485)
Parex Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	04/06/2027	10,223	188,215	154,183	(30,918)
Repsol SA	ESTRON	Monthly	JPMorgan Chase	05/12/2027	7,228	193,389	180,589	(10,957)
TGS ASA	NIBOR1M	Monthly	JPMorgan Chase	12/30/2026	11,875	184,905	154,316	(23,020)
Turkiye Petrol Rafinerileri AS	OBFR01	Monthly	JPMorgan Chase	07/21/2027	8,165	40,076	39,682	(460)
Var Energi ASA	NIBOR1M	Monthly	JPMorgan Chase	07/21/2027	39,660	179,201	164,327	(8,216)

						2,466,437	2,200,450	(215,753)

Financials
AJ Bell PLC	SONIO/N	Monthly	JPMorgan Chase	07/21/2027	21,903	179,161	177,890	194
Al Waha Capital PJSC	OBFR01	Monthly	JPMorgan Chase	05/12/2027	89,348	46,704	45,773	(1,063)

bridgewayfunds.com	37

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financials – (continued)
Alior Bank SA	WIBO1M	Monthly	JPMorgan Chase	06/16/2027	4,117	$142,489	$142,480	$2,860
Annaly Capital Management, Inc.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	5,846	125,163	130,717	9,652
B2 Impact ASA	NIBOR1M	Monthly	JPMorgan Chase	07/21/2027	79,028	181,937	191,869	15,307
Banca Generali S.p.A	ESTRON	Monthly	JPMorgan Chase	05/12/2027	1,323	88,341	98,771	11,269
Banca Mediolanum S.p.A	ESTRON	Monthly	JPMorgan Chase	09/09/2026	7,766	178,312	193,539	16,922
Banco ABC Brasil SA	OBFR01	Monthly	JPMorgan Chase	03/12/2027	39,690	178,641	177,876	6,172
Banco do Estado do Rio Grande do Sul SA	OBFR01	Monthly	JPMorgan Chase	09/10/2026	59,000	164,475	158,635	(6,231)
Bank Handlowy w Warszawie SA	WIBO1M	Monthly	JPMorgan Chase	07/21/2027	1,723	63,798	55,915	(6,032)
Bank Polska Kasa Opieki SA	WIBO1M	Monthly	JPMorgan Chase	05/12/2027	2,911	186,455	177,355	(4,580)
Banque Saudi Fransi	OBFR01	Monthly	JPMorgan Chase	05/12/2027	21,423	109,289	110,650	1,050
Conduit Holdings, Ltd.	SONIO/N	Monthly	JPMorgan Chase	02/17/2027	33,167	197,790	207,653	11,412
Dah Sing Banking Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	10/07/2026	101,600	158,161	150,168	(8,170)
Daishin Securities Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	11,847	155,452	151,178	(4,652)
Ellington Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	11,318	154,038	154,038	1,118
Helia Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/14/2026	57,505	201,871	220,500	20,889
Hoist Finance AB	STIB1M	Monthly	JPMorgan Chase	06/16/2027	11,204	189,485	206,679	21,093
IG Group Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	6,933	176,713	167,205	(8,125)
Jammu & Kashmir Bank, Ltd. (The)	OBFR01	Monthly	JPMorgan Chase	06/15/2027	23,355	37,828	38,212	283
JSE, Ltd.	JIBA1M	Monthly	JPMorgan Chase	05/13/2027	19,759	181,693	189,568	5,425
Korea Investment Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	1,078	173,638	156,154	(17,746)
Korean Reinsurance Co.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	19,438	180,689	167,408	(13,553)
Meitav Investment House, Ltd.	SHIR	Monthly	JPMorgan Chase	07/21/2027	3,788	173,991	164,539	(6,839)
Mutares SE & Co. KGaA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	6,154	193,376	191,487	(46)
NH Investment & Securities Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	7,723	154,541	148,483	(6,434)
Optima bank SA	ESTRON	Monthly	JPMorgan Chase	04/14/2027	13,589	157,615	155,452	(757)
Orchid Island Capital, Inc.	OBFR01	Monthly	JPMorgan Chase	03/11/2027	13,000	85,150	90,610	6,565
Philippine National Bank	OBFR01	Monthly	JPMorgan Chase	04/14/2027	195,530	179,144	184,958	5,310

38	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financials – (continued)
Phoenix Financial, Ltd.	SHIR	Monthly	JPMorgan Chase	06/16/2027	2,829	$160,359	$156,412	$(3,930)
Plus500, Ltd.	SONIO/N	Monthly	JPMorgan Chase	04/14/2027	3,268	208,987	207,465	114
Polar Capital Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	18,191	202,092	214,994	14,484
QBE Insurance Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/14/2027	5,154	84,748	89,655	5,855
RHB Bank Bhd	OBFR01	Monthly	JPMorgan Chase	04/14/2027	61,200	127,036	124,415	(2,953)
Samsung Securities Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	2,184	180,278	155,409	(25,141)
SCOR SE	ESTRON	Monthly	JPMorgan Chase	06/16/2027	5,144	181,844	186,573	6,463
Svenska Handelsbanken AB, Class A	STIB1M	Monthly	JPMorgan Chase	01/08/2027	14,683	207,916	216,065	12,427
TP ICAP Group PLC	SONIO/N	Monthly	JPMorgan Chase	07/21/2027	27,437	126,376	123,169	(2,173)
Unipol Assicurazioni S.p.A	ESTRON	Monthly	JPMorgan Chase	07/21/2027	5,210	148,118	145,622	(543)
Washington H Soul Pattinson & Co., Ltd.	BBSW1M	Monthly	JPMorgan Chase	05/12/2027	5,911	180,820	188,944	10,147
XTB SA	WIBO1M	Monthly	JPMorgan Chase	06/16/2027	6,448	190,983	183,460	(3,678)

						6,395,497	6,397,945	62,365

Health Care
Alfresa Holdings Corp.	MUTKCALM	Monthly	JPMorgan Chase	02/17/2027	12,500	171,267	167,672	(1,506)
AMN Healthcare Services, Inc.	OBFR01	Monthly	JPMorgan Chase	06/15/2027	6,524	191,675	211,182	19,068
Cardinal Health, Inc.	OBFR01	Monthly	JPMorgan Chase	07/16/2027	773	175,007	183,634	8,227
China Resources Pharmaceutical Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/12/2027	256,500	160,044	138,831	(16,762)
Consun Pharmaceutical Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	29,000	51,472	46,550	(4,979)
Draegerwerk AG & Co. KGaA	ESTRON	Monthly	JPMorgan Chase	04/07/2027	1,836	183,258	173,087	(8,424)
Extendicare, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/06/2027	8,745	209,481	216,243	10,459
Gubra A/S	CIBO01M	Monthly	JPMorgan Chase	10/07/2026	3,293	181,395	162,422	(17,245)
Regis Healthcare, Ltd.	BBSW1M	Monthly	JPMorgan Chase	02/23/2027	40,256	170,430	181,210	12,689
Sinopharm Group Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	04/14/2027	40,800	88,919	83,012	(2,306)
Zealand Pharma A/S	CIBO01M	Monthly	JPMorgan Chase	03/12/2027	3,509	153,702	155,766	3,529

						1,736,650	1,719,609	2,750

Industrials
Acter Group Corp., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	5,000	186,492	206,200	19,423

bridgewayfunds.com	39

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Industrials – (continued)
Adecco Group AG	SSARON	Monthly	JPMorgan Chase	05/12/2027	3,885	$77,466	$71,688	$(4,824)
Al Babtain Power & Telecommunication Co.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	9,427	181,209	162,380	(19,148)
Binjiang Service Group Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	06/16/2027	61,500	177,470	168,279	(9,250)
Bombardier, Inc., Class B	CAONREPO	Monthly	JPMorgan Chase	06/15/2027	894	193,821	205,836	15,221
Burkhalter Holding AG	SSARON	Monthly	JPMorgan Chase	10/07/2026	786	158,993	149,724	(7,311)
China National Chemical Engineering Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2027	152,000	163,904	164,888	552
CTCI Corp.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	134,000	182,554	177,057	(5,774)
Elecnor SA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	4,139	176,201	188,048	13,525
GenusPlus Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/21/2027	25,117	182,249	191,380	12,531
GS Holdings Corp.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	3,436	171,250	147,809	(23,700)
Hanwha Corp.	OBFR01	Monthly	JPMorgan Chase	06/24/2027	1,636	127,943	106,773	(21,481)
HOCHTIEF AG	ESTRON	Monthly	JPMorgan Chase	01/20/2027	334	178,341	193,602	18,858
Hoegh Autoliners ASA	NIBOR1M	Monthly	JPMorgan Chase	10/07/2026	11,100	178,466	162,488	(8,673)
Hong Leong Asia, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	01/20/2027	78,500	181,863	168,034	(12,947)
Hyundai GF Holdings	OBFR01	Monthly	JPMorgan Chase	10/08/2026	20,177	174,341	208,244	33,478
Itoki Corp.	MUTKCALM	Monthly	JPMorgan Chase	06/16/2027	10,800	162,039	177,164	17,103
Keller Group PLC	SONIO/N	Monthly	JPMorgan Chase	04/14/2027	5,051	171,523	177,645	7,466
Kier Group PLC	SONIO/N	Monthly	JPMorgan Chase	11/03/2026	41,948	110,743	121,509	11,634
Koninklijke BAM Groep NV	ESTRON	Monthly	JPMorgan Chase	01/07/2027	12,961	162,609	181,822	20,762
L&K Engineering Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/07/2027	7,000	162,834	206,052	42,817
Logista Integral SA	ESTRON	Monthly	JPMorgan Chase	04/14/2027	5,467	213,725	210,900	(788)
Lonking Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	213,000	74,741	70,798	1,409
LX INTERNATIONAL Corp.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	6,455	163,048	153,748	(9,697)
MPC Container Ships ASA	NIBOR1M	Monthly	JPMorgan Chase	05/12/2027	73,349	206,882	188,042	(10,372)
Nordex SE	ESTRON	Monthly	JPMorgan Chase	04/14/2027	3,781	166,858	199,487	34,220
NRW Holdings, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/14/2027	37,226	181,125	192,906	13,808

40	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Industrials – (continued)
OC Oerlikon Corp. AG Pfaeffikon	SSARON	Monthly	JPMorgan Chase	06/16/2027	41,235	$187,855	$207,582	$22,041
Pagegroup PLC	SONIO/N	Monthly	JPMorgan Chase	04/14/2027	105,114	172,417	148,420	(22,647)
Pfisterer Holding SE	ESTRON	Monthly	JPMorgan Chase	06/16/2027	1,564	157,193	169,133	13,439
SIMPAR SA	OBFR01	Monthly	JPMorgan Chase	02/17/2027	91,750	143,927	138,630	(5,639)
SITC International Holdings Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	06/16/2027	44,000	187,967	176,508	(11,670)
Smartgroup Corp., Ltd.	BBSW1M	Monthly	JPMorgan Chase	03/12/2027	10,851	95,331	96,088	2,535
SmartGroup Corp., Ltd.	BBSW1M	Monthly	JPMorgan Chase	03/12/2027	9,788	83,497	86,675	4,113
Sunway Construction Group Bhd	OBFR01	Monthly	JPMorgan Chase	05/18/2027	114,200	190,146	208,491	17,848
Toa Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	1,400	18,571	18,098	(185)
Transcosmos, Inc.	MUTKCALM	Monthly	JPMorgan Chase	03/12/2027	7,200	168,902	159,650	(7,193)
United Integrated Services Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	03/25/2027	5,000	181,488	210,577	28,642
Wallenius Wilhelmsen ASA	NIBOR1M	Monthly	JPMorgan Chase	09/09/2026	12,884	183,059	170,902	(4,664)
Wilson Bayly Holmes- Ovcon, Ltd.	JIBA1M	Monthly	JPMorgan Chase	05/13/2027	9,527	97,115	101,863	3,439

						6,336,158	6,445,120	168,901

Information Technology
Accton Technology Corp.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	2,000	149,294	159,524	9,863
ADATA Technology Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	13,000	160,025	171,944	11,525
Advantest Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	900	141,509	185,156	45,372
Asia Vital Components Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	2,000	148,978	161,780	12,435
Bravura Solutions, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	112,084	173,127	157,481	(13,708)
Chroma ATE, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	2,000	139,509	138,987	110
Computacenter PLC	SONIO/N	Monthly	JPMorgan Chase	02/17/2027	3,262	180,539	184,709	7,818
DataTec, Ltd.	JIBA1M	Monthly	JPMorgan Chase	01/08/2027	36,712	170,347	206,660	34,016
Elsight, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/21/2027	31,097	172,476	153,957	(15,300)
Eoptolink Technology, Inc., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2027	2,220	148,139	201,397	52,842
Evertz Technologies, Ltd.	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	16,989	204,578	228,796	27,603
Hon Precision, Inc.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	1,000	215,892	205,453	(10,971)
Hosiden Corp.	MUTKCALM	Monthly	JPMorgan Chase	06/16/2027	11,900	202,343	199,447	(428)

bridgewayfunds.com	41

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Information Technology – (continued)
Innodisk Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	3,000	$169,968	$156,547	$(13,839)
Ituran Location and Control, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	3,100	196,416	189,131	(6,184)
Kaga Electronics Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	02/17/2027	4,500	127,995	117,459	(8,973)
Legend Holdings Corp., Class H	HIHD01M	Monthly	JPMorgan Chase	02/17/2027	98,100	192,392	177,693	(13,615)
Lenovo Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/21/2027	36,000	115,456	106,823	(8,658)
Nanya Technology Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	13,000	136,637	190,262	53,288
Oki Electric Industry Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	10,100	185,644	220,537	37,158
Phison Electronics Corp.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	2,000	136,037	154,866	19,334
RingCentral, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	05/11/2027	2,572	99,614	100,257	415
Samsung Electronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	793	157,383	175,964	18,357
Seagate Technology Holdings PLC	OBFR01	Monthly	JPMorgan Chase	12/01/2026	177	144,430	170,805	26,175
Shannon Semiconductor Technology Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2027	6,600	173,482	297,343	123,403
SK hynix, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	114	153,177	201,162	47,613
Telefonaktiebolaget LM Ericsson, Class B	STIB1M	Monthly	JPMorgan Chase	01/08/2027	13,611	160,159	152,643	(4,221)
TomTom NV	ESTRON	Monthly	JPMorgan Chase	09/09/2026	30,783	185,634	163,684	(20,180)
Toshiba TEC Corp.	MUTKCALM	Monthly	JPMorgan Chase	03/12/2027	10,300	199,589	181,322	(15,832)
Winbond Electronics Corp.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	29,000	136,384	194,834	58,113
WinWay Technology Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	03/12/2027	1,000	256,451	259,365	2,283
WPG Holdings, Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	50,000	172,019	169,478	(2,965)
WT Microelectronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/19/2027	22,000	157,576	149,086	(4,581)
Zhongji Innolight Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2027	800	135,357	152,329	16,615

						5,598,556	6,036,881	464,883

Materials
5N Plus, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	6,297	172,152	194,382	24,753
Aluminum Corp. of China, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	100,000	124,281	96,042	(26,430)
Andean Precious Metals Corp.	CAONREPO	Monthly	JPMorgan Chase	04/13/2027	40,891	154,150	167,802	16,202
Anglogold Ashanti PLC	JIBA1M	Monthly	JPMorgan Chase	04/15/2027	1,798	142,688	144,934	322

42	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials – (continued)
Apex Mining Co., Inc.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	674,300	$177,345	$134,451	$(43,143)
Aura Minerals, Inc.	OBFR01	Monthly	JPMorgan Chase	04/13/2027	2,300	122,590	144,785	21,936
China Gold International Resources Corp., Ltd.	HIHD01M	Monthly	JPMorgan Chase	06/16/2027	8,548	149,100	135,151	(14,117)
China Hongqiao Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	22,500	76,310	58,022	(18,374)
China Nonferrous Mining Corp., Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/12/2027	81,000	134,568	117,670	(14,027)
CMOC Group, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/30/2026	69,000	143,245	134,786	(8,620)
East Pipes Integrated Co. for Industry	OBFR01	Monthly	JPMorgan Chase	07/21/2027	3,170	184,006	185,617	1,288
Endeavour Mining PLC	SONIO/N	Monthly	JPMorgan Chase	12/31/2026	3,202	156,750	156,837	1,314
IAMGOLD Corp.	CAONREPO	Monthly	JPMorgan Chase	04/13/2027	8,013	119,046	127,180	10,104
Industrias Penoles SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	09/08/2026	3,600	162,391	157,336	(4,744)
Kingsgate Consolidated, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/14/2027	38,293	127,706	133,444	7,168
Lundin Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/20/2027	3,080	168,665	166,156	(67)
Macmahon Holdings, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/14/2027	265,298	167,639	176,018	10,255
Mineros SA	OBFR01	Monthly	JPMorgan Chase	01/20/2027	13,553	52,737	62,725	9,846
Mineros SA, Class N	OBFR01	Monthly	JPMorgan Chase	01/20/2027	26,589	103,463	123,058	19,316
MMG, Ltd.	HIHD01M	Monthly	JPMorgan Chase	04/14/2027	148,000	153,153	132,746	(20,579)
National Aluminium Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	37,490	148,018	135,076	(13,337)
OceanaGold Corp.	CAONREPO	Monthly	JPMorgan Chase	07/16/2027	5,378	149,589	134,806	(12,815)
Perenti, Ltd.	BBSW1M	Monthly	JPMorgan Chase	02/23/2027	44,228	64,900	69,414	5,240
Regis Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	06/24/2027	38,635	151,361	163,737	14,071
Resolute Mining, Ltd.	BBSW1M	Monthly	JPMorgan Chase	04/14/2027	189,177	135,478	125,985	(7,976)
Sabic Agri-Nutrients Co.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	3,028	101,638	99,751	(2,176)
Sasol, Ltd.	JIBA1M	Monthly	JPMorgan Chase	05/13/2027	12,853	175,340	126,964	(50,740)
Shandong Hongqiao Aluminum Industry Holding Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	05/12/2027	47,700	120,603	104,532	(16,389)
Silvercorp Metals, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	14,767	185,788	149,518	(34,329)
Sims, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	8,651	170,129	165,795	(2,430)

bridgewayfunds.com	43

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Long (0.10%) (continued)
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials – (continued)
Umicore SA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	7,429	$188,640	$172,350	$(14,454)
Vedanta, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	60,379	189,684	179,789	(10,400)
Volcan Cia Minera SAA	OBFR01	Monthly	JPMorgan Chase	07/21/2027	692,691	184,302	172,261	(12,282)
Yara International ASA	NIBOR1M	Monthly	JPMorgan Chase	06/16/2027	3,340	165,794	146,886	(12,122)
Yunnan Aluminium Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	06/16/2027	29,900	117,543	98,295	(19,558)

						5,040,792	4,794,301	(217,294)

Real Estate
Country Garden Services Holdings Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	04/14/2027	106,000	74,660	65,850	(2,354)
Emaar Development PJSC	OBFR01	Monthly	JPMorgan Chase	05/19/2027	50,394	186,040	189,864	3,296
Emaar Properties PJSC	OBFR01	Monthly	JPMorgan Chase	03/18/2027	55,744	167,850	181,179	12,852
JHSF Participacoes SA	OBFR01	Monthly	JPMorgan Chase	05/12/2027	90,900	198,964	199,504	67
Jones Lang LaSalle, Inc.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	642	191,457	198,988	7,094
Leopalace21 Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/29/2026	44,700	172,121	179,885	9,864
Millrose Properties, Inc.	OBFR01	Monthly	JPMorgan Chase	04/13/2027	3,300	95,040	99,165	3,908
Onewo, Inc., Class H	HIHD01M	Monthly	JPMorgan Chase	05/12/2027	47,300	118,294	91,239	(27,187)
Slate Grocery REIT, Class U	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	14,681	180,828	179,702	1,661

						1,385,254	1,385,376	9,201

Utilities
Acciona SA	ESTRON	Monthly	JPMorgan Chase	03/12/2027	738	199,161	233,818	36,555
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	OBFR01	Monthly	JPMorgan Chase	07/21/2027	250,410	185,077	214,662	29,279
Centrica PLC	SONIO/N	Monthly	JPMorgan Chase	04/07/2027	76,524	189,512	173,320	(14,708)
Cia De Saneamento do Parana Sanepar	OBFR01	Monthly	JPMorgan Chase	07/21/2027	23,700	176,365	170,142	(6,482)
CPFL Energia SA	OBFR01	Monthly	JPMorgan Chase	07/21/2027	7,700	66,032	66,793	665
Drax Group PLC	SONIO/N	Monthly	JPMorgan Chase	02/23/2027	14,712	152,401	148,433	(2,775)
Naturgy Energy Group SA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	5,997	203,684	187,971	(13,772)

						1,172,232	1,195,139	28,762

Total Reference Entity - Long						$39,430,170	$39,133,008	$39,553

44	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%)
Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Communication Services
Baltic Classifieds Group PLC	SONIO/N	Monthly	JPMorgan Chase	11/03/2026	59,169	$(148,277)	$(147,601)	$(539)
CD Projekt SA	WIBOON	Monthly	JPMorgan Chase	06/16/2027	2,039	(122,783)	(121,741)	(1,434)
Cellnex Telecom SA	ESTRON	Monthly	JPMorgan Chase	07/19/2027	4,249	(141,598)	(127,027)	12,500
CJ CGV Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	35,327	(102,560)	(99,621)	3,081
CTS Eventim AG & Co. KGaA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	2,280	(131,698)	(133,172)	(2,729)
Damai Entertainment Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	2,030,000	(135,197)	(118,479)	16,817
Dear U Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	2,090	(33,091)	(28,735)	4,330
Eutelsat Communications SACA	ESTRON	Monthly	JPMorgan Chase	05/12/2027	55,517	(179,581)	(153,231)	24,347
HYBE Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	897	(120,644)	(112,315)	8,622
Informa PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	7,490	(81,042)	(89,862)	(10,997)
JYP Entertainment Corp.	OBFR01	Monthly	JPMorgan Chase	03/12/2027	3,051	(103,688)	(101,947)	1,941
Kadokawa Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/02/2026	6,000	(122,172)	(127,769)	(7,109)
Kakao Corp.	OBFR01	Monthly	JPMorgan Chase	03/12/2027	5,233	(133,620)	(118,001)	15,863
Nintendo Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	03/12/2027	2,900	(130,368)	(121,916)	6,835
REA Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	1,067	(111,944)	(102,788)	7,854
Saudi Research & Media Group	OBFR01	Monthly	JPMorgan Chase	07/21/2027	6,579	(138,240)	(124,315)	14,081
Scout24 SE	ESTRON	Monthly	JPMorgan Chase	05/12/2027	1,216	(104,586)	(100,630)	2,917
Shochiku Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/22/2027	2,200	(139,973)	(142,677)	(4,514)
SM Entertainment Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	2,556	(139,046)	(117,571)	21,394
SMG Swiss Marketplace Group AG	SSARON	Monthly	JPMorgan Chase	04/14/2027	3,141	(105,107)	(99,635)	4,128
Studio Dragon Corp.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	3,219	(52,313)	(44,504)	7,810
Tencent Music Entertainment Group	OBFR01	Monthly	JPMorgan Chase	02/17/2027	7,519	(69,250)	(62,784)	6,599
Tencent Music Entertainment Group, ADR	OBFR01	Monthly	JPMorgan Chase	02/17/2027	10,000	(92,100)	(83,500)	8,798
Vend Marketplaces ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	4,491	(116,707)	(108,097)	3,770
YG Entertainment, Inc.	OBFR01	Monthly	JPMorgan Chase	02/17/2027	4,155	(110,267)	(112,545)	(1,970)

						(2,865,852)	(2,700,463)	142,395

Consumer Discretionary
Alibaba Group Holding, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	02/17/2027	9,800	(141,928)	(117,487)	23,264

bridgewayfunds.com	45

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Consumer Discretionary – (continued)
Allegro.eu SA	WIBOON	Monthly	JPMorgan Chase	02/23/2027	13,874	$(130,676)	$(139,640)	$(11,685)
Amadeus IT Group SA	ESTRON	Monthly	JPMorgan Chase	05/12/2027	1,606	(96,477)	(93,953)	1,566
Auto1 Group SE	ESTRON	Monthly	JPMorgan Chase	04/14/2027	4,921	(127,798)	(130,504)	(3,975)
Azorim-Investment Development & Construction Co., Ltd.	SHIR	Monthly	JPMorgan Chase	05/17/2027	21,099	(112,491)	(118,054)	(5,936)
Berkeley Group Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	2,344	(106,612)	(108,723)	(2,991)
Brunello Cucinelli S.p.A	ESTRON	Monthly	JPMorgan Chase	06/24/2027	1,758	(176,975)	(166,302)	8,909
BYD Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	10/07/2026	12,000	(132,600)	(111,191)	20,847
CECONOMY AG	ESTRON	Monthly	JPMorgan Chase	07/21/2027	25,879	(118,809)	(122,409)	(3,857)
Corporate Travel Management, Ltd.Δ#	RBACOR	Monthly	JPMorgan Chase	07/19/2027	5,509	0	(30,628)	(30,628)
DPC Dash, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	10/07/2026	22,700	(104,215)	(85,268)	18,796
Fattal Holdings 1998, Ltd.	SHIR	Monthly	JPMorgan Chase	05/13/2027	583	(148,092)	(137,444)	10,351
GENDA, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/29/2026	44,600	(164,511)	(165,200)	(2,900)
Giant Manufacturing Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	07/21/2027	58,000	(138,535)	(143,912)	(5,345)
GN Store Nord AS	DKDR1T	Monthly	JPMorgan Chase	02/17/2027	9,608	(137,393)	(128,503)	7,494
HBX Group International PLC	ESTRON	Monthly	JPMorgan Chase	07/14/2026	17,021	(132,434)	(131,972)	(853)
Hermes International SCA	ESTRON	Monthly	JPMorgan Chase	07/19/2027	76	(151,028)	(138,981)	9,837
Imperial Hotel, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/22/2027	22,700	(140,380)	(139,486)	(763)
J D Wetherspoon PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	14,350	(124,806)	(129,911)	(6,136)
Jabal Omar Development Co.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	28,668	(111,883)	(115,417)	(3,681)
Kyoritsu Maintenance Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	04/14/2027	9,600	(158,599)	(179,852)	(23,250)
Li Auto, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	09/09/2026	16,800	(117,258)	(99,243)	18,075
LVMH Moet Hennessy Louis Vuitton SE	ESTRON	Monthly	JPMorgan Chase	07/21/2027	233	(140,271)	(128,863)	9,520
Meituan, Class B	HIHDO/N	Monthly	JPMorgan Chase	07/21/2027	14,600	(139,075)	(128,879)	10,178
Melco Resorts & Entertainment, Ltd.	OBFR01	Monthly	JPMorgan Chase	04/13/2027	28,430	(160,061)	(149,826)	10,541
MIPS AB	STIB1D	Monthly	JPMorgan Chase	12/02/2026	4,984	(125,911)	(132,703)	(9,416)
Naspers, Ltd., Class N	SAONBOR	Monthly	JPMorgan Chase	03/15/2027	2,598	(139,252)	(130,455)	10,641

46	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Consumer Discretionary – (continued)
Oriental Land Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	10,500	$(149,981)	$(159,893)	$(11,769)
Piaggio & C S.p.A	ESTRON	Monthly	JPMorgan Chase	06/16/2027	75,753	(145,098)	(139,219)	4,499
Prosus NV	ESTRON	Monthly	JPMorgan Chase	04/14/2027	3,143	(144,875)	(136,575)	6,861
Rakuten Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	06/16/2027	30,300	(136,401)	(141,431)	(6,694)
SHARPLINK, Inc.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	24,138	(133,624)	(115,862)	17,919
Shimano, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2027	1,000	(99,006)	(106,660)	(10,024)
SJM Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	05/18/2027	574,000	(130,370)	(106,962)	23,383
Tainan Spinning Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	02/17/2027	337,000	(140,406)	(141,903)	(1,197)
Temple & Webster Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/20/2027	28,783	(102,659)	(123,759)	(22,290)
Trip.com Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	04/14/2027	2,800	(134,836)	(111,329)	23,576
We Buy Cars Holdings, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/31/2026	64,855	(138,370)	(135,213)	4,084
XPeng, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	03/12/2027	16,300	(123,855)	(107,546)	16,422
YIT Oyj	ESTRON	Monthly	JPMorgan Chase	06/16/2027	42,543	(124,098)	(127,918)	(5,002)

						(5,181,649)	(5,059,076)	88,371

Consumer Staples
Almarai Co. JSC	OBFR01	Monthly	JPMorgan Chase	05/12/2027	12,195	(147,816)	(147,622)	499
Associated British Foods PLC	SONIO/N	Monthly	JPMorgan Chase	07/21/2027	2,874	(72,043)	(75,553)	(4,118)
Bakkafrost P/F	NOWA	Monthly	JPMorgan Chase	05/12/2027	2,979	(129,528)	(121,048)	3,109
Beiersdorf AG	ESTRON	Monthly	JPMorgan Chase	05/26/2027	1,603	(131,001)	(138,056)	(8,304)
Cencosud SA	OBFR01	Monthly	JPMorgan Chase	04/14/2027	54,011	(123,533)	(124,781)	(1,131)
China Youran Dairy Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	06/16/2027	263,737	(102,640)	(93,356)	9,357
Chocoladefabriken Lindt & Spruengli AG	SSARON	Monthly	JPMorgan Chase	05/12/2027	1	(118,185)	(118,812)	(2,137)
Dino Polska SA	WIBOON	Monthly	JPMorgan Chase	10/07/2026	16,849	(135,646)	(127,296)	5,526
Dis-Chem Pharmacies, Ltd.	SAONBOR	Monthly	JPMorgan Chase	11/05/2026	60,392	(119,433)	(121,337)	(340)
Grupo Bimbo SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	01/06/2027	7,600	(24,780)	(24,837)	(118)
Intercos S.p.A	ESTRON	Monthly	JPMorgan Chase	01/21/2027	8,334	(119,193)	(123,411)	(5,405)
Kerry Group PLC, Class A	ESTRON	Monthly	JPMorgan Chase	10/07/2026	1,867	(165,646)	(171,261)	(7,261)
Kobayashi Pharmaceutical Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	3,100	(106,929)	(104,037)	682

bridgewayfunds.com	47

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Consumer Staples – (continued)
Lian HWA Food Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	46,900	$(128,935)	$(128,434)	$716
Mowi ASA	NOWA	Monthly	JPMorgan Chase	07/21/2027	6,212	(126,395)	(114,755)	6,903
Oddity Tech, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	07/20/2027	12,111	(137,472)	(183,240)	(45,625)
Salmar ASA	NOWA	Monthly	JPMorgan Chase	06/16/2027	2,549	(141,097)	(119,297)	13,379
Vitasoy International Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	150,000	(110,054)	(124,254)	(14,130)

						(2,140,326)	(2,161,387)	(48,398)

Energy
Advantage Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/01/2026	20,254	(146,300)	(147,237)	(3,196)
Arabian Drilling Co.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	5,683	(137,595)	(136,962)	883
Deep Yellow, Ltd.	RBACOR	Monthly	JPMorgan Chase	05/12/2027	123,806	(125,046)	(121,470)	1,899
Denison Mines Corp.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	42,254	(143,259)	(129,600)	12,123
NexGen Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/15/2027	12,099	(112,246)	(113,632)	(3,243)
Paladin Energy, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2027	15,376	(101,262)	(100,289)	(158)
TerraVest Industries, Inc.	CAONREPO	Monthly	JPMorgan Chase	05/11/2027	1,524	(124,905)	(124,746)	(2,218)
Uranium Energy Corp.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	11,895	(139,392)	(126,801)	12,756
Yellow Cake PLC	SONIO/N	Monthly	JPMorgan Chase	02/23/2027	15,839	(113,877)	(110,764)	2,194

						(1,143,882)	(1,111,501)	21,040

Financials
Adyen NV	ESTRON	Monthly	JPMorgan Chase	08/05/2026	149	(138,239)	(139,779)	(2,899)
AMP, Ltd.	RBACOR	Monthly	JPMorgan Chase	05/12/2027	124,584	(134,267)	(138,435)	(5,729)
Arthur J Gallagher & Co.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	514	(113,152)	(117,999)	(4,631)
AUB Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/21/2027	7,044	(141,487)	(139,117)	(307)
Banco de Sabadell SA	ESTRON	Monthly	JPMorgan Chase	07/21/2027	39,759	(143,180)	(140,884)	370
Bank of Kaohsiung Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	222,000	(85,836)	(85,512)	516
Bank of Nagoya, Ltd. (The)	MUTKCALM	Monthly	JPMorgan Chase	04/14/2027	2,100	(76,937)	(77,668)	(1,700)
Better Home & Finance Holding Co.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	4,856	(137,531)	(133,540)	3,898
Brookfield Corp.	CAONREPO	Monthly	JPMorgan Chase	09/09/2026	1,129	(50,481)	(48,169)	1,474
Brookfield Wealth Solutions, Ltd.	CAONREPO	Monthly	JPMorgan Chase	04/06/2027	3,100	(138,700)	(132,109)	4,141
Bure Equity AB	STIB1D	Monthly	JPMorgan Chase	09/09/2026	4,637	(128,389)	(127,616)	(1,906)

48	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Financials – (continued)

Capital Securities Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	111,000	$(134,009)	$(134,344)	$(5)
Coastal Financial Corp.	OBFR01	Monthly	JPMorgan Chase	06/15/2027	2,018	(143,924)	(156,415)	(12,162)
EQT AB	STIB1D	Monthly	JPMorgan Chase	05/12/2027	4,366	(131,474)	(123,512)	5,188
Fiserv, Inc.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	2,071	(110,343)	(101,583)	8,971
Futu Holdings, Ltd.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	1,400	(136,048)	(131,236)	4,973
Grupo Financiero Inbursa SAB de CV, Class O	MXIBTIIE	Monthly	JPMorgan Chase	12/01/2026	53,900	(129,288)	(128,096)	893
Hagerty, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	06/15/2027	10,354	(112,030)	(123,420)	(11,133)
Hanwha Investment & Securities Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	17,330	(67,824)	(55,396)	12,431
HUB24, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2027	2,487	(142,327)	(125,708)	15,029
IBI Investment House, Ltd.	SHIR	Monthly	JPMorgan Chase	06/16/2027	941	(163,441)	(157,144)	6,280
JF Smartinvest Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	05/12/2027	30,500	(97,839)	(119,398)	(23,129)
Keiyo Bank, Ltd. (The)	MUTKCALM	Monthly	JPMorgan Chase	03/12/2027	11,600	(180,691)	(178,493)	(54)
Lemonade, Inc.	OBFR01	Monthly	JPMorgan Chase	06/15/2027	2,672	(149,258)	(173,814)	(24,214)
MA Financial Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	05/12/2027	29,765	(124,552)	(122,831)	274
Meritz Financial Group, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	1,933	(137,220)	(132,772)	4,782
Nishi-Nippon Financial Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	05/12/2027	5,900	(150,133)	(151,703)	(3,462)
NOBA Bank Group AB	STIB1D	Monthly	JPMorgan Chase	07/21/2027	17,170	(142,971)	(138,318)	389
Norion Bank AB	STIB1D	Monthly	JPMorgan Chase	05/12/2027	22,605	(139,907)	(141,596)	(4,635)
NU Holdings, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	07/20/2027	11,300	(148,418)	(150,968)	(2,374)
Reinet Investments SCA	SAONBOR	Monthly	JPMorgan Chase	07/22/2027	4,873	(138,202)	(134,891)	1,950
Ryan Specialty Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	05/14/2027	4,682	(162,325)	(176,792)	(14,144)
Saudi Tadawul Group Holding Co.	OBFR01	Monthly	JPMorgan Chase	06/24/2027	3,376	(124,651)	(118,873)	5,734
Shawbrook Group PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	32,706	(133,899)	(141,211)	(8,391)
Sofina SA	ESTRON	Monthly	JPMorgan Chase	12/30/2026	536	(132,883)	(136,515)	(4,952)
StoneCo, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	10/06/2026	5,200	(55,120)	(56,368)	(1,122)
StoneCo., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	10/06/2026	8,400	(89,040)	(91,056)	(1,846)
Taichung Commercial Bank Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	11/03/2026	188,899	(115,668)	(119,285)	(3,397)

bridgewayfunds.com	49

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Financials – (continued)
Taiwan Business Bank	OBFR01	Monthly	JPMorgan Chase	12/30/2026	254,000	$(135,889)	$(142,060)	$(5,934)
Union Bank Of Taiwan	OBFR01	Monthly	JPMorgan Chase	01/07/2027	176,550	(120,644)	(125,992)	(5,051)
United International Holding Co.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	13,455	(136,708)	(126,454)	10,440
Upstart Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	07/30/2027	4,500	(154,220)	(159,435)	(5,214)
Wealthfront Corp.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	15,909	(134,435)	(142,226)	(7,633)
Zhongan Online P&C Insurance Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	04/14/2027	81,600	(109,639)	(94,109)	15,340

						(5,573,219)	(5,592,842)	(52,951)

Health Care
Alcon AG	SSARON	Monthly	JPMorgan Chase	10/07/2026	1,500	(100,877)	(101,145)	(1,557)
Ambu A/S, Class B	DKDR1T	Monthly	JPMorgan Chase	09/09/2026	15,086	(149,694)	(140,918)	7,260
BioMerieux	ESTRON	Monthly	JPMorgan Chase	04/14/2027	515	(41,736)	(40,428)	893
Carl Zeiss Meditec AG	ESTRON	Monthly	JPMorgan Chase	01/20/2027	1,172	(34,797)	(35,636)	(1,199)
Chabiotech Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	12,802	(94,911)	(90,516)	4,304
DiaSorin S.p.A	ESTRON	Monthly	JPMorgan Chase	07/14/2026	1,808	(146,376)	(140,107)	4,810
Essilorluxottica SA	ESTRON	Monthly	JPMorgan Chase	07/21/2027	658	(136,299)	(123,554)	10,912
HLB Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	3,242	(97,618)	(109,107)	(11,515)
Hygeia Healthcare Holdings Co., Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	82,600	(94,119)	(96,794)	(2,987)
Revenio Group Oyj	ESTRON	Monthly	JPMorgan Chase	09/09/2026	6,215	(91,184)	(86,666)	3,625
Schrodinger, Inc.	OBFR01	Monthly	JPMorgan Chase	07/27/2027	10,300	(164,444)	(167,375)	(2,841)
Well Health Technologies Corp.	CAONREPO	Monthly	JPMorgan Chase	12/01/2026	11,415	(38,360)	(33,321)	4,404

						(1,190,415)	(1,165,567)	16,109

Industrials
Airbus SE	ESTRON	Monthly	JPMorgan Chase	04/14/2027	653	(131,986)	(145,287)	(14,613)
Alstom SA	ESTRON	Monthly	JPMorgan Chase	06/16/2027	5,370	(99,973)	(93,817)	5,203
Auckland International Airport, Ltd.	NZOCR	Monthly	JPMorgan Chase	10/07/2026	32,740	(157,513)	(155,416)	(1,663)
Austal, Ltd.	RBACOR	Monthly	JPMorgan Chase	04/14/2027	41,078	(113,345)	(115,306)	(3,279)
Avichina Industry & Technology Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/02/2026	116,000	(44,901)	(42,850)	1,943
AviChina Industry & Technology Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/02/2026	244,000	(97,449)	(90,133)	7,382

50	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Industrials – (continued)
Beijer Ref AB	STIB1D	Monthly	JPMorgan Chase	04/14/2027	10,545	$(140,426)	$(154,558)	$(17,095)
Cadeler A/S	NOWA	Monthly	JPMorgan Chase	12/02/2026	23,750	(134,225)	(130,158)	(1,445)
Canadian Pacific Kansas City, Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/23/2027	1,963	(176,108)	(170,189)	2,562
Catrion Catering Holding Co.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	1,378	(28,468)	(27,452)	1,035
Chemring Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/31/2026	15,573	(109,982)	(105,826)	3,278
Discoverie Group PLC	SONIO/N	Monthly	JPMorgan Chase	04/14/2027	10,045	(92,210)	(90,281)	(14)
DiscoverIE Group PLC	SONIO/N	Monthly	JPMorgan Chase	04/14/2027	5,469	(50,204)	(49,153)	(8)
Ecopro Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	03/12/2027	1,726	(124,498)	(120,477)	4,248
Experian PLC	SONIO/N	Monthly	JPMorgan Chase	03/18/2027	3,952	(135,368)	(133,197)	(844)
Ferrovial NV	ESTRON	Monthly	JPMorgan Chase	06/16/2027	1,892	(122,532)	(129,679)	(9,530)
Fincantieri S.p.A	ESTRON	Monthly	JPMorgan Chase	04/14/2027	9,174	(116,157)	(104,435)	10,565
Fugro NV	ESTRON	Monthly	JPMorgan Chase	06/16/2027	10,938	(148,474)	(118,317)	28,743
Gamuda Bhd	OBFR01	Monthly	JPMorgan Chase	06/16/2027	127,900	(134,002)	(137,413)	(3,061)
Georg Fischer AG	SSARON	Monthly	JPMorgan Chase	06/16/2027	2,609	(139,557)	(135,113)	2,725
GFL Environmental, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	2,959	(108,361)	(108,805)	(2,279)
Grab Holdings, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	02/17/2027	39,492	(129,139)	(148,885)	(19,467)
IMCD NV	ESTRON	Monthly	JPMorgan Chase	03/12/2027	1,374	(140,033)	(124,242)	14,456
Interpump Group S.p.A	ESTRON	Monthly	JPMorgan Chase	04/14/2027	2,805	(108,167)	(108,591)	(1,502)
Interroll Holding AG	SSARON	Monthly	JPMorgan Chase	04/14/2027	65	(116,819)	(102,467)	12,858
Keisei Electric Railway Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	16,600	(112,739)	(118,798)	(7,480)
KEPCO Engineering & Construction Co., Inc.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	1,573	(140,778)	(110,970)	29,814
Kingspan Group PLC	ESTRON	Monthly	JPMorgan Chase	11/03/2026	1,490	(138,222)	(136,261)	613
Korea Aerospace Industries, Ltd.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	1,278	(115,374)	(121,411)	(5,757)
L&F Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	487	(45,955)	(35,551)	10,381
Melrose Industries PLC	SONIO/N	Monthly	JPMorgan Chase	07/14/2026	21,044	(126,566)	(132,696)	(7,175)
MTU Aero Engines AG	ESTRON	Monthly	JPMorgan Chase	07/21/2027	367	(139,863)	(152,930)	(14,949)
NIDEC Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	8,400	(135,817)	(138,069)	(3,933)

bridgewayfunds.com	51

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Industrials – (continued)
POSCO Future M Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	03/12/2027	944	$(116,188)	$(108,442)	$8,030
QPS Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	07/22/2027	9,800	(138,816)	(118,959)	17,746
Red Cat Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	11,696	(131,921)	(124,562)	7,502
Rheinmetall AG	ESTRON	Monthly	JPMorgan Chase	04/14/2027	106	(146,605)	(120,605)	24,564
Richtech Robotics, Inc., Class B	OBFR01	Monthly	JPMorgan Chase	05/11/2027	55,682	(122,500)	(117,489)	5,216
ROCKWOOL A/S, Class B	DKDR1T	Monthly	JPMorgan Chase	03/12/2027	4,024	(125,882)	(129,065)	(4,404)
Rosebank Industries PLC	SONIO/N	Monthly	JPMorgan Chase	07/21/2027	30,158	(136,328)	(132,667)	2,510
Silex Systems, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/20/2027	38,131	(139,481)	(142,722)	(4,997)
SM Investments Corp.	OBFR01	Monthly	JPMorgan Chase	11/04/2026	13,740	(132,040)	(132,454)	(271)
Stadler Rail AG	SSARON	Monthly	JPMorgan Chase	06/16/2027	4,961	(133,678)	(142,638)	(10,607)
Starlux Airlines Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	210,000	(141,567)	(139,248)	2,210
Sunebelt Rentals Holdings, Inc.	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	2,013	(164,555)	(146,845)	16,351
Ta Ya Electric Wire & Cable	OBFR01	Monthly	JPMorgan Chase	05/12/2027	104,000	(120,306)	(125,178)	(7,201)
Tatung Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	151,000	(134,641)	(130,321)	4,444
Thomson Reuters Corp.	CAONREPO	Monthly	JPMorgan Chase	04/13/2027	1,747	(143,646)	(142,692)	(1,483)
TOMRA Systems ASA	NOWA	Monthly	JPMorgan Chase	09/09/2026	13,793	(137,764)	(132,799)	(625)
UBTech Robotics Corp., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	07/21/2027	10,194	(140,560)	(134,632)	5,816
Vossloh AG	ESTRON	Monthly	JPMorgan Chase	05/12/2027	1,700	(124,022)	(122,160)	592

						(6,285,711)	(6,132,211)	87,105

Information Technology
Abaxx Technologies, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	4,600	(117,188)	(91,595)	24,262
Addnode Group AB	STIB1D	Monthly	JPMorgan Chase	07/21/2027	30,766	(138,670)	(130,191)	4,342
Appier Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	23,500	(120,505)	(117,874)	1,145
Bit Digital, Inc.	OBFR01	Monthly	JPMorgan Chase	06/15/2027	81,700	(138,890)	(147,060)	(7,852)
Cellebrite DI, Ltd.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	10,700	(134,877)	(156,220)	(21,184)
Cerillion PLC	SONIO/N	Monthly	JPMorgan Chase	02/17/2027	8,381	(136,681)	(121,167)	14,428
Cheng Uei Precision Industry Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	110,000	(129,851)	(132,240)	(2,493)
Chinasoft International, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	03/12/2027	248,000	(124,046)	(92,219)	31,911

52	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Information Technology – (continued)
Cleanspark, Inc.	OBFR01	Monthly	JPMorgan Chase	04/13/2027	10,352	$(154,245)	$(150,622)	$3,726
Coretronic Corp.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	46,000	(98,730)	(126,719)	(28,798)
Dassault Systemes SE	ESTRON	Monthly	JPMorgan Chase	01/21/2027	7,523	(168,039)	(153,449)	12,938
Digital Garage, Inc.	MUTKCALM	Monthly	JPMorgan Chase	05/12/2027	11,100	(129,539)	(130,316)	(2,410)
GDS Holdings, Ltd., Class A	HIHDO/N	Monthly	JPMorgan Chase	06/16/2027	26,600	(116,690)	(98,928)	17,868
Horizon Robotics	HIHDO/N	Monthly	JPMorgan Chase	12/02/2026	243,000	(142,753)	(127,373)	15,421
Keyence Corp.	MUTKCALM	Monthly	JPMorgan Chase	08/02/2027	400	(191,875)	(202,195)	(11,096)
Kingdee International Software Group Co., Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/30/2026	136,000	(128,415)	(103,687)	24,817
LINK Mobility Group Holding ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	65,197	(160,197)	(166,849)	(13,410)
Macquarie Technology Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/19/2027	2,597	(141,230)	(126,307)	11,862
Nemetschek SE	ESTRON	Monthly	JPMorgan Chase	04/14/2027	1,889	(133,773)	(115,004)	17,439
Netskope, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	04/13/2027	15,891	(136,663)	(173,848)	(37,106)
Oracle Corp. Japan	MUTKCALM	Monthly	JPMorgan Chase	06/16/2027	2,600	(145,248)	(133,266)	(3,801)
QT Group Oyj	ESTRON	Monthly	JPMorgan Chase	07/19/2027	1,409	(39,644)	(37,367)	1,686
S&S Tech Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	1,809	(73,359)	(66,499)	6,944
Sanken Electric Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	09/09/2026	2,400	(118,359)	(171,192)	(54,330)
SenseTime Group, Inc., Class B	HIHDO/N	Monthly	JPMorgan Chase	05/12/2027	756,000	(143,011)	(130,135)	12,811
Sercomm Corp.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	52,000	(138,764)	(132,939)	5,844
Sino-American Silicon Products, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	28,000	(126,821)	(160,819)	(33,686)
SUNeVision Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	02/17/2027	185,000	(125,582)	(103,178)	22,566
TechWing, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2027	3,721	(140,618)	(131,414)	9,546
Unisem M Bhd	OBFR01	Monthly	JPMorgan Chase	06/16/2027	118,900	(137,732)	(139,011)	(921)
Vnet Group, Inc.	OBFR01	Monthly	JPMorgan Chase	07/20/2027	15,000	(139,109)	(120,600)	18,666
Weimob, Inc.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	728,000	(126,332)	(105,648)	20,514
Wisetech Global, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/21/2027	5,384	(143,204)	(123,518)	16,976
Xero, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	2,455	(132,411)	(123,419)	7,473
Xiaomi Corp., Class B	HIHDO/N	Monthly	JPMorgan Chase	12/30/2026	35,000	(117,543)	(97,213)	20,390

bridgewayfunds.com	53

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Information Technology – (continued)

YC Corp.	OBFR01	Monthly	JPMorgan Chase	07/22/2027	13,789	$(140,520)	$(119,344)	$21,017

						(4,731,114)	(4,559,425)	127,505

Materials
AbraSilver Resource Corp.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	12,409	(138,650)	(125,206)	11,943
Advanced Petrochemical Co.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	24,011	(158,120)	(151,724)	6,577
Air Liquide SA	ESTRON	Monthly	JPMorgan Chase	08/02/2027	600	(118,124)	(118,816)	(650)
Alpha HPA, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	231,683	(121,185)	(104,313)	15,161
ASP Isotopes, Inc.	OBFR01	Monthly	JPMorgan Chase	02/17/2027	21,084	(123,341)	(131,143)	(7,557)
Bellevue Gold, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/21/2027	110,646	(126,383)	(94,123)	29,869
Canfor Corp.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	13,540	(137,417)	(128,693)	7,249
Chung Hung Steel Corp.	OBFR01	Monthly	JPMorgan Chase	07/19/2027	248,000	(141,337)	(134,847)	6,454
Cia Ferro Ligas Da Bahia - FERBASA	OBFR01	Monthly	JPMorgan Chase	05/12/2027	73,800	(85,401)	(84,489)	1,070
Cia Siderurgica Nacional SA	OBFR01	Monthly	JPMorgan Chase	07/21/2027	116,300	(131,866)	(104,083)	27,934
Collective Mining, Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/15/2027	8,100	(105,332)	(99,662)	3,928
Elkem ASA	NOWA	Monthly	JPMorgan Chase	01/20/2027	46,771	(156,721)	(151,340)	(1,117)
Ence Energia y Celulosa SA	ESTRON	Monthly	JPMorgan Chase	02/17/2027	47,653	(133,224)	(124,824)	7,616
Givaudan SA	SSARON	Monthly	JPMorgan Chase	05/12/2027	42	(166,126)	(177,650)	(13,647)
i-80 Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	05/11/2027	94,586	(130,403)	(137,386)	(9,223)
Ibstock PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	106,267	(133,009)	(129,470)	2,464
IGO, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2027	24,095	(142,780)	(124,007)	17,179
Iluka Resources, Ltd.	RBACOR	Monthly	JPMorgan Chase	03/12/2027	23,757	(119,094)	(116,966)	798
IperionX, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/21/2027	42,236	(138,504)	(120,767)	15,039
Ivanhoe Mines, Ltd., Class A	CAONREPO	Monthly	JPMorgan Chase	05/11/2027	15,799	(125,925)	(123,763)	21
Jastrzebska Spolka Weglowa SA	WIBOON	Monthly	JPMorgan Chase	07/21/2027	19,727	(140,035)	(130,655)	5,438
Metsa Board Oyj, Class B	ESTRON	Monthly	JPMorgan Chase	05/12/2027	44,476	(143,044)	(138,458)	3,156
Mondi PLC	SONIO/N	Monthly	JPMorgan Chase	05/12/2027	8,113	(78,106)	(73,655)	3,806
Montage Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	11,100	(135,947)	(126,242)	8,172
National Industrialization Co.	OBFR01	Monthly	JPMorgan Chase	05/04/2027	37,159	(97,505)	(89,418)	7,990

54	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of				Unrealized
		Payment		Maturity	Contracts	Notional			Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount		Value	(Depreciation)*
Materials – (continued)
Northern Dynasty Minerals, Ltd.	CAONREPO	Monthly	JPMorgan Chase	04/13/2027	69,058	$(128,432	) $	(131,956)	$(5,903)
Novonesis Novozymes B	DKDR1T	Monthly	JPMorgan Chase	10/07/2026	2,460	(149,159)		(155,353)	(7,705)
Poongsan Corp.	OBFR01	Monthly	JPMorgan Chase	05/12/2027	1,296	(59,605)		(54,106)	5,563
Robertet SA	ESTRON	Monthly	JPMorgan Chase	04/14/2027	163	(154,599)		(150,246)	588
Saudi Industrial Investment Group	OBFR01	Monthly	JPMorgan Chase	02/17/2027	40,471	(152,556)		(143,597)	9,504
Saudi Kayan Petrochemical Co.	OBFR01	Monthly	JPMorgan Chase	11/03/2026	83,579	(124,462)		(115,649)	8,695
Skeena Resources, Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/15/2027	4,619	(115,454)		(123,108)	(9,564)
Snowline Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	07/20/2027	15,140	(143,615)		(136,855)	5,219
Svenska Cellulosa AB SCA, Class B	STIB1D	Monthly	JPMorgan Chase	06/16/2027	13,378	(141,549)		(136,818)	1,806
Symrise AG	ESTRON	Monthly	JPMorgan Chase	07/28/2027	1,585	(159,191)		(158,991)	1,442
Vidrala SA	ESTRON	Monthly	JPMorgan Chase	04/14/2027	1,678	(150,041)		(160,953)	(12,403)
Vizsla Silver Corp.	CAONREPO	Monthly	JPMorgan Chase	04/13/2027	37,900	(121,920)		(124,530)	(4,850)
WA1 Resources, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/21/2027	14,827	(142,348)		(118,008)	21,392
West Fraser Timber Co., Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/15/2027	2,374	(156,744)		(160,711)	(7,320)
Yieh Phui Enterprise Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	348,000	(150,481)		(147,816)	2,964

						(5,277,735)		(5,060,397)	159,098

Real Estate
Africa Israel Residences, Ltd.	SHIR	Monthly	JPMorgan Chase	05/13/2027	1,099	(76,768)		(80,116)	(3,527)
Aura Investments, Ltd.	SHIR	Monthly	JPMorgan Chase	02/17/2027	20,612	(123,224)		(127,525)	(4,383)
Boardwalk Real Estate Investment Trust	CAONREPO	Monthly	JPMorgan Chase	04/13/2027	2,891	(135,930)		(131,988)	1,333
Dar Al Arkan Real Estate Development Co.	OBFR01	Monthly	JPMorgan Chase	07/21/2027	16,857	(78,447)		(80,832)	(2,297)
Electra Real Estate, Ltd.	SHIR	Monthly	JPMorgan Chase	09/09/2026	8,483	(132,141)		(127,585)	4,113
Entra ASA	NOWA	Monthly	JPMorgan Chase	07/21/2027	13,026	(136,809)		(138,965)	(5,558)
FastPartner AB, Class A	STIB1D	Monthly	JPMorgan Chase	06/16/2027	23,606	(96,696)		(92,666)	2,033
Goodman Group	RBACOR	Monthly	JPMorgan Chase	12/31/2026	6,230	(138,615)		(134,420)	1,939
Israel Canada T.R, Ltd.	SHIR	Monthly	JPMorgan Chase	08/05/2026	18,064	(111,763)		(106,892)	4,614
LAMDA Development SA	ESTRON	Monthly	JPMorgan Chase	07/21/2027	18,024	(139,425)		(137,505)	37
REIT Azorim HF Living, Ltd.	SHIR	Monthly	JPMorgan Chase	05/13/2027	671	(1,294)		(1,396)	(101)

bridgewayfunds.com	55

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of June 30, 2026

Total Return Swaps - Short (1.26%) (continued)
					Number of			Unrealized
		Payment		Maturity	Contracts	Notional		Appreciation/
Reference Entity	Receive	Frequency	Counterparty	Date	(Short)	Amount	Value	(Depreciation)*
Real Estate — (continued)
Sagax AB, Class B	STIB1D	Monthly	JPMorgan Chase	04/14/2027	2,690	$(45,919)	$(42,783)	$2,168
SM Prime Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2027	460,000	(133,366)	(135,822)	(2,255)
TAG Immobilien AG	ESTRON	Monthly	JPMorgan Chase	05/12/2027	5,729	(85,510)	(92,517)	(7,122)
VGP NV	ESTRON	Monthly	JPMorgan Chase	06/16/2027	1,583	(144,655)	(152,603)	(9,357)
Wallenstam AB, Class B	STIB1D	Monthly	JPMorgan Chase	03/12/2027	34,378	(141,873)	(139,575)	(674)

						(1,722,435)	(1,723,190)	(19,037)

Utilities
ACWA Power Co.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	2,612	(136,869)	(134,931)	2,078
Auren Energia SA	OBFR01	Monthly	JPMorgan Chase	07/19/2027	64,700	(151,134)	(145,385)	6,028
Axia Energia SA	OBFR01	Monthly	JPMorgan Chase	05/12/2027	9,899	(93,430)	(101,652)	(8,138)
EDP Renewables SA	ESTRON	Monthly	JPMorgan Chase	01/07/2027	86	(1,328)	(1,389)	(74)
EDP Renovaveis SA	ESTRON	Monthly	JPMorgan Chase	01/07/2027	9,653	(149,097)	(155,939)	(8,323)
Energisa S/A	OBFR01	Monthly	JPMorgan Chase	05/12/2027	11,100	(98,535)	(103,210)	(4,493)
Energix-Renewable Energies, Ltd.	SHIR	Monthly	JPMorgan Chase	05/13/2027	18,382	(152,053)	(161,433)	(10,209)
Enlight Renewable Energy, Ltd.	SHIR	Monthly	JPMorgan Chase	01/07/2027	1,604	(147,807)	(141,646)	5,867
Oklo, Inc.	OBFR01	Monthly	JPMorgan Chase	06/15/2027	2,027	(109,499)	(106,073)	3,676
Orsted AS	DKDR1T	Monthly	JPMorgan Chase	07/21/2027	5,920	(134,705)	(133,079)	(204)
Scatec ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	13,744	(142,298)	(135,013)	1,558
Voltalia SA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	15,779	(139,632)	(132,257)	6,319

						(1,456,387)	(1,452,007)	(5,915)

Total Reference Entity - Short						$(37,568,725)	$(36,718,066)	$515,322

Net Value of Reference Entity						$1,861,445	$2,414,942	$554,875

*	Includes unrealized appreciation (depreciation) on foreign currency translation, open trades, dividend receivables/payables and swap receivables/ payables.
#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $(30,628), which is (0.08%) of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

56	Annual Report | June 30, 2026

Global Opportunities Fund SCHEDULE OF INVESTMENTS (continued)

BUBOR01M	- National Bank of Hungary Budapest Interbank Offered Rates 1 Month
BBSW1M	- Australian Bank Bill Short Term Rates 1 Month
CAONREPO	- Canadian Overnight Repo Rate Average
CIBO01M	- Copenhagen Interbank Offered Rates 1 Month
DKDR1T	Danish Krone Overnight Deposit
ESTRON	- Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M	- Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N	- Hong King Interbank Offered Rate Fixings Overnight
JIBA1M	- South Africa Johannesburg Interbank Agreed Rate 1 Month
MXIBTIIE	- Mexico Interbank Equilibrium Interbank Interest Rate 28 Day
MUTKCALM	- Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M	- Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA	- Norwegian Overnight Weighted Average
NZOCR	- Reserve Bank of New Zealand Official Cash Rate
OBFR01	- United States Overnight Bank Funding Rate
RBACOR	- Reserve Bank of Australia Cash Overnight Rate
SAONBOR	- South African Benchmark Overnight Rate
SHIR	- Shekel Overnight Risk Free Rate
SIBCSORA	- Singapore Domestic Interbank Overnight Rate Average
SONIO/N	- Sterling Overnight Index Average Interest Rate Benchmark
SSARON	- Swiss Average Rate Intraday Value
STIB1D	- Stockholm Interbank Offered Rate 1 Day
STIB1M	- Stockholm Interbank Offered Rates 1 Month
WIBO1M	- Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON	- Warsaw Interbank Bid/Offered Rates Overnight

See Notes to Financial Statements.

bridgewayfunds.com	57

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026

ASSETS	Aggressive Investors 1	Ultra-Small Company
Investments at value(c)	$230,780,279	$105,536,661

Swaps, at value	–	–

Cash	1,012	411

Foreign Currency, at value	–	–

Receivables:

Portfolio securities sold	518,104	–

Fund shares sold	1,121	395,996

Dividends and interest	108,866	29,869

Prepaid expenses	16,236	4,983

Total assets	231,425,618	105,967,920

LIABILITIES

Payables:

Portfolio securities purchased	–	–

Fund shares redeemed	306,349	15,638

Loan payable	–	–

Payable upon return of securities loaned	–	6,658,809

Accrued Liabilities:

Investment adviser fees	190,003	70,253

Administration fees	1,438	563

Directors’ fees	4,501	1,715

Other	97,547	47,548

Total liabilities	599,838	6,794,526

NET ASSETS	$230,825,780	$99,173,394

NET ASSETS REPRESENT

Paid-in capital	$135,361,945	$72,991,110

Distributable earnings	95,463,835	26,182,284

NET ASSETS	$230,825,780	$99,173,394

Shares of common stock outstanding of $.001 par value(a)	2,121,888	2,740,384

Net asset value, offering price and redemption price per share	$108.78	$36.19

Investments at cost	$153,473,342	$84,749,528

Foreign currency at cost	$–	$–

(a) See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b) Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c) Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

58	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value	Omni Small-Cap Value	Global Opportunities

$ 161,275,455		$342,497,947	$1,331,137,359	$39,654,395

–		–	–	554,875

505		859	5,336	1,908

–		–	–	27,547

969,352		963,785	–	690,584

91,619		38,201	44,318	354,080

89,711		252,775	815,722	131,639

10,791		12,229	33,474	7,525

162,437,433		343,765,796	1,332,036,209	41,422,553

–		–	56,692	637,525

540,154		821,332	641,575	–

42,000		390,000	–	–

14,090,247		–	6,610,067	–

53,443		182,008	282,715	22,929

800		2,067	7,942	2,075

1,145		11,850	17,430	53

69,670		162,692	250,670	72,744

14,797,459		1,569,949	7,867,091	735,326

$ 147,639,974		$342,195,847	$1,324,169,118	$40,687,227

$ 91,990,713		$243,904,021	$760,975,403	$37,782,170

55,649,261		98,291,826	563,193,715	2,905,057

$ 147,639,974		$342,195,847	$1,324,169,118	$40,687,227

7,797,540		7,278,184	58,353,372	3,631,314

$ 18.93	(b)	$47.02	$22.69	$11.20	(b)

$ 114,831,535		$258,528,526	$873,498,972	$39,654,395

$ –		$–	$–	$27,469

Annual Report | June 30, 2026	59

STATEMENTS OF OPERATIONS

Year Ended June 30, 2026

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$2,407,137	$838,320

Less: foreign taxes withheld	(16,671)	(7,495)

Interest	31,721	16,912

Securities lending	12,221	241,603

Total Investment Income	2,434,408	1,089,340

EXPENSES

Investment advisory fees - Base fees	1,946,927	821,850

Investment advisory fees - Performance adjustment	(621,137)	–

Administration fees	14,277	6,027

Accounting fees	77,441	62,186

Transfer agent fees	158,506	70,157

Audit fees	22,000	15,100

Legal fees	52,357	21,292

Custody fees	4,624	7,282

Blue sky fees	40,234	12,738

Directors’ and officers’ fees	40,544	16,951

Shareholder servicing fees	123,285	28,861

Reports to shareholders	27,745	21,163

Insurance expenses	23,245	9,446

Miscellaneous expenses	22,266	11,869

Total Expenses	1,932,314	1,104,922

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	1,932,314	1,104,922

NET INVESTMENT INCOME (LOSS)	502,094	(15,582)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:

Investments	25,544,075	7,569,190

Swaps	–	–

Foreign Currency Transactions	(321)	–

Net Realized Gain	25,543,754	7,569,190

Change in Unrealized Appreciation (Depreciation) on:

Investments	20,336,831	13,508,701

Swaps	–	–

Foreign Currency Translations	–	–

Net Change in Unrealized Appreciation (Depreciation)	20,336,831	13,508,701

Net Realized and Unrealized Gain on Investments	45,880,585	21,077,891

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,382,679	$21,062,309

See Notes to Financial Statements.

60	bridgewayfunds.com

Ultra-Small Company Market	Small-Cap Value	Omni Small-Cap Value	Global Opportunities

$ 874,593	$5,981,027	$25,118,605	$–

–	(25,544)	(15,792)	–

16,873	48,804	64,635	1,402,982

615,994	39,100	333,756	–

1,507,460	6,043,387	25,501,204	1,402,982

631,189	2,011,690	5,381,224	469,486

–	163,773	–	–

8,318	22,161	78,860	4,109

73,545	95,292	222,259	69,484

101,927	106,473	16,974	13,332

13,000	21,200	56,100	40,600

24,780	80,855	262,387	12,890

9,148	8,652	17,835	36

29,426	35,437	38,499	34,319

17,759	60,926	215,792	6,293

71,786	308,781	925,977	33,170

27,391	53,334	65,792	22,176

11,597	42,423	122,637	3,135

11,956	34,030	99,408	1,376

1,031,822	3,045,027	7,503,744	710,406

(85,039)	–	(1,883,355)	(147,023)

946,783	3,045,027	5,620,389	563,383

560,677	2,998,360	19,880,815	839,599

25,051,200	20,037,952	130,635,417	–
–	–	–	4,532,192

–	–	–	(5,570)

25,051,200	20,037,952	130,635,417	4,526,622

30,650,861	82,699,042	300,937,581	–

–	–	–	345,920

–	–	–	2,030

30,650,861	82,699,042	300,937,581	347,950

55,702,061	102,736,994	431,572,998	4,874,572

$ 56,262,738	$105,735,354	$451,453,813	$5,714,171

Annual Report | June 30, 2026	61

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Year Ended June 30,		Year Ended June 30,

	2026	2025	2026	2025

OPERATIONS

Net investment income (loss)	$502,094	$629,966	$(15,582)	$(24,345)

Net realized gain on investments, and foreign currency transactions	25,543,754	34,378,054	7,569,190	7,615,223

Net change in unrealized appreciation (depreciation) on investments, and foreign currency translations	20,336,831	9,443,860	13,508,701	7,095,889

Net increase in net assets resulting from operations	46,382,679	44,451,880	21,062,309	14,686,767

DISTRIBUTIONS:
From distributable earnings	(34,947,435)	(6,183,515)	(8,797,954)	(2,258,167)

Net decrease in net assets from distributions	(34,947,435)	(6,183,515)	(8,797,954)	(2,258,167)

SHARE TRANSACTIONS:

Proceeds from sale of shares	1,999,939	4,366,166	1,547,678	956,394

Reinvestment of distributions	33,517,014	5,937,197	8,247,566	2,126,055

Cost of shares redeemed	(26,914,132)	(16,170,781)	(9,437,066)	(6,725,168)

Redemption fees	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	8,602,821	(5,867,418)	358,178	(3,642,719)
Net increase (decrease) in net assets	20,038,065	32,400,947	12,622,533	8,785,881

NET ASSETS:

Beginning of year	210,787,715	178,386,768	86,550,861	77,764,980

End of year	$230,825,780	$210,787,715	$99,173,394	$86,550,861

SHARES ISSUED & REDEEMED

Issued	19,313	44,933	45,425	31,861

Distributions reinvested	353,742	58,918	255,977	62,476

Redeemed	(264,099)	(171,789)	(282,104)	(216,421)

Net increase (decrease)	108,956	(67,938)	19,298	(122,084)

Outstanding at beginning of year	2,012,932	2,080,870	2,721,086	2,843,170

Outstanding at end of year	2,121,888	2,012,932	2,740,384	2,721,086

See Notes to Financial Statements.

62	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value		Omni Small-Cap Value

Year Ended June 30,		Year Ended June 30,		Year Ended June 30,

2026	2025	2026	2025	2026	2025

$ 560,677	$1,299,916	$2,998,360	$4,202,824	$19,880,815	$21,192,069

25,051,200	17,429,134	20,037,952	17,313,250	130,635,417	93,731,276

30,650,861	722,361	82,699,042	(18,041,595)	300,937,581	(90,028,038)

56,262,738	19,451,411	105,735,354	3,474,479	451,453,813	24,895,307

(1,299,884)	(1,126,896)	(6,728,549)	(33,937,549)	(107,661,039)	(109,330,790)

(1,299,884)	(1,126,896)	(6,728,549)	(33,937,549)	(107,661,039)	(109,330,790)

6,067,325	5,604,995	27,083,568	78,577,968	60,683,165	107,753,768

1,269,891	1,041,395	6,542,737	30,898,872	107,433,442	109,166,881

(21,182,167)	(85,965,097)	(142,614,535)	(214,626,616)	(261,167,312)	(257,784,592)

27,320	10,273	–	–	–	–

(13,817,631)	(79,308,434)	(108,988,230)	(105,149,776)	(93,050,705)	(40,863,943)

41,145,223	(60,983,919)	(9,981,425)	(135,612,846)	250,742,069	(125,299,426)

106,494,751	167,478,670	352,177,272	487,790,118	1,073,427,049	1,198,726,475

$ 147,639,974	$106,494,751	$342,195,847	$352,177,272	$1,324,169,118	$1,073,427,049

386,988	486,625	677,565	2,084,215	3,145,502	6,158,829

81,351	77,832	166,313	764,256	5,788,440	5,581,129

(1,371,805)	(7,332,619)	(3,620,166)	(5,832,824)	(13,341,143)	(14,035,219)

(903,466)	(6,768,162)	(2,776,288)	(2,984,353)	(4,407,201)	(2,295,261)

8,701,006	15,469,168	10,054,472	13,038,825	62,760,573	65,055,834

7,797,540	8,701,006	7,278,184	10,054,472	58,353,372	62,760,573

Annual Report | June 30, 2026	63

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Global Opportunities

	Year Ended	For the Period October 15, 2024(a)
	June 30, 2026	Through June 30, 2025

OPERATIONS
Net investment income	$839,599	$412,036

Net realized gain on investments, swaps and foreign currency transactions	4,526,622	744,239

Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency translations	347,950	208,890

Net increase in net assets resulting from operations	5,714,171	1,365,165

DISTRIBUTIONS:

From distributable earnings	(3,720,520)	(74,679)

Net decrease in net assets from distributions	(3,720,520)	(74,679)

SHARE TRANSACTIONS:

Proceeds from sale of shares	13,282,398	30,443,019

Reinvestment of distributions	3,719,566	74,679

Cost of shares redeemed	(9,947,753)	(228,465)

Redemption fees	58,783	863

Net increase in net assets resulting from share transactions	7,112,994	30,290,096

Net increase in net assets	9,106,645	31,580,582

NET ASSETS:

Beginning of period	31,580,582	–

End of period	$40,687,227	$31,580,582

SHARES ISSUED & REDEEMED

Issued	1,195,795	2,992,677

Distributions reinvested	353,907	7,431

Redeemed	(896,715)	(21,781)

Net increase	652,987	2,978,327

Outstanding at beginning of period	2,978,327	–

Outstanding at end of period	3,631,314	2,978,327

(a)	Commencement of Investment Operations.

See Notes to Financial Statements.

64	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

AGGRESSIVE INVESTORS 1

	Year Ended June 30,

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$104.72	$85.73	$67.40	$57.61	$82.61

Income from Investment Operations:

Net Investment Income(a)	0.24	0.31	0.57	0.78	0.69

Net Realized and Unrealized Gain (Loss)	21.88	21.75	18.40	9.88	(18.56)

Total from Investment Operations	22.12	22.06	18.97	10.66	(17.87)

Less Distributions to Shareholders from:

Net Investment Income	(0.42)	(0.52)	(0.64)	(0.87)	(0.83)

Net Realized Gain	(17.64)	(2.55)	–	–	(6.30)

Total Distributions	(18.06)	(3.07)	(0.64)	(0.87)	(7.13)

Net Asset Value, End of Year	$108.78	$104.72	$85.73	$67.40	$57.61

Total Return	23.67%	25.88%	28.34%	18.66%	(23.81%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$230,826	$210,788	$178,387	$150,893	$135,510

Expenses Before Waivers and

Reimbursements(b)	0.89%	0.86%	0.46%	0.32%	0.39%

Expenses After Waivers and Reimbursements	0.89%	0.86%	0.46%	0.32%	0.39%

Net Investment Income After Waivers and

Reimbursements	0.23%	0.33%	0.76%	1.25%	0.90%

Portfolio Turnover Rate	74%	61%	65%	81%	64%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

Expense ratios are lower in some past periods when compared to current period, due to a significant negative performance adjustment to the investment advisor fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

See Notes to Financial Statements.

Annual Report | June 30, 2026	65

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

ULTRA-SMALL COMPANY

	Year Ended June 30,

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$31.81	$27.35	$27.27	$29.31	$46.46

Income from Investment Operations:

Net Investment Income (Loss)(a)	(0.01)	(0.01)	(0.02)	(0.02)	0.19

Net Realized and Unrealized Gain (Loss)	7.76	5.28	1.52	2.69	(9.11)

Total from Investment Operations	7.75	5.27	1.50	2.67	(8.92)

Less Distributions to Shareholders from:

Net Investment Income	(0.11)	(0.06)	–	–	(0.24)

Net Realized Gain	(3.26)	(0.75)	(1.42)	(4.71)	(7.99)

Total Distributions	(3.37)	(0.81)	(1.42)	(4.71)	(8.23)

Net Asset Value, End of Year	$36.19	$31.81	$27.35	$27.27	$29.31

Total Return	25.65%	19.07%	5.71%	10.37%	(21.04%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$99,173	$86,551	$77,765	$82,395	$78,488

Expenses Before Waivers and Reimbursements	1.21%	1.21%	1.22%	1.20%	1.15%

Expenses After Waivers and Reimbursements	1.21%	1.21%	1.22%	1.20%	1.15%

Net Investment Income (Loss) After Waivers and Reimbursements	(0.02%)	(0.03%)	(0.06%)	(0.06%)	0.50%

Portfolio Turnover Rate	78%	65%	72%	74%	109%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.

See Notes to Financial Statements.

66	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

ULTRA-SMALL COMPANY MARKET

	Year Ended June 30,

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$12.24	$10.83	$10.60	$10.83	$19.61

Income from Investment Operations:

Net Investment Income(a)	0.07	0.10	0.07	0.09	0.13

Net Realized and Unrealized Gain (Loss)	6.77	1.39	0.26	(0.10)	(5.43)

Total from Investment Operations	6.84	1.49	0.33	(0.01)	(5.30)

Less Distributions to Shareholders from:

Net Investment Income	(0.16)	(0.08)	(0.10)	(0.11)	(0.12)

Net Realized Gain	–	–	–	(0.11)	(3.39)

Total Distributions	(0.16)	(0.08)	(0.10)	(0.22)	(3.51)

Paid-in Capital from Redemption Fees(a)	0.01	0.00(b)	0.00(b)	0.00(b)	0.03

Net Asset Value, End of Year	$18.93	$12.24	$10.83	$10.60	$10.83

Total Return(c)	56.22%	13.69%	3.17%	(0.01%)	(30.38%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$147,640	$106,495	$167,479	$184,604	$189,304

Expenses Before Waivers and Reimbursements	0.82%	0.83%	0.79%	0.78%	0.78%

Expenses After Waivers and Reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%

Net Investment Income After Waivers and Reimbursements	0.44%	0.85%	0.63%	0.88%	0.85%

Portfolio Turnover Rate	44%	39%	44%	58%	47%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Amount represents less than $0.005.
(c)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

Annual Report | June 30, 2026	67

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

SMALL-CAP VALUE

	Year Ended June 30

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$35.03	$37.41	$36.15	$32.79	$36.49

Income from Investment Operations:
Net Investment Income(a)	0.36	0.35	0.33	0.53	0.15
Net Realized and Unrealized Gain (Loss)	12.44	0.10(b)	1.95	3.16	(2.12)

Total from Investment Operations	12.80	0.45	2.28	3.69	(1.97)

Less Distributions to Shareholders from:

Net Investment Income	(0.34)	(0.63)	(0.36)	(0.33)	(0.10)

Net Realized Gain	(0.47)	(2.20)	(0.66)	–	(1.63)

Total Distributions	(0.81)	(2.83)	(1.02)	(0.33)	(1.73)

Net Asset Value, End of Year	$47.02	$35.03	$37.41	$36.15	$32.79

Total Return	36.99%	0.19%	6.36%	11.30%	(5.81%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$342,196	$352,177	$487,790	$546,334	$422,713

Expenses Before Waivers and Reimbursements	0.91%	0.90%	0.88%	0.86%(c)	0.83%

Expenses After Waivers and Reimbursements	0.91%	0.90%	0.88%	0.86%(c)	0.83%

Net Investment Income After Waivers and Reimbursements	0.89%	0.93%	0.91%	1.51%	0.42%

Portfolio Turnover Rate	76%	63%	56%	61%	95%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)

The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

68	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

OMNI SMALL-CAP VALUE

	Year Ended June 30,

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of Year	$17.10	$18.43	$17.33	$20.15	$22.03

Income from Investment Operations:
Net Investment Income(a)	0.32	0.33	0.32	0.37	0.28
Net Realized and Unrealized Gain (Loss)	7.09	0.10	2.40	0.67	(1.23)

Total from Investment Operations	7.41	0.43	2.72	1.04	(0.95)

Less Distributions to Shareholders from:

Net Investment Income	(0.30)	(0.33)	(0.29)	(0.32)	(0.41)

Net Realized Gain	(1.52)	(1.43)	(1.33)	(3.54)	(0.52)

Total Distributions	(1.82)	(1.76)	(1.62)	(3.86)	(0.93)

Net Asset Value, End of Year	$22.69	$17.10	$18.43	$17.33	$20.15

Total Return(b)	45.68%	1.15%	15.93%	5.04%	(4.65%)

Ratios and Supplemental Data:

Net Assets, End of Year (in 000’s)	$1,324,169	$1,073,427	$1,198,726	$1,119,720	$1,158,941

Expenses Before Waivers and Reimbursements	0.63%	0.64%	0.63%	0.66%	0.66%

Expenses After Waivers and Reimbursements	0.47%	0.47%	0.47%	0.47%	0.47%

Net Investment Income After Waivers and Reimbursements	1.66%	1.82%	1.78%	1.93%	1.25%

Portfolio Turnover Rate	29%	31%	26%	38%	30%

(a)	Per share amounts calculated based on the average daily shares outstanding during the year.
(b)	Total return would have been lower had various fees not been waived during the year.

See Notes to Financial Statements.

Annual Report | June 30, 2026	69

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year indicated)

GLOBAL OPPORTUNITIES

	Year Ended June 30, 2026	For the Period October 15, 2024(a) Through June 30, 2025

Net Asset Value, Beginning of Period	$10.60	$10.00

Income from Investment Operations:
Net Investment Income(b)	0.25	0.20
Net Realized and Unrealized Gain	1.53	0.44

Total from Investment Operations	1.78	0.64

Less Distributions to Shareholders from:

Net Investment Income	(0.75)	(0.04)

Net Realized Gain	(0.45)	–

Total Distributions	(1.20)	(0.04)

Paid-in Capital from Redemption Fees(b)	0.02	0.00(c)

Net Asset Value, End of Period	$11.20	$10.60

Total Return(d)	17.71%	6.41%(e)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$40,687	$31,581

Expenses Before Waivers and Reimbursements	1.89%	2.35%(f)

Expenses After Waivers and Reimbursements	1.50%	1.50%(f)

Net Investment Income After Waivers and Reimbursements	2.24%	2.76%(f)

Portfolio Turnover Rate	–%	–%(e)

(a)	Commencement of Investment Operations.

(b)	Per share amounts calculated based on the average daily shares outstanding during the period.

(c)	Amount represents less than $0.005.

(d)	Total return would have been lower had various fees not been waived during the year.

(e)	Not annualized.

(f)	Annualized for periods less than one year.

See Notes to Financial Statements.

70	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1.  Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Bridgeway is organized as a series fund, with six investment funds as of June 30, 2026.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of June 30, 2026, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Small-Cap Value, Omni Small-Cap Value and Global Opportunities Funds.

The Ultra-Small Company Fund is open to existing investors.

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Omni Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Global Opportunities Fund seeks long-term positive absolute returns while limiting exposure to general stock market risk.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2.  Significant Accounting Policies

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

Securities, Options, Futures, and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Over-the-counter (“OTC”) derivatives, including swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. The value of each equity swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using either the last sale or closing price on the principal exchange on which the securities are traded or a fair value provided by an independent pricing service; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Annual Report | June 30, 2026	71

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	· Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, swap contracts and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 – significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of June 30, 2026 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by

72	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

the securities lending agent. The Global Opportunities Fund does not participate in the securities lending program.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the year ended June 30, 2026 the Global Opportunities Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of June 30, 2026:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount

Ultra-Small Company
Securities lending	$6,658,809	$–	$6,658,809	$–	$6,658,809	$–
Ultra-Small Company Market
Securities lending	$14,090,247	–	$14,090,247	–	$14,090,247	–
Omni Small-Cap Value
Securities lending	$6,610,067	–	$6,610,067	–	$6,610,067	–

1	Securities loaned with a value of $127,157 in Ultra-Small Company Market has been sold and are pending settlement on June 30, 2026.

Annual Report | June 30, 2026	73

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral

Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan

Aggressive Investors 1
Securities lending	U.S.Gov’t	0.13%-	07/31/26-
	Obligations	5.00%	5/15/56	$6,651,284	$–	$6,651,284	$6,358,400

Ultra-Small Company
Securities lending	U.S.Gov’t	0.13%-	07/31/26-
	Obligations	5.00%	5/15/56	$12,376,319	$6,658,809	$19,035,128	$18,406,821

Ultra-Small Company Market
Securities lending	U.S.Gov’t	0.13%-	07/31/26-
	Obligations	5.00%	5/15/56	$14,719,825	$14,090,247	$28,810,072	$27,686,859

Small-Cap Value
Securities lending	U.S.Gov’t	0.13%-	07/31/26-
	Obligations	5.00%	5/15/56	$87,383,907	$–	$87,383,907	$86,011,934

Omni Small-Cap Value
Securities lending	U.S.Gov’t	0.13%-	07/31/26-
	Obligations	7.00%	5/15/56	$208,200,753	$6,610,067	$214,810,820	$211,373,784

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2026, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. Each Fund’s officers collectively act as each Fund’s CODM. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit. Additionally, deposits with brokers may, at times, exceed the SIPC insurance limit.

Sector Concentration Risk Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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June 30, 2026

As of June 30, 2026, Funds with net assets of 25% or greater in a particular sector were as follows:

Fund	Sector	% Net Assets at June 30, 2026
Aggressive Investors 1 Fund	Information Technology	36.86%
Ultra-Small Company Fund	Health Care	25.95%
Small-Cap Value Fund	Financials	28.12%
Omni Small-Cap Value Fund	Financials	36.38%

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds, futures, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income, and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statements of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Investments in Money Market Funds In order to maintain sufficient liquidity or to implement investment strategies, the Funds may invest a significant portion of their assets in shares of money market funds. As of June 30, 2026 the Global Opportunities Fund invested 97.46% of its net assets (including the investment of collateral for its total return swaps) in a money market fund registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The Funds bear the indirect expenses of the money market funds in which they invest.

Derivatives The Funds’ use of derivatives for the period ended June 30, 2026 was limited to total return swap contracts. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities
Equity Risk
Global Opportunities Fund:
Total Return Swaps- Long	$1,638,259	$1,598,706	Swaps, at value
Total Return Swaps- Short	1,493,936	978,614	Swaps, at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations
Equity Risk
Global Opportunities Fund:
Total Return Swaps	$4,532,192		Realized Gain (Loss) on Swaps
			Change in Unrealized Appreciation
Total Return Swaps		$345,920	(Depreciation) on Swaps

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

The derivative instruments outstanding as of June 30, 2026, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended June 30, 2026, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Total Return Swap Contracts The Global Opportunities Fund invests in total return swap contracts to obtain exposure to the underlying referenced security without actually owning the underlying position. Total Return Swap Contracts give the Global Opportunities Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. To the extent the total return of the security underlying the transaction exceeds (or falls short of) the offsetting interest rate obligations the fund will receive a payment from (or make a payment to) the counterparty. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as a change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Periodic payments received (paid) by the Fund is reported as realized gains (losses) on swap contracts on the Statements of Operations. Total return swap contracts outstanding as of June 30, 2026 are disclosed on the Global Opportunities Fund’s Schedule of Investments.

Collateral related to enforceable master netting arrangements is held in a tri-party custody account at The Bank of New York Mellon for the benefit of the counterparty. As of June 30, 2026, the collateral consisted of cash invested in a money market fund. The collateral is not available for the Fund’s use and is returned upon settlement or termination of the related obligations.

The following table is summary of the Global Opportunities Fund’s derivatives asset and liabilities, which are subject to netting agreement as of June 30, 2026:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Bridgeway Fund	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/ (Received)	Net Amount

Global Opportunities	$3,132,195	$2,577,320	$554,875	$–	$–	$554,875

Indemnification Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3.  Advisory Fees and Other Related Party Transactions

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

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June 30, 2026

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Omni Small-Cap Value Fund: The Fund’s advisory fee is a flat 0.45% of the value of average daily net assets, computed daily and payable monthly.

Global Opportunities Fund: The Fund’s advisory fee is a flat 1.25% of the value of average daily nets assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

Fund, for the year ended June 30, 2026. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund excluding Omni Small-Cap Value fund where the Expense Limitation Agreement of 0.47% may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. Pursuant to the current Expense Limitation Agreement, the Adviser is contractually obligated to waive fees or pay the Omni Small-Cap Value Fund expenses to ensure expenses do not exceed 0.47% until at least November 1, 2027.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Year Ended 06/30/26

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	85,039
Small-Cap Value	0.94%	–
Omni Small-Cap Value*	0.47%	1,883,355

*

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the expense limitation for each fiscal year provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $1,883,355, $1,953,857, and $1,945,822, which expire no later than June 30, 2029, June 30, 2028, and June 30, 2027, respectively.

The Adviser, pursuant to an Expense Limitation Agreement, has agreed to waive fees and/or pay the Global Opportunities Fund’s expenses, if necessary, ensure that “Other Expenses” (as listed in the Fund’s prospectus fee table and excludes interest, taxes, dividends on short sales, other borrowing costs, interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and ordinary expenses) do not exceed 0.25% until at least November 1, 2027. The Expense Limitation Agreement can be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement as a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total other expense limitation of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Total fees waived pursuant to this Expense Limitation Agreement for the year ended June 30, 2026 was $147,023 and for the period ended June 30, 2025 was $126,438 which are recoupable no later than June 30, 2029 and June 30, 2028, respectively.

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the year ended June 30, 2026 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales	Realized Gain (Loss)

Ultra-Small Company	$368,950	$1,885,500	$117,327
Ultra-Small Company Market	1,407,694	397,661	77,590
Small-Cap Value	3,716,689	3,797,794	(1,124,675)
Omni Small-Cap Value	4,973,050	4,385,428	674,236

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of

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June 30, 2026

the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds; (iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $130,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. As a result, Mr. Montgomery is not compensated by the Funds for his service as a director.

4.  Distribution Agreement

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

5.  Purchases and Sales of Investment Securities

Purchases and sales of investments, other than short-term securities, for each Fund for the year ended June 30, 2026 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$–	$160,182,018	$–	$186,919,473
Ultra-Small Company	–	70,539,400	–	79,489,450
Ultra-Small Company Market	–	55,092,930	–	69,855,195
Small-Cap Value	–	255,050,842	–	366,112,673
Omni Small-Cap Value	–	346,764,362	–	523,542,952
Global Opportunities	–	0	–	0

6.  Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2026, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$82,379,020	$27,088,712	$59,842,809
Gross depreciation (excess of tax cost over value)	(5,072,083)	(6,695,296)	(13,402,385)
Net unrealized appreciation	$77,306,937	$20,393,416	$46,440,424
Cost of investments for income tax purposes	$153,473,342	$85,143,245	$114,835,031

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Gross appreciation (excess of value over tax cost)	$89,261,315	$498,925,027	$556,840
Gross depreciation (excess of tax cost over value)	(5,258,161)	(41,286,641)	(464,046)
Net unrealized appreciation	$84,003,154	$457,638,386	$92,794
Cost of investments for income tax purposes	$258,494,793	$873,498,973	$39,654,395

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale, REIT basis adjustment, PFIC mark-to-market, and swap mark-to-market.

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2026 and June 30, 2025 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Distributions paid from:
Ordinary Income	$501,773	$630,342	$281,500	$2,214,783
Long-Term Capital Gain	34,445,662	5,553,173	8,516,454	43,384
Total	$34,947,435	$6,183,515	$8,797,954	$2,258,167

	Ultra-Small Company Market		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Distributions paid from:
Ordinary Income	$1,299,884	$1,126,896	$2,702,626	$5,805,577
Long-Term Capital Gain	—	—	4,025,923	28,131,972
Total	$1,299,884	$1,126,896	$6,728,549	$33,937,549

	Omni Small-Cap Value		Global Opportunities
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Distributions paid from:
Ordinary Income	$17,840,071	$20,560,516	$3,720,520	$74,679
Long-Term Capital Gain	89,820,968	88,770,274	—	—
Total	$107,661,039	$109,330,790	$3,720,520	$74,679

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June 30, 2026

Components of Accumulated Earnings As of June 30, 2026, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$183,372	$543,892
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	18,156,898	5,605,496	8,664,945
Post October Losses Deferred	–	–	–
Other Temporary Differences	–	–	–
Net Unrealized Appreciation of Investments	77,306,937	20,393,416	46,440,424
Total	$95,463,835	$26,182,284	$55,649,261

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Accumulated Net Investment Income	$–	$8,856,625	$2,812,263
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	14,288,672	96,698,704	–
Post October Losses Deferred	–	–	–
Other Temporary Differences	–	–	–
Net Unrealized Appreciation of Investments	84,003,154	457,638,386	92,794
Total	$98,291,826	$563,193,715	$2,905,057

For the fiscal year June 30, 2026, the Funds recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$887,805	$292,788	$282,953
Distributable Earnings	(887,805)	(292,788)	(282,953)

		Increase (Decrease)
	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Paid-In Capital	$1,985,359	$9,763,982	$372,052
Distributable Earnings	(1,985,359)	(9,763,982)	(372,052)

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the utilization of earnings and profits distributed to shareholders on redemption of shares.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New Accounting Pronouncement In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide enhanced disclosures primarily related to the rate reconciliation and income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

applied prospectively and are effective for fiscal years beginning after December 15, 2024. During the fiscal year ended June 30, 2026, the Funds did not pay a significant amount of foreign or US federal, state or local income taxes.

7.  Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until October 6, 2026. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the highest of (a) the federal funds effective rate for such day, (b) the sum of 10 bps plus SOFR for such day or (c) 0.0%. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the year ended June 30, 2026, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	5.21%	$195,278	54	$1,527	$2,600,000
Ultra-Small Company	5.26%	113,629	35	582	573,000
Ultra-Small Company Market	5.27%	125,736	53	975	541,000
Small-Cap Value	5.31%	727,187	75	8,049	5,632,000
Omni Small-Cap Value	5.22%	785,149	67	7,632	4,606,000

1Interest expense is included on the Statements of Operations in Miscellaneous expenses.

The Global Opportunities Fund did not borrow any amounts under this line of credit during the year ended June 30, 2026

8. Redemption Fees

In Ultra-Small Company Market Fund and Global Opportunities Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The amounts of the redemption fee charged can be found on the Funds’ Statements of Changes in Net Assets.

9. Subsequent Events

On July 14, 2026 shareholders of each Target Fund below approved an Agreement and Plan of Reorganization (the “Plan”), for each of the Aggressive Investors 1 Fund, the Ultra-Small Company Market Fund and the Small-Cap Value Fund (each a “Target Fund” and, collectively, the “Target Funds”), each a series of Bridgeway Funds, pursuant to which each Target Fund reorganized into a newly created series of EA Series Trust as shown below (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”) (the “Reorganization”). The Reorganization occurred July 24, 2026 and resulted in (i) the transfer of all the property, goodwill and assets of each Target Fund that were shown as an asset on the books and records of each Target Fund in exchange solely for (A) shares of its corresponding Acquiring Fund and cash and (B) the assumption by each Acquiring Fund of all the liabilities of its corresponding Target Fund, and (ii) the distribution by each Target Fund of (A) Acquiring Fund’s shares and cash in lieu of fractional shares pro rata to its corresponding Target Fund’s shareholders through accounts that are permitted to hold Acquiring Fund Shares, and (B) with respect to shareholders who held their Target Fund shares through accounts that are not permitted to hold Acquiring Fund shares, cash in exchange for their Target Fund shares, in complete liquidation of each Target Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

Target Funds	Acquiring Funds

Aggressive Investors 1 Fund	EA Bridgeway Aggressive Investors ETF

Ultra-Small Company Market Fund	EA Bridgeway Ultra-Small Company Market ETF

Small-Cap Value Fund	EA Bridgeway Select Small-Cap Value ETF

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Annual Report | June 30, 2026	83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

June 30, 2026

To the Shareholders and Board of Directors of

Bridgeway Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund, and Global Opportunities Fund (the “Funds”), each a series of Bridgeway Funds, Inc., as of June 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, and Omni Small-Cap Value Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025, 2024, and 2023

Global Opportunities Fund	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period October 15, 2024 (commencement of operations) through June 30, 2025

The Funds’ financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 25, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

84	bridgewayfunds.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

June 30, 2026

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2026

Annual Report | June 30, 2026	85

OTHER INFORMATION (UNAUDITED)

June 30, 2026 (Unaudited)

1.  Shareholder Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders, based upon each Fund’s income and distributions for the taxable year ended June 30, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds report the following items with regard to distributions paid during the fiscal year ended June 30, 2026 All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Corporate Dividends Received Deduction	100.00%	100.00%	100.00%
Qualified Dividend Income	100.00%	100.00%	100.00%
Qualified Interest Related Dividends	1.30%	1.07%	1.00%
Qualified Short Term Capital Gain Dividends	0.00%	0.00%	0.00%
U.S. Government Income	0.00%	0.00%	0.00%

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Corporate Dividends Received Deduction	100.00%	91.70%	0.00%
Qualified Dividend Income	100.00%	100.00%	0.00%
Qualified Interest Related Dividends	0.81%	0.32%	77.34%
Qualified Short Term Capital Gain Dividends	0.00%	0.00%	70.03%
U.S. Government Income	0.00%	0.00%	0.00%

US Government Income represents the amount of interest that was derived from direct US Government obligations. Generally, such interest is exempt from state income tax. However, for residents of California, New York and Connecticut, the statutory threshold requirements were not satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

During the fiscal year ended June 30, 2026, the Funds paid distributions from ordinary income and long-term capital gain that included equalization debits summarized below:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Ordinary Income Distributions	$ 501,773	$ 299,322	$ 1,316,598
Long-Term Capital Gain Distributions	35,333,467	8,791,420	266,239

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Ordinary Income Distributions	$ 2,957,925	$ 19,129,739	$ 3,805,019
Long-Term Capital Gain Distributions	5,755,983	98,295,282	287,553

86	bridgewayfunds.com

OTHER INFORMATION (UNAUDITED) (continued)

June 30, 2026 (Unaudited)

2.  Proxy Voting

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2026 is available without charge at the Funds’ website www.bridgewayfunds.com or by contacting Bridge-way Funds at funds@bridgeway.com. Such information is also available on the SEC’s website at http://www.sec.gov.

3.  Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Financial Statements and Other Information prepared as of each of these periods. The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. All of these reports are available on the Funds’ website www.bridgeway-funds.com. Copies are also available without charge, upon request, by contacting Bridgeway Funds at funds@bridgeway.com and on the SEC’s website at http://www.sec.gov.

4.  Approval of Investment Management Agreement

Bridgeway Funds, Inc.’s (the “Company”) management agreement (the “Management Agreement”) with its investment adviser, Bridgeway Capital Management, LLC (the “Adviser”), on behalf of each of the Company’s funds must be approved for an initial term no greater than two years and renewed at least annually thereafter by the board of directors of the Company (the “Board” or “Directors”) or a vote of a majority of the outstanding voting securities of each fund. In addition, the renewal must be approved by a majority of the Directors who are not parties to the Management Agreement or “interested persons” of any party thereto (the “Independent Directors”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the Management Agreement. For example, the Board or its standing committees consider at meetings during the year various factors that are relevant to the annual renewal of each fund’s Management Agreement, including the quality of services and support provided to each fund by the Adviser, the Adviser’s compliance program, including the effectiveness of its implementation, comparative performance information for each fund, the risk assessment of the funds and “deep dives” on the strategy and performance of certain funds on a periodic basis. Additionally, between regular Board meetings the Adviser provides the Board with updated financial information on the Adviser and strategic direction and marketing efforts.

On May 14, 2026, the Board, including a majority of the Independent Directors, met (the “Meeting”) with the Adviser, the Company’s outside legal counsel, independent legal counsel to the Independent Directors (“Independent Legal Counsel”) and others to consider information bearing on the continuation of the Management Agreement with respect to the following funds of the Company: Aggressive Investors 1 Fund, Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Value Fund, Omni Small-Cap Value Fund and Global Opportunities Fund (each a “Fund” and together, the “Funds”).

In reaching its decisions regarding the renewal of the Management Agreement for each Fund, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and committee meetings, as applicable and as described above, as well as the information provided to it specifically in relation to the annual consideration of the approval of the continuation of the Management Agreement for each Fund.

In preparation for the Meeting, the Independent Directors requested that the Adviser provide specific information relevant to the Board’s consideration of the renewal of the Management Agreement with respect to each Fund. In response to that request, the Board was furnished with a wide variety of information with respect to each Fund, including information regarding:

●

investment performance over various time periods and the fees and expenses of the Fund as compared to a comparable group of funds as determined and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data;

●	the nature, extent and quality of services provided by the Adviser to the Fund under the Management Agreement;

Other Information | June 30, 2026	87

OTHER INFORMATION (UNAUDITED) (continued)

June 30, 2026 (Unaudited)

●	actual management fees paid by the Fund to the Adviser and a comparison of those fees with the management fees charged to comparable advisory clients of the Adviser, as applicable;

●	the Adviser’s costs of providing services to the Fund and the profitability of the Adviser from its relationship with the Fund;

●	the extent to which economies of scale would be realized as the Fund’s assets increase and whether fee levels reflect these economies of scale for the benefit of Fund investors; and

●	any potential “fall-out” or ancillary benefits accruing to the Adviser as a result of its relationship with the Fund.

In addition to evaluating the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at the Meeting.

In considering the information and materials described above, the Independent Directors met with Independent Legal Counsel to review such information and materials prior to the Meeting. In addition, the Independent Directors met in executive session with Independent Legal Counsel to consider the continuation of the Management Agreement with respect to each Fund outside the presence of management during the Meeting.

The Board also was provided with a written description of its statutory responsibilities and the legal standards that are applicable to approval of the renewal of the Management Agreement.

Although the Management Agreement for all of the Funds was considered at the Meeting, the Directors considered the renewal of the Management Agreement with respect to each Fund separately.

In considering the aforementioned information, the Board took into account management style, investment strategies and prevailing market conditions as reported by the Adviser. Furthermore, in evaluating the Management Agreement, the Directors also considered information provided by the Adviser concerning the following:

●

the terms of the Management Agreement, including the services performed by the Adviser in managing each Fund’s assets in accordance with the Fund’s investment objectives, policies and restrictions and how those services and fees differ from those for comparable advisory clients of the Adviser, as applicable;

●	information regarding the advisory fee rates and the expense limitation or fee waiver arrangements, if any, for each Fund;

●	the Adviser’s personnel, staffing levels and the time and attention the Adviser’s personnel devote to the management of the Funds as compared to other advisory clients of the Adviser;

●	the Adviser’s risk assessment and management process;

●

the Adviser’s representation that it does not engage in pre-arranged soft dollar arrangements but that it may receive the benefit of research services provided by broker-dealers and brokerage services; and

●	the financial condition and stability of the Adviser.

In view of the broad scope and variety of factors and information considered by the Board, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Management Agreement for each Fund for an additional year. Rather, the Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following describes various factors that were considered by the Board in deciding to approve the continuance of the Management Agreement for each Fund.

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OTHER INFORMATION (UNAUDITED) (continued)

June 30, 2026 (Unaudited)

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by the Adviser, the Directors considered the services provided to each Fund and any expected changes thereto, the qualifications, experience and duties of the Adviser’s personnel, the approximate amount of time those personnel devote to the Funds, recent and expected personnel changes, portfolio manager compensation arrangements, business continuity and succession planning, and enterprise risk management (including as it relates to cybersecurity risk). In addition, the Directors considered information provided by the Adviser regarding its overall financial strength and considered the resources and staffing in place with respect to the services provided to the Funds.

Based on the totality of the information considered, the Directors concluded that they were satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser, and that the Adviser has the ability to continue to provide these services based on its experience, operations and current resources.

Investment Performance

The Board considered performance information provided by the Adviser for similarly managed accounts (if any) over the most recent six-month, one-year, three-year, five-year, ten-year and fifteen-year periods ended December 31, 2025, as applicable, as well as Fund performance compared with its primary and secondary benchmarks for one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025. The Board considered the Adviser’s representation that the differences in the performance of the similarly managed accounts (if any) and Fund performance were within ranges that the Adviser expects for the relevant accounts/Funds given, for example, differences in cash flows, investment restrictions, account size and tax management practices.

In addition, Broadridge provided a report (the “Broadridge Report”) of comparative data regarding fees, expenses and investment performance for each Fund as compared to a peer group selected by Broadridge (“Peer Group”). The performance periods included total return over the most recent calendar year (“one-year period”) and the annualized total returns over the most recent three calendar year period (“three-year period”), five calendar year period (“five-year period”), ten calendar year period (“ten-year period”) and since inception period, as applicable. With regard to the performance information provided in the Broadridge Report, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance.

In particular, the Board considered the following performance information as of December 31, 2025 provided by the Adviser and from Broadridge:

●

With regard to the Aggressive Investors 1 Fund, the Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period, in the first quintile for the five-year period and in the fifth quintile for the ten-year period, as compared with its Peer Group. The Fund outperformed its primary benchmark for the since inception, one-year and three-year periods, while it underperformed its primary benchmark for the five-year and ten-year periods. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its primary benchmark.

●

With regard to the Ultra-Small Company Fund, the Fund’s performance was in the third quintile for the one-year period, in the first quintile for the three-year period, and in the second quintile for the five-year and ten-year periods, as compared with its Peer Group. The Fund underperformed its secondary benchmark for the one-year and three-year periods and outperformed its secondary benchmark for the five-year and ten-year periods. The Board considered the Adviser’s explanation of the factors that had detracted from the Fund’s relative performance. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Ultra-Small Company Market Fund, the Fund’s performance was in the first quintile for the one-year and three-year periods, in the fifth quintile for the five-year period, and in the third quintile for the ten-year period, as compared

Other Information | June 30, 2026	89

OTHER INFORMATION (UNAUDITED) (continued)

June 30, 2026 (Unaudited)

with its Peer Group. The Fund underperformed its secondary benchmark for the one-year and ten-year periods, while it outperformed its secondary benchmark for the three-year and five-year periods. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Small-Cap Value Fund, the Fund’s performance was in the third quintile for the one-year period, in the fifth quintile for the three-year period, and in the first quintile for the five-year and ten-year periods, as compared with its Peer Group. The Fund underperformed its secondary benchmark over the one-year and three-year periods, while it outperformed its secondary benchmark for the five-year, ten-year and since-inception periods. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Omni Small-Cap Value, the Fund’s performance was in the second quintile of its Peer Group for the one-year and ten-year periods, in the third quintile of its Peer Group for the three-year period, and in the first quintile of its Peer Group for the five-year period, as compared with its Peer Group. The Fund underperformed its secondary benchmark for the one-year and three-year periods, while it outperformed its secondary benchmark for the five-year, ten-year and since-inception periods. Based on their review, the Directors concluded that the Fund’s overall performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

●

With regard to the Global Opportunities Fund and its limited performance record, the Fund’s performance was in the first quintile of its Peer Group for the one-year period, and the Fund outperformed its secondary benchmark for the one-year period. Based on their review, the Directors concluded that the Fund’s performance was satisfactory relative to the performance of the funds in its Peer Group and its secondary benchmark.

Fund Fees and Expenses

The Board considered information provided by the Adviser regarding the advisory fees it charges to comparable advisory clients and the reasons for any material differences between those fees and the fees it charges to the Funds. The Board also considered the Adviser’s views that, given investment performance and overall expenses, the Adviser believes the management fees for each Fund appear reasonable and appropriate given the distinctive features and design of each Fund, the disciplined implementation of the design by the Adviser, the relatively low management fees in most cases, the performance results in line with design and investor expectations, and the profitability to the Adviser of each Fund. More specifically, with regard to management fee differences among the Funds, the Board considered the Adviser’s view that fee differences stem from market factors as well as the estimated growth rate of the Fund at the time of launch; the potential asset capacity of the Fund; the risks associated with providing the advisory services to the Fund; and estimated costs of providing the advisory services driven by the design complexity of the Fund (e.g., more complex design is higher cost due to the research and portfolio management time required).

With respect to management fee differences between the Funds and other investment company clients of the Adviser, the Board considered that, unlike the Funds, the Adviser does not provide administrative services to any other investment company clients. The Board also considered the fees charged to other investment company clients of the Adviser, as well as the Adviser’s representation that for certain Funds, the Adviser did not manage comparable investment companies.

With respect to management fee differences between the Funds and other non-investment company clients of the Adviser, the Board considered that: (i) the management fee charged to the Ultra-Small Company Market Fund is lower than that charged to comparable separate accounts; (ii) the asset-based management fee charged to the Aggressive Investors 1 Fund is higher than that charged to comparable clients, while the Fund’s performance fee rate is significantly lower than the performance fee rate charged to comparable clients (and there are other differences in the performance fee calculations); (iii) the management fee charged to the Small-Cap Value Fund is equal to the management fee for a comparable separate account on assets over $100 million but it is lower for assets below $100 million, but the Fund has a performance fee while the comparable separate account does not; and (iv) the Adviser had no advisory clients comparable to the other Funds.

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OTHER INFORMATION (UNAUDITED) (continued)

June 30, 2026 (Unaudited)

The Board also considered information compiled by Broadridge comparing each Fund’s contractual management fee rate (excluding any performance fees and using an assumed common asset level for the Fund and the other funds in the Peer Group), actual management fee rate (which included the effect of any fee waivers and any performance fees, and was derived from annual reports) and actual total expense ratios (which also included the effect of any fee waivers and performance fees, and was derived from annual reports) as a percentage of average net assets as compared to other funds in its expense Peer Group. Broadridge’s contractual management fee data included both advisory fees and administrative services fees, except for the Funds. Broadridge excluded administrative services fees for the Funds from contractual management fee data because those fees are fixed (i.e., a stated dollar amount), as opposed to asset based. More specifically, with respect to the Funds, the Adviser provides certain administrative services to the Funds pursuant to a separate contract, in exchange for an annual fixed fee (payable monthly) that the Adviser has represented approximates the cost of providing such services (which the Board considered in connection with profitability, as described below). Broadridge’s actual management fee data for the Funds and the other funds in the Peer Group included both advisory fees and administrative services fees. Thus, the contractual management fee rate in the Funds’ Broadridge comparisons did not reflect these administrative services fees, whereas the actual management fee rate in the Funds’ Broadridge comparisons included both advisory and administrative services fees.

With regard to the expense information provided in the Broadridge Report, the Board considered Fund expenses on a percentile and quintile basis as compared to each Fund’s Peer Group. For purposes of the expense data provided, Broadridge defines the first quintile as 20% of the funds in the applicable Peer Group with the lowest expenses and the fifth quintile as 20% of the funds in the applicable Peer Group with the highest expenses. In particular, the Board considered the following:

●

The Aggressive Investors 1 Fund’s contractual management fee was in the fourth quintile of its Peer Group (excluding the performance fee) and the Fund’s actual management fees and actual total expenses (factoring in the performance fee) were each in the second quintile of its Peer Group. The Board also considered the impact of the Fund’s performance fee on the fee comparisons.

●

With respect to the Ultra-Small Company Fund, the Board considered that the Fund’s contractual management fee was in the third quintile, the actual management fee was in the fourth quintile and total expense ratio was in the second quintile of its Peer Group. The Board took into account that the Fund’s total expenses, which included the actual management fee, were below the median of its Peer Group.

●

With respect to the Global Opportunities Fund, the Board considered that the Fund’s contractual management fee was in the third quintile, the actual management fee was in the first quintile and total expense ratio was in the second quintile of its Peer Group. The Board took into account that the Fund’s total expenses, which included the actual management fee, were below the median of its Peer Group.

●

With respect to the Ultra-Small Company Market Fund, Small-Cap Value Fund and Omni Small-Cap Value Fund, the Board considered that each Fund was in the first quintile of its applicable Peer Group for the contractual management fee, actual management fee and total expense ratio. The Board also considered the impact of the performance fee arrangement on actual management fees for the Small-Cap Value Fund.

In addition, the Board considered that the Adviser is contractually obligated to waive fees and/or pay Fund expenses in order to maintain expense limitations for each Fund to ensure that total expense levels do not increase above certain asset percentage levels.

The foregoing comparisons assisted the Board in determining to approve the continuance of the Management Agreement for each Fund by providing it with a basis for evaluating each Fund’s management fee and total expense ratio on a relative basis. Based on their review, the Directors concluded that each Fund’s management fee was reasonable in view of the services received by the Fund and the other factors considered.

Profitability

The Board reviewed the materials it received from the Adviser regarding its revenues and costs in providing investment management and certain administrative services to the Funds and the Company as a whole. In particular, the Board considered

Other Information | June 30, 2026	91

OTHER INFORMATION (UNAUDITED) (continued)

June 30, 2026 (Unaudited)

the analysis of the Adviser’s profitability with respect to each Fund, calculated for the years ended December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025. The Board also considered the Adviser’s representations that it does not track expenses or maintain staff on a per Fund basis and accordingly the Adviser needed to make certain assumptions to allocate expenses on a Fund-by-Fund basis in order to calculate Fund-by-Fund profitability, making the process a subjective one. The Board also considered that the Adviser was operating certain Funds at a loss but that the Adviser had the resources necessary to continue providing the same level of services to those Funds. Based on their review, the Directors concluded that the Adviser’s profitability from its relationship with each Fund was reasonable.

Economies of Scale

The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. With respect to whether economies of scale are expected to be realized by the Adviser as a Fund’s assets increase and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of advisory fees charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time. The Board considered that the Aggressive Investors 1 Fund and Ultra-Small Company Fund each have fee breakpoints in their management fee schedules although neither Fund is at a size currently to benefit from such breakpoints. With respect to Ultra-Small Company Market Fund, the Board considered the Adviser’s representation that it believes that the Fund will not produce significant economies of scale because the Fund involves intensive and time-consuming portfolio and trading management, and as a result, the Fund does not have breakpoints in its management fee schedule. With respect to the Global Opportunities Fund, the Board took into account that the Adviser has agreed, until at least November 1, 2027, to waive fees and/or pay Fund expenses, if necessary, to ensure that certain expenses do not exceed 0.25% and that the Adviser also has voluntarily agreed to limit certain of the Fund’s total annual fund operating expenses to 6.00%. Lastly, although the Small-Cap Value Fund and Omni Small-Cap Value Fund do not have fee breakpoints in their management fee schedules, the Board considered the Adviser’s explanation that these Funds were priced low relative to their respective Peer Groups and ahead of the economies of scale curve at launch. The Board noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

“Fallout” or Ancillary Benefits

The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser as a result of its relationships with the Funds. In terms of potential “fall-out” or ancillary benefits to the Adviser due to its position as manager of the Funds, the Board considered benefits related to track record and reputation, and portfolio trading and execution. The Board also considered the Adviser’s representations that it does not engage in pre-arranged soft dollar arrangements but that it may receive the benefit of research services provided by broker-dealers and brokerage services. In addition, the Board took into account that the Adviser receives administrative service fees from the Funds in exchange for providing certain administrative services to the Funds, noting that such services are provided at cost. The Board concluded that the “fall-out” or ancillary benefits accruing to the Adviser by virtue of its relationship with the Funds appeared to be reasonable.

* * * * *

Based on all relevant information and factors discussed above, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Directors, determined that the continuation of the Management Agreement for each Fund was in the best interests of the Fund. As a result, the Board, including a majority of the Independent Directors, approved the renewal of the Management Agreement for each Fund.

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BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Elena Khoziaeva
Elena Khoziaeva, President and Principal Executive Officer
(principal executive officer)

Date September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elena Khoziaeva
Elena Khoziaeva, President and Principal Executive Officer
(principal executive officer)

Date September 2, 2026

By (Signature and Title)*	/s/Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)

Date September 2, 2026

* Print the name and title of each signing officer under his or her signature.